UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Global Credit Fund

Semi-Annual Report

June 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United States of America*	24.4%
United Kingdom	18.3%
Netherlands	10.2%
France	10.2%
Ireland	6.8%
Luxembourg	5.5%
Germany	5.2%
Australia	3.8%
Switzerland	3.1%
Other	12.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2022
A	7.1%
BBB	51.9%
BB and Below	30.8%
Not Rated	5.6%
Short-Term Investments and Net Other Assets	4.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2022*,**
Corporate Bonds	70.7%
Preferred Securities	24.5%
Short-Term Investments and Net Other Assets (Liabilities)	4.8%

 * Futures and Swaps - 28.0%

 ** Foreign Currency Contracts - (57.4)%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.7%
		Principal Amount(a)	Value
Australia - 2.8%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (b)	EUR	$150,000	$118,744
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	700,000	527,002
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (b)	GBP	700,000	695,502
6.75% 12/2/44 (Reg. S) (b)		1,475,000	1,482,375

TOTAL AUSTRALIA			2,823,623

Bailiwick of Guernsey - 0.3%
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	300,000	271,456
Bailiwick of Jersey - 1.5%
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	1,400,000	1,514,274
Canada - 0.1%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (c)		78,000	67,198
Cayman Islands - 0.7%
Alibaba Group Holding Ltd. 2.125% 2/9/31		200,000	165,138
Avolon Holdings Funding Ltd.:
4.25% 4/15/26 (c)		545,000	504,695
4.375% 5/1/26 (c)		37,000	34,276

TOTAL CAYMAN ISLANDS			704,109

Czech Republic - 0.1%
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	150,000	147,033
Denmark - 0.5%
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (b)	GBP	490,000	538,076
France - 6.4%
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	300,000	248,866
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		243,000	203,256
2.5% 3/31/32 (Reg. S) (b)	EUR	1,000,000	952,220
BPCE SA 1.5% 1/13/42 (Reg. S) (b)	EUR	800,000	719,055
Credit Agricole Assurances SA 4.75% 9/27/48 (b)	EUR	400,000	406,064
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	300,000	252,523
Iliad SA:
0.75% 2/11/24 (Reg. S)	EUR	1,700,000	1,661,227
1.5% 10/14/24 (Reg. S)	EUR	200,000	194,503
1.875% 2/11/28 (Reg. S)	EUR	200,000	166,624
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	1,000,000	972,822
Societe Generale 4.75% 11/24/25 (c)		400,000	393,679
Valeo SA 1% 8/3/28 (Reg. S)	EUR	400,000	326,306

TOTAL FRANCE			6,497,145

Germany - 3.9%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	550,000	380,406
Bayer AG:
3.125% 11/12/79 (Reg. S) (b)	EUR	700,000	558,426
3.75% 7/1/74 (Reg. S) (b)	EUR	550,000	519,312
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (b)	EUR	200,000	200,244
4% 6/24/32 (Reg. S) (b)	EUR	900,000	862,515
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	500,000	384,823
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	850,000	846,558
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	300,000	241,951

TOTAL GERMANY			3,994,235

Greece - 0.2%
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (b)	EUR	300,000	250,741
Hong Kong - 0.3%
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (b)	EUR	300,000	255,629
Ireland - 6.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/30/32		150,000	120,074
6.5% 7/15/25		150,000	153,477
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (b)	EUR	800,000	774,309
2.25% 4/4/28 (Reg. S) (b)	EUR	1,300,000	1,252,858
2.875% 5/30/31 (Reg. S) (b)	EUR	250,000	237,251
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (b)	EUR	800,000	716,714
2.029% 9/30/27 (b)(c)		1,000,000	869,140
2.375% 10/14/29 (Reg. S) (b)	EUR	500,000	491,562
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		1,445,000	1,396,231
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (b)		650,000	524,875

TOTAL IRELAND			6,536,491

Italy - 2.7%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	200,000	175,220
1.75% 7/30/31 (Reg. S)	EUR	200,000	159,911
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	750,000	588,919
Enel SpA 3.375% (Reg. S) (b)(d)	EUR	690,000	633,090
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (b)	EUR	700,000	620,681
5.861% 6/19/32 (b)(c)		600,000	528,202

TOTAL ITALY			2,706,023

Luxembourg - 2.8%
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	2,200,000	1,175,938
2.25% 4/27/27 (Reg. S)	EUR	200,000	99,643
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	700,000	580,502
1.75% 3/12/29 (Reg. S)	EUR	400,000	337,110
2.625% 10/20/28 (Reg. S)	GBP	250,000	258,569
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	550,000	435,398

TOTAL LUXEMBOURG			2,887,160

Mexico - 1.8%
Petroleos Mexicanos 6.5% 3/13/27		2,075,000	1,791,244
Netherlands - 3.8%
Coloplast Finance BV 2.75% 5/19/30 (Reg. S)	EUR	300,000	304,931
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (b)		649,000	612,494
5.75% 8/15/50 (Reg. S) (b)		1,250,000	1,208,288
Deutsche Annington Finance BV 5% 10/2/23 (c)		314,000	315,512
JDE Peet's BV 2.25% 9/24/31 (c)		162,000	126,547
Technip Energies NV 1.125% 5/28/28	EUR	600,000	508,278
Universal Music Group NV 3.75% 6/30/32 (Reg. S)	EUR	200,000	208,275
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	500,000	436,833
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	200,000	173,165

TOTAL NETHERLANDS			3,894,323

Portugal - 0.3%
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (e)(f)	EUR	200,000	30,391
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (b)	EUR	300,000	286,619

TOTAL PORTUGAL			317,010

Spain - 0.7%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	900,000	745,743
Sweden - 1.0%
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (b)	EUR	251,000	245,938
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	500,000	413,940
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	250,000	166,362
1.75% 1/14/25 (Reg. S)	EUR	200,000	152,558

TOTAL SWEDEN			978,798

Switzerland - 1.0%
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S) (b)	GBP	500,000	503,467
4.194% 4/1/31 (b)(c)		250,000	221,210
4.282% 1/9/28 (c)		323,000	301,538

TOTAL SWITZERLAND			1,026,215

United Kingdom - 13.5%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	175,000	185,872
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	1,250,000	1,276,969
Imperial Tobacco Finance PLC 3.5% 7/26/26 (c)		1,315,000	1,232,154
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	930,000	1,030,898
John Lewis PLC 6.125% 1/21/25	GBP	986,000	1,236,794
Lloyds Banking Group PLC 1.985% 12/15/31 (b)	GBP	400,000	417,363
M&G PLC:
5.625% 10/20/51 (Reg. S) (b)	GBP	100,000	115,585
6.5% 10/20/48 (Reg. S) (b)		300,000	306,750
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	500,000	533,433
4.5% 7/10/27 (Reg. S)	GBP	250,000	259,544
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (b)	GBP	700,000	729,628
3.619% 3/29/29 (Reg. S) (b)	GBP	600,000	684,118
3.622% 8/14/30 (Reg. S) (b)	GBP	200,000	228,356
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (b)	EUR	1,050,000	874,776
Prudential PLC 2.95% 11/3/33 (Reg. S) (b)		1,500,000	1,258,875
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	150,000	185,006
Rolls-Royce PLC 3.375% 6/18/26	GBP	590,000	620,904
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	450,000	402,609
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	300,000	316,748
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	210,000	196,540
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (b)	GBP	400,000	470,645
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (b)	GBP	200,000	223,423
6.25% 10/3/78 (Reg. S) (b)		650,000	620,279
Whitbread PLC 2.375% 5/31/27 (Reg. S)	GBP	250,000	271,645

TOTAL UNITED KINGDOM			13,678,914

United States of America - 19.9%
Air Lease Corp.:
2.875% 1/15/26		390,000	357,979
3.125% 12/1/30		275,000	224,765
American Airlines, Inc. 3.75% 4/15/27		135,512	120,047
Ares Capital Corp.:
2.15% 7/15/26		300,000	251,434
3.25% 7/15/25		375,000	346,674
4.25% 3/1/25		650,000	621,501
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	800,000	896,877
Broadcom, Inc.:
1.95% 2/15/28 (c)		28,000	23,842
2.45% 2/15/31 (c)		274,000	220,142
2.6% 2/15/33 (c)		243,000	186,845
Centene Corp.:
4.25% 12/15/27		570,000	532,078
4.625% 12/15/29		405,000	377,663
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.2% 3/15/28		500,000	467,150
Cleco Corporate Holdings LLC 3.375% 9/15/29		1,000,000	892,239
DCP Midstream Operating LP 5.375% 7/15/25		900,000	875,250
Dell International LLC/EMC Corp. 5.3% 10/1/29		275,000	271,103
Duke Energy Corp. 3.85% 6/15/34	EUR	550,000	563,994
Elanco Animal Health, Inc. 6.4% 8/28/28 (b)		350,000	333,165
Energy Transfer LP 4% 10/1/27		900,000	851,798
Equitable Holdings, Inc. 4.35% 4/20/28		800,000	771,724
Hudson Pacific Properties LP 3.95% 11/1/27		700,000	666,295
JPMorgan Chase & Co. 2.956% 5/13/31 (b)		63,000	54,393
Level 3 Financing, Inc. 3.4% 3/1/27 (c)		500,000	430,664
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	250,000	269,632
3.5% 3/15/31		385,000	300,300
NextEra Energy Partners LP 4.25% 9/15/24 (c)		50,000	47,625
Omega Healthcare Investors, Inc. 4.75% 1/15/28		900,000	852,614
Phillips 66 Co. 3.15% 12/15/29 (c)		500,000	449,073
Puget Energy, Inc. 4.1% 6/15/30		750,000	697,109
Sabra Health Care LP 3.2% 12/1/31		135,000	107,138
SITE Centers Corp. 4.7% 6/1/27		550,000	542,660
Southern Co. 1.875% 9/15/81 (b)	EUR	1,100,000	785,257
Store Capital Corp. 2.75% 11/18/30		31,000	25,265
T-Mobile U.S.A., Inc. 2.4% 3/15/29		115,000	99,311
The AES Corp. 2.45% 1/15/31		715,000	575,051
The Boeing Co.:
5.04% 5/1/27		650,000	642,049
5.15% 5/1/30		450,000	431,945
The Walt Disney Co. 4.7% 3/23/50		150,000	147,941
Time Warner Cable LLC 5.875% 11/15/40		400,000	366,554
Toll Brothers Finance Corp. 4.875% 3/15/27		650,000	615,078
Universal Health Services, Inc. 2.65% 10/15/30 (c)		1,000,000	799,745
Verizon Communications, Inc. 3.7% 3/22/61		250,000	196,356
Vontier Corp. 2.4% 4/1/28		1,000,000	838,199
Vornado Realty LP 3.4% 6/1/31		114,000	95,674
Western Gas Partners LP 4.55% 2/1/30		376,000	325,240
Zions Bancorp NA 3.25% 10/29/29		750,000	652,644

TOTAL UNITED STATES OF AMERICA			20,200,082

TOTAL NONCONVERTIBLE BONDS
(Cost $89,441,069)			71,825,522

Preferred Securities - 24.5%
Australia - 1.0%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (b)(d)		600,000	563,965
5.875% (b)(c)(d)		505,000	495,145

TOTAL AUSTRALIA			1,059,110

Canada - 0.6%
Bank of Nova Scotia:
4.65% (b)(d)		450,000	396,517
4.9% (b)(d)		250,000	232,635

TOTAL CANADA			629,152

Finland - 0.3%
Citycon Oyj 4.496% (Reg. S) (b)(d)	EUR	350,000	255,240
France - 3.8%
BNP Paribas SA 6.625% (Reg. S) (b)(d)		450,000	439,940
Danone SA 1.75% (Reg. S) (b)(d)	EUR	600,000	607,023
EDF SA 5.25% (Reg. S) (b)(d)		1,950,000	1,873,831
Societe Generale 7.875% (Reg. S) (b)(d)		200,000	196,435
Veolia Environnement SA 2% (Reg. S) (b)(d)	EUR	900,000	741,066

TOTAL FRANCE			3,858,295

Germany - 1.3%
Bayer AG 2.375% 11/12/79 (Reg. S) (b)	EUR	1,500,000	1,327,527
Ireland - 0.4%
AIB Group PLC 6.25% (Reg. S) (b)(d)	EUR	450,000	439,156
Italy - 0.3%
Enel SpA 2.5% (Reg. S) (b)(d)	EUR	300,000	306,918
Luxembourg - 2.7%
Aroundtown SA 3.375% (Reg. S) (b)(d)	EUR	1,600,000	1,265,904
CPI Property Group SA 3.75% (Reg. S) (b)(d)	EUR	850,000	498,672
Grand City Properties SA 1.5% (Reg. S) (b)(d)	EUR	1,400,000	1,003,541

TOTAL LUXEMBOURG			2,768,117

Netherlands - 6.4%
AerCap Holdings NV 5.875% 10/10/79 (b)		650,000	565,258
AT Securities BV 5.25% (Reg. S) (b)(d)		500,000	473,492
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (b)(d)(g)	EUR	341,400	346,269
Telefonica Europe BV:
2.625% (Reg. S) (b)(d)	EUR	600,000	616,073
3.875% (Reg. S) (b)(d)	EUR	500,000	484,438
Volkswagen International Finance NV:
3.375% (Reg. S) (b)(d)	EUR	200,000	193,249
3.748% (Reg. S) (b)(d)	EUR	300,000	270,294
3.875% (Reg. S) (b)(d)	EUR	1,500,000	1,303,931
4.625% (Reg. S) (b)(d)	EUR	2,250,000	2,248,942

TOTAL NETHERLANDS			6,501,946

Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (b)(d)	EUR	400,000	402,885
Sweden - 0.8%
Heimstaden Bostad AB:
3.248% (Reg. S) (b)(d)	EUR	900,000	572,595
3.625% (Reg. S) (b)(d)	EUR	150,000	90,531
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (b)(d)	EUR	450,000	155,124

TOTAL SWEDEN			818,250

Switzerland - 2.1%
Credit Suisse Group AG 7.5% (Reg. S) (b)(d)		2,000,000	1,910,452
UBS Group AG 7% (Reg. S) (b)(d)		200,000	203,063

TOTAL SWITZERLAND			2,113,515

United Kingdom - 4.4%
Barclays PLC:
5.875% (Reg. S) (b)(d)	GBP	250,000	281,712
7.125% (b)(d)	GBP	200,000	234,178
8.875% (b)(d)	GBP	200,000	241,631
British American Tobacco PLC 3% (Reg. S) (b)(d)	EUR	2,100,000	1,619,398
HSBC Holdings PLC 6.375% (b)(d)		900,000	884,754
National Express Group PLC 4.25% (Reg. S) (b)(d)	GBP	200,000	223,317
SSE PLC:
3.74% (Reg. S) (b)(d)	GBP	400,000	438,263
4% (Reg. S) (b)(d)	EUR	600,000	546,892

TOTAL UNITED KINGDOM			4,470,145

TOTAL PREFERRED SECURITIES
(Cost $33,005,341)			24,950,256
		Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 1.58% (h)
(Cost $381,248)		381,172	381,248

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option with an exercise rate of 5.75% on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 37 Index expiring June 2027, paying 5% quarterly.	9/21/22	EUR 5,950,000	$211,180
TOTAL PURCHASED SWAPTIONS
(Cost $179,184)			211,180
TOTAL INVESTMENT IN SECURITIES - 95.8%
(Cost $123,006,842)			97,368,206
NET OTHER ASSETS (LIABILITIES) - 4.2%			4,251,478
NET ASSETS - 100%			$101,619,684

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	5	Sept. 2022	$410,336	$(4,396)	$(4,396)
Eurex Euro-Bund Contracts (Germany)	4	Sept. 2022	623,656	13,387	13,387
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	7	Sept. 2022	1,199,819	(79,947)	(79,947)
TME 10 Year Canadian Note Contracts (Canada)	21	Sept. 2022	2,022,833	(71,976)	(71,976)
TOTAL BOND INDEX CONTRACTS					(142,932)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	62	Sept. 2022	13,020,969	(75,654)	(75,654)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	39	Sept. 2022	4,377,750	(34,090)	(34,090)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	53	Sept. 2022	7,347,125	(123,505)	(123,505)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	26	Sept. 2022	3,311,750	(50,293)	(50,293)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	56	Sept. 2022	8,643,250	(199,601)	(199,601)
TOTAL TREASURY CONTRACTS					(483,143)

TOTAL PURCHASED					(626,075)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	55	Sept. 2022	7,157,970	51,748	51,748
ICE Long Gilt Contracts (United Kingdom)	30	Sept. 2022	4,162,436	153,675	153,675

TOTAL SOLD					205,423

TOTAL FUTURES CONTRACTS					$(420,652)

The notional amount of futures purchased as a percentage of Net Assets is 40.3%

The notional amount of futures sold as a percentage of Net Assets is 11.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $55,072,166.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	83,000	USD	86,721	BNP Paribas S.A.	7/1/22	$259
USD	80,673	EUR	77,000	HSBC Bank	7/1/22	(19)
USD	11,770,000	EUR	10,757,700	JPMorgan Chase Bank, N.A.	7/29/22	478,085
USD	6,000,000	EUR	5,513,692	JPMorgan Chase Bank, N.A.	7/29/22	212,504
CAD	110,000	USD	85,216	Royal Bank of Canada	8/5/22	238
EUR	1,467,000	USD	1,536,322	BNP Paribas S.A.	8/5/22	4,278
EUR	122,000	USD	127,612	BNP Paribas S.A.	8/5/22	509
EUR	362,000	USD	388,393	BNP Paribas S.A.	8/5/22	(8,232)
EUR	95,000	USD	101,519	BNP Paribas S.A.	8/5/22	(1,753)
EUR	75,000	USD	78,352	BNP Paribas S.A.	8/5/22	411
EUR	253,000	USD	267,390	BNP Paribas S.A.	8/5/22	(1,697)
EUR	483,000	USD	512,132	BNP Paribas S.A.	8/5/22	(4,900)
EUR	89,000	USD	95,862	Bank of America, N.A.	8/5/22	(2,397)
EUR	158,000	USD	169,973	Goldman Sachs Bank USA	8/5/22	(4,046)
EUR	278,000	USD	290,322	Goldman Sachs Bank USA	8/5/22	1,625
EUR	82,000	USD	86,882	HSBC Bank	8/5/22	(768)
EUR	206,000	USD	217,006	HSBC Bank	8/5/22	(671)
EUR	413,000	USD	433,691	HSBC Bank	8/5/22	29
EUR	87,000	USD	91,868	JPMorgan Chase Bank, N.A.	8/5/22	(503)
EUR	158,000	USD	164,629	JPMorgan Chase Bank, N.A.	8/5/22	1,298
EUR	381,000	USD	403,401	Royal Bank of Canada	8/5/22	(3,286)
GBP	196,000	USD	238,186	BNP Paribas S.A.	8/5/22	539
GBP	54,000	USD	64,928	Brown Brothers Harriman & Co	8/5/22	843
GBP	80,000	USD	98,073	Brown Brothers Harriman & Co	8/5/22	(635)
GBP	229,000	USD	287,066	Goldman Sachs Bank USA	8/5/22	(8,148)
GBP	120,000	USD	145,849	JPMorgan Chase Bank, N.A.	8/5/22	309
GBP	44,000	USD	55,367	State Street Bank And Trust Co	8/5/22	(1,776)
GBP	61,000	USD	75,048	State Street Bank And Trust Co	8/5/22	(751)
USD	51,613	AUD	74,000	Goldman Sachs Bank USA	8/5/22	522
USD	10,283	CAD	13,000	BNP Paribas S.A.	8/5/22	184
USD	13,979	CAD	18,000	BNP Paribas S.A.	8/5/22	(5)
USD	27,881	CAD	36,000	BNP Paribas S.A.	8/5/22	(86)
USD	71,706	CAD	93,000	State Street Bank And Trust Co	8/5/22	(541)
USD	13,541	CAD	17,000	State Street Bank And Trust Co	8/5/22	334
USD	27,511,624	EUR	26,002,000	BNP Paribas S.A.	8/5/22	205,107
USD	116,801	EUR	112,000	BNP Paribas S.A.	8/5/22	(818)
USD	106,543	EUR	102,000	BNP Paribas S.A.	8/5/22	(574)
USD	331,404	EUR	313,000	BNP Paribas S.A.	8/5/22	2,701
USD	697,563	EUR	667,000	BNP Paribas S.A.	8/5/22	(2,900)
USD	218,872	EUR	204,000	Goldman Sachs Bank USA	8/5/22	4,637
USD	100,641	EUR	95,000	JPMorgan Chase Bank, N.A.	8/5/22	875
USD	62,244	EUR	59,000	JPMorgan Chase Bank, N.A.	8/5/22	284
USD	1,072,457	EUR	1,012,000	JPMorgan Chase Bank, N.A.	8/5/22	9,685
USD	115,492	EUR	108,000	JPMorgan Chase Bank, N.A.	8/5/22	2,073
USD	106,566	EUR	101,000	JPMorgan Chase Bank, N.A.	8/5/22	499
USD	16,483,905	GBP	13,372,000	JPMorgan Chase Bank, N.A.	8/5/22	197,036
USD	381,767	GBP	310,000	JPMorgan Chase Bank, N.A.	8/5/22	4,192
USD	58,224	GBP	46,000	Royal Bank of Canada	8/5/22	2,197
USD	72,984	GBP	58,000	Royal Bank of Canada	8/5/22	2,341
USD	50,207	GBP	41,000	State Street Bank And Trust Co	8/5/22	270
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,089,358
					Unrealized Appreciation	1,133,864
					Unrealized Depreciation	(44,506)

For the period, the average contract value for forward foreign currency contracts was $72,493,687. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Intesa Sanpaolo SpA		Dec. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 1,100,000	$13,528	$25,490	$39,018

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound sterling

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,450,488 or 7.3% of net assets.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$6,830,253	$24,569,762	$31,018,767	$5,689	$--	$--	$381,248	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	--	1,518,828	1,518,828	1,719	--	--	--	0.0%
Total	$6,830,253	$26,088,590	$32,537,595	$7,408	$--	$--	$381,248

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$71,825,522	$--	$71,795,131	$30,391
Preferred Securities	24,950,256	--	24,950,256	--
Money Market Funds	381,248	381,248	--	--
Purchased Swaptions	211,180	--	211,180	--
Total Investments in Securities:	$97,368,206	$381,248	$96,956,567	$30,391
Derivative Instruments:
Assets
Futures Contracts	$218,810	$218,810	$--	$--
Forward Foreign Currency Contracts	1,133,864	--	1,133,864	--
Swaps	13,528	--	13,528	--
Total Assets	$1,366,202	$218,810	$1,147,392	$--
Liabilities
Futures Contracts	$(639,462)	$(639,462)	$--	$--
Forward Foreign Currency Contracts	(44,506)	--	(44,506)	--
Total Liabilities	$(683,968)	$(639,462)	$(44,506)	$--
Total Derivative Instruments:	$682,234	$(420,652)	$1,102,886	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$211,180	$0
Swaps(b)	13,528	0
Total Credit Risk	224,708	0
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	1,133,864	(44,506)
Total Foreign Exchange Risk	1,133,864	(44,506)
Interest Rate Risk
Futures Contracts(d)	218,810	(639,462)
Total Interest Rate Risk	218,810	(639,462)
Total Value of Derivatives	$1,577,382	$(683,968)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
JPMorgan Chase Bank, N.A.	$920,368	$(503)	$--	$--	$919,865
BNP Paribas S.A.	213,988	(20,965)	--	--	193,023
Barclays Bank PLC	211,180	--	--	--	211,180
Goldman Sachs Bank USA	6,784	(12,194)	--	--	(5,410)
Royal Bank of Canada	4,776	(3,286)	--	--	1,490
Brown Brothers Harriman & Co.	843	(635)	--	--	208
State Street Bank And Trust Co	604	(3,068)	--	--	(2,464)
HSBC Bank	29	(1,458)	--	--	(1,429)
Bank of America, N.A.	--	(2,397)	--	--	(2,397)
Exchange Traded Futures	218,810	(639,462)	--	420,652	--
Total	$1,577,382	$(683,968)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $122,625,594)	$96,986,958
Fidelity Central Funds (cost $381,248)	381,248
Total Investment in Securities (cost $123,006,842)		$97,368,206
Segregated cash with brokers for derivative instruments		989,157
Cash		257,267
Foreign currency held at value (cost $456,888)		456,273
Receivable for investments sold		255,213
Unrealized appreciation on forward foreign currency contracts		1,133,864
Receivable for fund shares sold		78,093
Interest receivable		1,012,286
Distributions receivable from Fidelity Central Funds		1,231
Receivable for daily variation margin on futures contracts		201,066
Bi-lateral OTC swaps, at value		13,528
Receivable from investment adviser for expense reductions		17,185
Total assets		101,783,369
Liabilities
Unrealized depreciation on forward foreign currency contracts	$44,506
Payable for fund shares redeemed	7,479
Accrued management fee	48,053
Audit fees payable	43,377
Transfer agent fee payable	10,974
Distribution and service plan fees payable	2,786
Other affiliated payables	4,366
Other payables and accrued expenses	2,144
Total liabilities		163,685
Net Assets		$101,619,684
Net Assets consist of:
Paid in capital		$125,132,174
Total accumulated earnings (loss)		(23,512,490)
Net Assets		$101,619,684
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,484,561 ÷ 690,217 shares)(a)		$7.95
Maximum offering price per share (100/96.00 of $7.95)		$8.28
Class M:
Net Asset Value and redemption price per share ($1,472,805 ÷ 185,341 shares)(a)		$7.95
Maximum offering price per share (100/96.00 of $7.95)		$8.28
Class C:
Net Asset Value and offering price per share ($1,501,269 ÷ 189,220 shares)(a)		$7.93
Global Credit:
Net Asset Value, offering price and redemption price per share ($49,538,555 ÷ 6,226,406 shares)		$7.96
Class I:
Net Asset Value, offering price and redemption price per share ($5,800,890 ÷ 729,349 shares)		$7.95
Class Z:
Net Asset Value, offering price and redemption price per share ($37,821,604 ÷ 4,740,112 shares)		$7.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$705,110
Interest		1,175,523
Income from Fidelity Central Funds (including $1,719 from security lending)		7,408
Income before foreign taxes withheld		1,888,041
Less foreign taxes withheld		(691)
Total income		1,887,350
Expenses
Management fee	$323,671
Transfer agent fees	70,277
Distribution and service plan fees	18,434
Accounting fees	30,457
Custodian fees and expenses	1,727
Independent trustees' fees and expenses	186
Registration fees	78,094
Audit	48,309
Legal	1,047
Miscellaneous	232
Total expenses before reductions	572,434
Expense reductions	(160,648)
Total expenses after reductions		411,786
Net investment income (loss)		1,475,564
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(644,254)
Forward foreign currency contracts	6,186,442
Foreign currency transactions	(108,437)
Futures contracts	(4,604,095)
Swaps	69,040
Total net realized gain (loss)		898,696
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(23,750,950)
Forward foreign currency contracts	(150,582)
Assets and liabilities in foreign currencies	(26,936)
Futures contracts	(695,712)
Swaps	52,050
Total change in net unrealized appreciation (depreciation)		(24,572,130)
Net gain (loss)		(23,673,434)
Net increase (decrease) in net assets resulting from operations		$(22,197,870)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,475,564	$2,379,097
Net realized gain (loss)	898,696	3,430,735
Change in net unrealized appreciation (depreciation)	(24,572,130)	(6,669,910)
Net increase (decrease) in net assets resulting from operations	(22,197,870)	(860,078)
Distributions to shareholders	(1,279,177)	(3,187,421)
Share transactions - net increase (decrease)	(7,392,490)	17,880,387
Total increase (decrease) in net assets	(30,869,537)	13,832,888
Net Assets
Beginning of period	132,489,221	118,656,333
End of period	$101,619,684	$132,489,221

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Credit Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.72	$10.02	$9.61	$8.70	$9.19	$8.61
Income from Investment Operations
Net investment income (loss)A,B	.099	.159	.210	.214	.214	.141
Net realized and unrealized gain (loss)	(1.778)	(.236)	.547	1.031	(.493)	.596
Total from investment operations	(1.679)	(.077)	.757	1.245	(.279)	.737
Distributions from net investment income	(.040)	(.133)C	(.255)C	(.224)C	(.178)	–
Distributions from net realized gain	(.051)	(.090)C	(.092)C	(.102)C	–	–
Tax return of capital	–	–	–	(.009)	(.033)	(.157)
Total distributions	(.091)	(.223)	(.347)	(.335)	(.211)	(.157)
Net asset value, end of period	$7.95	$9.72	$10.02	$9.61	$8.70	$9.19
Total ReturnD,E,F	(17.39)%	(.76)%	8.00%	14.37%	(3.05)%	8.60%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.26%I	1.20%	1.27%	1.49%	1.50%	1.63%
Expenses net of fee waivers, if any	.95%I	.99%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.95%I	.99%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	2.25%I	1.61%	2.14%	2.28%	2.40%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$5,485	$5,643	$4,643	$4,739	$3,830	$4,320
Portfolio turnover rateJ	29%I	57%	59%	85%	83%	150%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.72	$10.02	$9.60	$8.70	$9.19	$8.61
Income from Investment Operations
Net investment income (loss)A,B	.100	.159	.210	.214	.214	.141
Net realized and unrealized gain (loss)	(1.779)	(.237)	.556	1.021	(.494)	.596
Total from investment operations	(1.679)	(.078)	.766	1.235	(.280)	.737
Distributions from net investment income	(.040)	(.132)C	(.254)C	(.224)C	(.177)	–
Distributions from net realized gain	(.051)	(.090)C	(.092)C	(.102)C	–	–
Tax return of capital	–	–	–	(.009)	(.033)	(.157)
Total distributions	(.091)	(.222)	(.346)	(.335)	(.210)	(.157)
Net asset value, end of period	$7.95	$9.72	$10.02	$9.60	$8.70	$9.19
Total ReturnD,E,F	(17.39)%	(.77)%	8.10%	14.25%	(3.06)%	8.60%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.33%I	1.27%	1.35%	1.57%	1.58%	1.70%
Expenses net of fee waivers, if any	.95%I	.99%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.95%I	.99%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	2.24%I	1.61%	2.14%	2.28%	2.40%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,473	$1,983	$2,062	$1,939	$1,757	$2,150
Portfolio turnover rateJ	29%I	57%	59%	85%	83%	150%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.72	$10.03	$9.61	$8.70	$9.17	$8.60
Income from Investment Operations
Net investment income (loss)A,B	.066	.085	.136	.143	.147	.073
Net realized and unrealized gain (loss)	(1.781)	(.246)	.561	1.027	(.489)	.589
Total from investment operations	(1.715)	(.161)	.697	1.170	(.342)	.662
Distributions from net investment income	(.024)	(.075)C	(.185)C	(.150)C	(.108)	–
Distributions from net realized gain	(.051)	(.074)C	(.092)C	(.102)C	–	–
Tax return of capital	–	–	–	(.007)	(.020)	(.092)
Total distributions	(.075)	(.149)	(.277)	(.260)D	(.128)	(.092)
Net asset value, end of period	$7.93	$9.72	$10.03	$9.61	$8.70	$9.17
Total ReturnE,F,G	(17.75)%	(1.60)%	7.33%	13.47%	(3.74)%	7.71%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	2.07%J	2.02%	2.10%	2.33%	2.31%	2.44%
Expenses net of fee waivers, if any	1.70%J	1.74%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.70%J	1.74%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	1.49%J	.86%	1.39%	1.53%	1.65%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,501	$2,126	$2,398	$2,090	$2,290	$2,552
Portfolio turnover rateK	29%J	57%	59%	85%	83%	150%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.72	$10.03	$9.61	$8.70	$9.19	$8.61
Income from Investment Operations
Net investment income (loss)A,B	.111	.183	.234	.238	.237	.164
Net realized and unrealized gain (loss)	(1.775)	(.247)	.556	1.030	(.495)	.598
Total from investment operations	(1.664)	(.064)	.790	1.268	(.258)	.762
Distributions from net investment income	(.045)	(.156)C	(.278)C	(.246)C	(.196)	–
Distributions from net realized gain	(.051)	(.090)C	(.092)C	(.102)C	–	–
Tax return of capital	–	–	–	(.010)	(.036)	(.182)
Total distributions	(.096)	(.246)	(.370)	(.358)	(.232)	(.182)
Net asset value, end of period	$7.96	$9.72	$10.03	$9.61	$8.70	$9.19
Total ReturnD,E	(17.24)%	(.63)%	8.36%	14.64%	(2.82)%	8.90%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.97%H	.90%	.95%	1.10%	1.18%	1.30%
Expenses net of fee waivers, if any	.70%H	.74%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.70%H	.74%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.49%H	1.86%	2.39%	2.53%	2.65%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$49,539	$65,990	$96,584	$61,759	$30,263	$32,493
Portfolio turnover rateI	29%H	57%	59%	85%	83%	150%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$9.72	$10.02	$9.61	$8.70	$9.19	$8.61
Income from Investment Operations
Net investment income (loss)A,B	.111	.184	.234	.239	.237	.163
Net realized and unrealized gain (loss)	(1.785)	(.238)	.546	1.029	(.495)	.599
Total from investment operations	(1.674)	(.054)	.780	1.268	(.258)	.762
Distributions from net investment income	(.045)	(.156)C	(.278)C	(.246)C	(.196)	–
Distributions from net realized gain	(.051)	(.090)C	(.092)C	(.102)C	–	–
Tax return of capital	–	–	–	(.010)	(.036)	(.182)
Total distributions	(.096)	(.246)	(.370)	(.358)	(.232)	(.182)
Net asset value, end of period	$7.95	$9.72	$10.02	$9.61	$8.70	$9.19
Total ReturnD,E	(17.35)%	(.53)%	8.25%	14.64%	(2.82)%	8.90%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.96%H	.91%	.97%	1.03%	1.14%	1.30%
Expenses net of fee waivers, if any	.70%H	.74%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.70%H	.74%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.49%H	1.86%	2.39%	2.53%	2.65%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$5,801	$8,005	$9,952	$4,309	$1,265	$1,333
Portfolio turnover rateI	29%H	57%	59%	85%	83%	150%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Credit Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.75	$10.04	$9.61	$8.70	$8.92
Income from Investment Operations
Net investment income (loss)B,C	.115	.191	.244	.247	.065
Net realized and unrealized gain (loss)	(1.789)	(.235)	.556	1.021	(.164)
Total from investment operations	(1.674)	(.044)	.800	1.268	(.099)
Distributions from net investment income	(.045)	(.156)D	(.278)D	(.246)D	(.102)
Distributions from net realized gain	(.051)	(.090)D	(.092)D	(.102)D	–
Tax return of capital	–	–	–	(.010)	(.019)
Total distributions	(.096)	(.246)	(.370)	(.358)	(.121)
Net asset value, end of period	$7.98	$9.75	$10.04	$9.61	$8.70
Total ReturnE,F	(17.29)%	(.42)%	8.46%	14.64%	(1.11)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.87%I	.78%	.91%	1.05%	.95%I
Expenses net of fee waivers, if any	.61%I	.64%	.66%	.66%	.66%I
Expenses net of all reductions	.61%I	.64%	.66%	.66%	.66%I
Net investment income (loss)	2.58%I	1.96%	2.48%	2.61%	2.97%I
Supplemental Data
Net assets, end of period (000 omitted)	$37,822	$48,742	$3,017	$3,004	$100
Portfolio turnover rateJ	29%I	57%	59%	85%	83%

 A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Global Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Credit, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2021.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency contracts, market discount, losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,441,097
Gross unrealized depreciation	(26,321,334)
Net unrealized appreciation (depreciation)	$(24,880,237)
Tax cost	$122,956,165

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Global Credit Fund
Credit Risk
Purchased Options	$183,113	$110,971
Swaps	69,040	52,050
Total Credit Risk	252,153	163,021
Foreign Exchange Risk
Forward Foreign Currency Contracts	6,186,442	(150,582)
Total Foreign Exchange Risk	6,186,442	(150,582)
Interest Rate Risk
Futures Contracts	(4,604,095)	(695,712)
Total Interest Rate Risk	(4,604,095)	(695,712)
Totals	$1,834,500	$(683,273)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Credit Fund	14,004,828	15,680,215

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$7,215	$–
Class M	-%	.25%	2,166	784
Class C	.75%	.25%	9,053	3,305
			$18,434	$4,089

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$746
Class M	74
Class C(a)	13
$833

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$5,548.19
Class M	2,228.26
Class C	2,293.25
Global Credit	44,038.15
Class I	5,239.15
Class Z	10,931.05
	$70,277

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global Credit Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Global Credit Fund	$107

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Global Credit Fund	$182	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.95%	$9,039
Class M	.95%	3,238
Class C	1.70%	3,351
Global Credit	.70%	78,176
Class I	.70%	9,456
Class Z	.61%	56,354
		$159,614

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,031.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Global Credit Fund
Distributions to shareholders
Class A	$58,940	$112,052
Class M	17,946	45,256
Class C	15,694	34,054
Global Credit	636,695	2,003,204
Class I	76,463	228,891
Class Z	473,439	763,964
Total	$1,279,177	$3,187,421

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Global Credit Fund
Class A
Shares sold	162,086	216,574	$1,453,295	$2,128,054
Reinvestment of distributions	6,425	11,297	58,543	110,222
Shares redeemed	(58,978)	(110,423)	(509,397)	(1,084,884)
Net increase (decrease)	109,533	117,448	$1,002,441	$1,153,392
Class M
Shares sold	9,195	24,167	$79,688	$238,385
Reinvestment of distributions	1,962	4,584	17,886	44,733
Shares redeemed	(29,828)	(30,514)	(262,206)	(299,479)
Net increase (decrease)	(18,671)	(1,763)	$(164,632)	$(16,361)
Class C
Shares sold	6,705	41,414	$57,843	$408,890
Reinvestment of distributions	1,694	3,450	15,498	33,673
Shares redeemed	(37,820)	(65,351)	(333,717)	(639,291)
Net increase (decrease)	(29,421)	(20,487)	$(260,376)	$(196,728)
Global Credit
Shares sold	734,864	3,724,331	$6,714,502	$36,783,520
Reinvestment of distributions	65,707	195,835	598,931	1,913,077
Shares redeemed	(1,360,926)	(6,765,365)	(12,230,486)	(66,998,508)
Net increase (decrease)	(560,355)	(2,845,199)	$(4,917,053)	$(28,301,911)
Class I
Shares sold	409,269	595,832	$3,759,040	$5,862,686
Reinvestment of distributions	8,246	23,137	74,999	225,915
Shares redeemed	(511,712)	(788,231)	(4,616,830)	(7,719,869)
Net increase (decrease)	(94,197)	(169,262)	$(782,791)	$(1,631,268)
Class Z
Shares sold	197,905	4,927,645	$1,759,956	$49,117,843
Reinvestment of distributions	45,312	68,675	414,145	672,208
Shares redeemed	(504,033)	(295,771)	(4,444,180)	(2,916,788)
Net increase (decrease)	(260,816)	4,700,549	$(2,270,079)	$46,873,263

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Global Credit Fund	25%

13. Risks of Investing in European Countries.

There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of investments in the region or with exposure to the region.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Global Credit Fund
Class A	.95%
Actual		$1,000.00	$826.10	$4.30
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Class M	.95%
Actual		$1,000.00	$826.10	$4.30
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Class C	1.70%
Actual		$1,000.00	$822.50	$7.68
Hypothetical-C		$1,000.00	$1,016.36	$8.50
Global Credit	.70%
Actual		$1,000.00	$827.60	$3.17
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Class I	.70%
Actual		$1,000.00	$826.50	$3.17
Hypothetical-C		$1,000.00	$1,021.32	$3.51
Class Z	.61%
Actual		$1,000.00	$827.10	$2.76
Hypothetical-C		$1,000.00	$1,021.77	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GLB-SANN-0822
1.939064.110

Fidelity® Intermediate Municipal Income Fund

Semi-Annual Report

June 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five States as of June 30, 2022

% of fund's net assets
Texas	12.5
Illinois	10.6
Florida	9.0
California	6.9
New York	6.8

Top Five Sectors as of June 30, 2022

% of fund's net assets
General Obligations	33.0
Transportation	14.9
Health Care	14.0
Special Tax	6.0
Electric Utilities	5.2

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AAA	9.2%
AA,A	72.1%
BBB	9.7%
BB and Below	1.3%
Not Rated	1.9%
Short-Term Investments and Net Other Assets	5.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.3%
Black Belt Energy Gas District Bonds Series 2022 D1, 4%, tender 6/1/27 (a)(b)	9,420	9,699
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	43,790	44,437
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$5,875	$6,360
5% 3/1/30	6,125	6,611
5% 3/1/31	6,135	6,583
5% 3/1/32	4,930	5,279
5% 3/1/33	7,165	7,658
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (b)	750	756
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	1,940	2,067
5% 3/1/27	3,915	4,155
5% 3/1/28	4,225	4,451
5% 3/1/29	3,465	3,631
5% 3/1/30	4,180	4,367
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	20,780	21,982

TOTAL ALABAMA		128,036

Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	7,729
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	3,655	3,557
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	7,962

TOTAL ALASKA		19,248

Arizona - 3.0%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/22 (Escrowed to Maturity)	3,290	3,319
5% 10/1/23 (Escrowed to Maturity)	4,320	4,492
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/33	1,800	2,008
5% 2/1/35	1,580	1,739
5% 2/1/36	1,600	1,751
5% 2/1/37	1,700	1,847
Arizona State Lottery Rev. Series 2019, 5% 7/1/24 (Escrowed to Maturity)	4,000	4,231
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (b)(c)	63,345	66,291
Coconino County Poll. Cont. Corp. Rev. Bonds Series 2017 A, 1.875%, tender 3/31/23 (b)(c)	4,925	4,911
Gilbert Wtr. Resources Municpal Property Series 2022:
5% 7/15/32	3,630	4,320
5% 7/15/33	5,080	5,995
5% 7/15/34	4,715	5,527
Glendale Gen. Oblig. Series 2017:
5% 7/1/23	3,570	3,685
5% 7/1/32	2,915	3,211
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A:
4% 5/15/31	560	523
5% 5/15/41	1,000	982
5% 5/15/56	2,625	2,459
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	8,377
5% 7/1/28	7,255	7,805
5% 7/1/29	7,905	8,492
Glendale Trans. Excise Tax Rev. Series 2015:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,765	1,867
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	2,065	2,234
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	3,565	3,845
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	3,560	3,772
Bonds Series 2019 B, 5%, tender 9/1/24 (b)	10,690	11,287
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	5,170	4,115
6% 1/1/48 (d)	7,730	5,722
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	12,610	13,698
Series B, 5%, tender 10/18/22 (b)	14,370	14,502
Series C, 5%, tender 10/18/24 (b)	9,710	10,265
Series 2016 A:
4% 1/1/24	6,310	6,481
5% 1/1/23	4,855	4,931
5% 1/1/24	1,990	2,073
5% 1/1/25	7,560	8,068
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D:
5% 7/1/33	7,320	8,278
5% 7/1/34	12,000	13,528
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/27 (c)	2,185	2,400
5% 7/1/28 (c)	3,085	3,360
5% 7/1/42 (c)	2,210	2,305
Series 2019 A, 5% 7/1/49	1,500	1,581
Series 2019 B, 5% 7/1/34 (c)	2,000	2,134
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/29	965	1,083
5% 7/1/30	3,680	4,108
5% 7/1/31	1,255	1,395
5% 7/1/32	3,675	4,072
5% 7/1/36	1,000	1,092
5% 7/1/39	1,090	1,173
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/22 (Escrowed to Maturity)	485	485
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100)	1,070	1,070
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	5,483
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/23	4,650	4,800
5% 7/1/24	1,410	1,488
5% 7/1/25	2,285	2,464
5% 7/1/27	3,000	3,347

TOTAL ARIZONA		300,471

California - 6.1%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,100	2,182
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (b)	6,910	6,891
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
Series 2014, 5% 5/1/24	5,910	6,243
Series 2016:
5% 8/1/26	14,065	15,571
5% 8/1/29	6,970	7,639
5% 9/1/29	2,755	3,024
Series 2017, 5% 8/1/30	14,245	15,866
Series 2020:
4% 3/1/23	3,535	3,594
4% 3/1/24	6,790	7,034
4% 3/1/26	3,300	3,505
4% 11/1/34	5,000	5,121
4% 11/1/35	1,000	1,015
4% 3/1/36	2,615	2,636
4% 11/1/36	9,885	9,972
5% 11/1/31	21,985	25,689
5% 11/1/31	3,500	4,090
5% 11/1/32	6,245	7,254
5% 11/1/32	10,000	11,616
Series 2021:
4% 10/1/24	13,025	13,590
4% 10/1/26	7,965	8,516
5% 12/1/23	9,020	9,430
5% 10/1/24	5,210	5,551
Series 2022:
5% 4/1/35	6,645	7,753
5% 4/1/35	2,520	2,809
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	3,998
Series 2020 A:
4% 4/1/35	1,170	1,146
4% 4/1/36	5,000	4,877
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	3,829	3,573
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	11,000	9,612
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 1.875%, tender 10/3/22 (b)(c)	40,200	40,173
Series 2021 B, 0.375%, tender 7/15/22 (b)(c)	12,550	12,544
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.7%, tender 12/1/23 (b)(c)	10,845	10,511
Series 2020, 2.1%, tender 9/1/22 (b)(c)	22,000	21,999
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 A, 2%, tender 8/1/22 (b)(c)(d)	8,750	8,749
Series 2017 A1, 2%, tender 7/15/22 (b)(c)(d)	7,600	7,600
Series 2017 A2, 2%, tender 7/15/22 (b)(c)(d)	35,000	34,999
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	500	432
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	495	380
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2012 G:
5% 11/1/23	970	982
5% 11/1/24	970	982
Series 2022 C:
5% 8/1/29 (a)	995	1,123
5% 8/1/30 (a)	1,265	1,441
5% 8/1/31 (a)	555	637
5% 8/1/32 (a)	2,095	2,395
5% 8/1/33 (a)	2,085	2,374
5% 8/1/34 (a)	1,035	1,174
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2009 C, 5%, tender 11/1/29 (b)	15,715	17,815
Series 2015, 5% 2/1/45	4,090	3,798
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29 (Pre-Refunded to 6/1/23 @ 100)	4,855	5,001
Series 2017 A1, 5% 6/1/26 (Escrowed to Maturity)	970	1,072
Series A, 0% 6/1/24 (Escrowed to Maturity)	5,840	5,613
Los Angeles Dept. Arpt. Rev.:
Series 2018 A, 5% 5/15/34 (c)	1,000	1,071
Series 2020 C, 5% 5/15/45 (c)	5,820	6,161
Series 2021 D, 4% 5/15/38 (c)	4,865	4,797
Series 2022 A, 4% 5/15/37 (c)	13,805	13,627
Series A, 5% 5/15/24 (c)	2,465	2,581
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	10,305
Los Angeles Unified School District Series 2020 C:
4% 7/1/36	3,810	3,840
5% 7/1/27	7,615	8,561
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2017 D, SIFMA Municipal Swap Index + 0.140% 1.05%, tender 5/21/24 (b)(e)	7,470	7,452
Mount Diablo Unified School District Series 2022 B:
4% 8/1/25	3,110	3,275
4% 8/1/26	460	490
4% 8/1/28	3,340	3,598
4% 8/1/30	530	570
4% 8/1/31	340	366
4% 8/1/33	3,490	3,689
4% 8/1/34	2,430	2,533
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	3,400	3,669
5% 8/1/28	970	1,038
Ontario Int'l. Arpt. Auth. Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (c)	1,100	1,073
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,000	966
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Liquidity Facility Orange County Local Trans. Auth. Sales Tax Rev.)	18,615	19,872
Port of Oakland Rev. Series H, 5% 5/1/26 (c)	1,250	1,351
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/25	1,115	1,184
5% 9/1/28	1,550	1,624
5% 9/1/32	1,630	1,682
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,628
Sacramento City Unified School District:
Series 2022 A:
5% 8/1/33 (a)	1,000	1,111
5% 8/1/34 (a)	1,000	1,109
5% 8/1/37 (a)	1,000	1,102
5% 8/1/38 (a)	1,000	1,100
Series 2022, 5% 7/1/31 (Build America Mutual Assurance Insured) (a)	495	564
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	3,280	3,436
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2020 C, 5% 7/1/30 (c)	795	875
Series 2021 B:
5% 7/1/37 (c)	16,945	18,166
5% 7/1/38 (c)	17,150	18,340
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 5/1/37 (c)	3,290	3,477
5% 5/1/49 (c)	15,380	15,980
Series 2022 A:
5% 5/1/26 (c)	13,120	14,149
5% 5/1/27 (c)	13,295	14,478
Series A, 5% 5/1/44 (c)	3,170	3,227
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	3,545
West Contra Costa Unified School District Series 2012, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	7,665	7,686

TOTAL CALIFORNIA		608,084

Colorado - 2.0%
Colorado Ctfs. of Prtn. Series 2021 A:
4% 12/15/38	3,000	2,957
5% 12/15/34	6,940	7,913
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	6,463
Bonds Series 2019 B:
5%, tender 8/1/26 (b)	5,205	5,500
5%, tender 11/19/26 (b)	10,090	11,116
Series 2019 A1:
4% 8/1/39	3,940	3,789
5% 8/1/36	4,000	4,187
Series 2019 A2, 5% 8/1/44	16,590	16,947
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,700	1,738
Colorado Reg'l. Trans. District (Denver Transit Partners Eagle P3 Proj.) Series 2020:
4% 7/15/33	580	552
4% 7/15/35	1,900	1,782
4% 7/15/38	700	639
4% 7/15/39	1,800	1,626
5% 1/15/30	500	528
5% 7/15/30	350	370
5% 1/15/31	500	528
5% 7/15/31	500	526
5% 1/15/32	700	735
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020:
5% 6/1/30	3,000	3,307
5% 6/1/31	1,580	1,734
Colorado Springs Utils. Rev.:
Series 2020:
4% 11/15/36	525	541
4% 11/15/37	670	685
5% 11/15/33	400	458
5% 11/15/33	700	801
5% 11/15/34	685	782
5% 11/15/36	440	499
5% 11/15/37	635	716
5% 11/15/38	885	996
Seriess 2020, 5% 11/15/35	460	524
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	36,390	38,125
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/24 (c)	4,650	4,699
Series 2017 A:
5% 11/15/24 (c)	2,230	2,357
5% 11/15/27 (c)	1,025	1,130
5% 11/15/28 (c)	5,890	6,441
5% 11/15/29 (c)	4,855	5,275
5% 11/15/30 (c)	3,885	4,197
Series 2018 A:
5% 12/1/30 (c)	7,475	8,277
5% 12/1/31 (c)	15,915	17,190
5% 12/1/35 (c)	3,350	3,549
E-470 Pub. Hwy. Auth. Rev.:
Series 2010 A:
0% 9/1/35	1,940	1,110
0% 9/1/37	2,915	1,506
0% 9/1/38	3,650	1,787
Series 2020 A:
5% 9/1/28	2,000	2,250
5% 9/1/34	1,135	1,272
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (b)	23,355	23,040

TOTAL COLORADO		201,144

Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	2,940	3,222
Series 2016 E:
5% 10/15/26	3,445	3,817
5% 10/15/29	4,975	5,415
Series 2018 E:
5% 9/15/27	4,050	4,551
5% 9/15/29	4,000	4,501
5% 9/15/30	4,000	4,466
5% 9/15/32	1,300	1,437
Series 2018 F, 5% 9/15/27	1,000	1,124
Series 2019 A:
5% 4/15/30	2,345	2,649
5% 4/15/34	2,635	2,910
5% 4/15/35	915	1,007
Series 2020 B, 5% 1/15/26	975	1,065
Series 2020 C:
4% 6/1/35	1,000	1,015
4% 6/1/37	950	953
Series 2021 B, 4% 1/15/39	6,745	6,730
Series 2021 D:
5% 7/15/22	4,295	4,300
5% 7/15/23	3,425	3,538
Series 2022 C:
5% 6/15/33	300	345
5% 6/15/36	300	339
Series 2022 D, 5% 9/15/31	600	693
Series A:
3% 1/15/23	2,030	2,046
3% 1/15/24	1,300	1,320
4% 1/15/24	880	907
Series B, 5% 1/15/25	2,000	2,141
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 A, 1.1%, tender 2/7/23 (b)	5,250	5,216
Series 2014 B, 1.8%, tender 7/1/24 (b)	7,890	7,784
Series 2017 A1, 5%, tender 7/1/22 (b)	10,400	10,400
Series 2017 B, 0.55%, tender 7/3/23 (b)	750	738
Series 2020 B, 5%, tender 1/1/27 (b)	2,555	2,798
Series 2018 S:
5% 7/1/26	2,200	2,375
5% 7/1/29	970	1,066
Series 2019 A, 5% 7/1/34 (d)	6,000	5,595
Series 2019 Q-1:
5% 11/1/22	1,630	1,649
5% 11/1/24	1,760	1,871
5% 11/1/25	1,205	1,307
5% 11/1/27	3,115	3,490
5% 11/1/28	1,780	2,018
Series 2020 A:
4% 7/1/36	1,750	1,704
4% 7/1/38	1,580	1,551
5% 7/1/29	1,000	1,109
5% 7/1/30	1,830	2,009
5% 7/1/31	2,975	3,241
5% 7/1/33	4,925	5,295
5% 7/1/34	2,050	2,200
5% 7/1/35	3,200	3,427
Series 2020 K, 4% 7/1/45	350	329
Series 2022 L:
5% 7/1/33	615	685
5% 7/1/34	830	920
5% 7/1/35	910	1,003
5% 7/1/36	935	1,026
5% 7/1/37	1,010	1,103
Series 2022 M:
5% 7/1/29	820	892
5% 7/1/32	3,915	4,309
5% 7/1/33	3,270	3,527
Series N:
4% 7/1/39	4,400	3,901
4% 7/1/49	3,025	2,482
Connecticut Hsg. Fin. Auth. Series 2021 D1, 3% 5/15/51	25,675	25,080
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 5% 5/1/35	2,200	2,475
Series A, 5% 5/1/29	3,675	4,190
New Britain Gen. Oblig. Series 2009, 5% 4/1/24 (Escrowed to Maturity)	1,018	1,057
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	2,699
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	1,931
5% 11/1/27	2,050	2,301
5% 11/1/28	1,260	1,426

TOTAL CONNECTICUT		188,670

Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	4,110	3,901
Delaware River & Bay Auth. Rev. Series 2021:
4% 1/1/39	1,350	1,347
4% 1/1/40	1,200	1,193
4% 1/1/41	700	702
4% 1/1/42	365	365
5% 1/1/27	730	814
5% 1/1/31	150	174
5% 1/1/36	510	581
Delaware Trans. Auth. Trans. Sys. Rev. Series 2020, 5% 7/1/32	2,150	2,478

TOTAL DELAWARE		11,555

Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/24	1,235	1,288
5% 1/1/25	2,670	2,785

TOTAL DELAWARE, NEW JERSEY		4,073

District Of Columbia - 1.6%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/36	2,500	2,554
4% 2/1/37	2,500	2,537
Series 2021 E, 4% 2/1/37	3,240	3,288
District of Columbia Income Tax Rev.:
Series 2020 A, 5% 3/1/24	1,570	1,650
Series 2020 B, 5% 10/1/23	10,000	10,401
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2022 E, 3%, tender 10/1/27 (b)	9,535	9,403
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B:
4% 10/1/35	1,185	1,144
4% 10/1/36	1,760	1,691
4% 10/1/37	1,770	1,693
4% 10/1/38	735	699
5% 10/1/33	1,250	1,314
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	2,335	2,511
5% 10/1/34 (c)	1,940	2,058
5% 10/1/36 (c)	1,820	1,917
Series 2018 A:
5% 10/1/28 (c)	3,885	4,305
5% 10/1/29 (c)	4,030	4,432
5% 10/1/30 (c)	3,165	3,458
5% 10/1/31 (c)	4,540	4,927
Series 2019 A:
5% 10/1/22 (c)	795	802
5% 10/1/23 (c)	1,160	1,199
5% 10/1/24 (c)	2,395	2,526
5% 10/1/25 (c)	1,530	1,642
Series 2021 A:
4% 10/1/37 (c)	1,680	1,658
4% 10/1/38 (c)	1,865	1,834
5% 10/1/30 (c)	7,470	8,320
5% 10/1/31 (c)	12,695	14,220
5% 10/1/32 (c)	18,670	20,749
5% 10/1/33 (c)	18,370	20,340
5% 10/1/34 (c)	4,480	4,930
5% 10/1/35 (c)	3,985	4,359
5% 10/1/36 (c)	3,175	3,453
Series 2022 A, 5% 10/1/32 (a)(c)	1,250	1,402
Series 2022, 5% 10/1/31 (a)(c)	2,680	3,002
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	8,753

TOTAL DISTRICT OF COLUMBIA		159,171

Florida - 8.8%
Alachua County School Board Ctfs. Series 2020:
5% 7/1/22	1,350	1,350
5% 7/1/23	2,530	2,610
5% 7/1/27	4,285	4,751
5% 7/1/28	7,045	7,894
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/30 (a)	2,690	2,865
5% 4/1/32 (a)	620	660
5% 4/1/37 (a)	985	1,018
5% 4/1/39 (a)	1,670	1,717
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,345
5% 7/1/30	7,240	7,513
Series 2015 C, 5% 7/1/24	2,915	3,067
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,032
Series 2015 A, 5% 10/1/34 (c)	2,000	2,078
Series 2017:
5% 10/1/23 (c)	1,000	1,033
5% 10/1/30 (c)	2,050	2,196
5% 10/1/31 (c)	3,100	3,310
5% 10/1/35 (c)	1,000	1,050
Series 2019 B:
5% 10/1/28 (c)	6,000	6,595
5% 10/1/29 (c)	5,000	5,520
Series A:
5% 10/1/29 (c)	4,090	4,293
5% 10/1/31 (c)	2,915	3,041
5% 10/1/32 (c)	3,885	4,043
Broward County Port Facilities Rev.:
Series 2019 A:
5% 9/1/30	1,230	1,393
5% 9/1/32	1,055	1,187
Series 2019 B:
4% 9/1/37 (c)	1,970	1,981
5% 9/1/28 (c)	710	779
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,450	1,450
5% 7/1/26	4,320	4,320
Series 2012 A, 5% 7/1/22	4,855	4,855
Series 2015 A:
5% 7/1/26	11,170	12,053
5% 7/1/27	8,900	9,535
5% 7/1/28	3,885	4,150
Series 2015 B:
5% 7/1/25	2,100	2,260
5% 7/1/26	11,335	12,231
5% 7/1/27	7,670	8,217
5% 7/1/28	13,120	14,016
Series 2016, 5% 7/1/32	2,430	2,633
Series 2020 A, 5% 7/1/31	3,000	3,339
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/31	2,000	2,065
5% 10/1/34	1,250	1,276
5% 10/1/35	500	510
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2019 B, 5% 7/1/35	5,000	5,436
Series 2021:
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	4,000	4,032
5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	1,050	1,085
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	885	935
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	4,140	4,579
Clay County Sales Surtax Rev. Series 2020:
5% 10/1/22	650	656
5% 10/1/23	810	841
5% 10/1/24	740	786
5% 10/1/25	1,115	1,209
5% 10/1/31	2,445	2,773
5% 10/1/34	5,390	6,069
5% 10/1/36	3,000	3,358
5% 10/1/37	6,135	6,845
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	4,580
5% 7/1/28	970	1,042
5% 7/1/30	6,440	6,911
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	4,570	4,105
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	7,132
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/29	1,635	1,683
5% 3/1/30	1,715	1,755
5% 3/1/31	1,805	1,838
5% 3/1/32	1,890	1,913
Series 2019:
5% 10/1/28	1,060	1,140
5% 10/1/30	1,500	1,603
5% 10/1/31	1,750	1,855
5% 10/1/32	1,305	1,373
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	3,665
5% 10/1/28	5,000	5,219
5% 10/1/29	2,645	2,752
5% 10/1/30	2,405	2,495
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	1,926
5% 10/1/31	1,940	2,101
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	11,945	12,049
Series 2015 B:
5% 10/1/24	970	1,027
5% 10/1/27	1,455	1,568
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/28 (Pre-Refunded to 10/1/27 @ 100) (c)	3,380	3,776
Series 2019 A:
5% 10/1/31 (c)	4,225	4,636
5% 10/1/44 (c)	14,200	14,994
Halifax Hosp. Med. Ctr. Rev. Series 2015:
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	1,245	1,343
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	2,430	2,621
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/22 (c)	1,600	1,609
5% 9/1/23 (c)	1,940	2,005
5% 9/1/24 (c)	2,135	2,251
5% 9/1/25 (c)	2,150	2,312
5% 9/1/26 (c)	2,200	2,411
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	3,285	3,486
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	6,955	7,762
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	2,731
5% 7/1/25	1,940	2,083
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2017 B, 5% 10/1/26	6,680	7,317
Series A:
4% 10/1/35	5,000	5,045
5% 10/1/30	5,055	5,781
5% 10/1/31	2,625	2,979
5% 10/1/32	4,385	4,963
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	3,885	3,919
5% 10/1/23	5,165	5,205
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (Pre-Refunded to 6/1/24 @ 100)	970	1,023
5% 6/1/26 (Pre-Refunded to 6/1/24 @ 100)	1,750	1,846
5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	485	512
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/23 (c)	1,330	1,374
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	11,585	12,448
Series 2019 A1:
5% 4/1/33	1,650	1,770
5% 4/1/34	3,250	3,478
5% 4/1/35	6,325	6,745
5% 4/1/37	2,190	2,317
5% 4/1/39	1,500	1,582
Manatee County School District Series 2017, 5% 10/1/25 (Assured Guaranty Muni. Corp. Insured)	1,940	2,098
Miami-Dade County Series 2021 B2, 4% 10/1/38	3,000	2,923
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/22 (c)	2,915	2,937
5% 10/1/23 (c)	250	252
5% 10/1/24 (c)	9,710	9,777
5% 10/1/24	2,100	2,114
Series 2014 A:
5% 10/1/27 (c)	1,770	1,842
5% 10/1/29 (c)	2,725	2,819
5% 10/1/33 (c)	5,440	5,623
5% 10/1/37	7,185	7,417
Series 2015 A:
5% 10/1/35 (c)	2,430	2,498
5% 10/1/38 (c)	1,335	1,371
Series 2016 A:
5% 10/1/30	2,430	2,587
5% 10/1/31	970	1,030
Series 2017 B, 5% 10/1/40 (c)	3,190	3,315
Series 2020 A:
4% 10/1/36	2,000	1,965
4% 10/1/38	2,250	2,192
5% 10/1/32	2,150	2,383
5% 10/1/33	3,325	3,661
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	2,185	2,204
Series 2016:
5% 10/1/28	5,385	5,883
5% 10/1/29	3,985	4,327
5% 10/1/30	7,215	7,786
Series 2021 A:
4% 4/1/44	8,990	8,470
4% 4/1/46	9,860	9,201
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	8,007
Series 2014 A, 5% 7/1/44	2,815	2,909
Series 2016 A:
5% 7/1/32	3,865	4,102
5% 7/1/33	3,205	3,395
Series A:
5% 7/1/31	1,455	1,547
5% 7/1/34	970	1,026
Miami-Dade County Gen. Oblig.:
(Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,121
Series 2016 A:
5% 7/1/29	10,905	12,532
5% 7/1/31	11,690	13,488
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. of Florida Proj.) Series 2018, 0.4%, tender 8/1/23 (b)(c)	1,950	1,910
(Waste Mgmt., Inc. Proj.) Series 2018 A, 1.285%, tender 7/1/24 (b)(c)	9,620	9,270
Series 2011, 0.4%, tender 11/1/22 (b)(c)	6,500	6,464
Series 2018 B, 1.285%, tender 7/1/24 (b)(c)	12,500	12,045
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	12,071
5% 11/1/25	11,880	12,601
5% 11/1/26	7,720	8,172
Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	4,100	4,406
Series 2015 B, 5% 5/1/28	13,295	14,095
Series 2015 D:
5% 2/1/29	3,935	4,198
5% 2/1/30	6,310	6,714
Series 2016 A:
5% 8/1/27	7,340	7,947
5% 5/1/31	19,200	20,440
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/39	4,180	4,355
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/29 (Pre-Refunded to 8/1/25 @ 100)	6,800	7,338
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A:
5% 10/1/23	1,650	1,715
5% 10/1/25	875	950
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	344
5% 12/1/24 (Escrowed to Maturity)	660	705
Palm Beach County Health Facilities Auth. Rev. Series 2015 C:
5% 5/15/25	1,805	1,855
5% 5/15/30	1,670	1,682
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,110	3,347
Series 2015 B:
5% 8/1/25	1,580	1,701
5% 8/1/26	10,160	10,876
5% 8/1/27	8,045	8,592
5% 8/1/28	5,325	5,666
Series 2015 D:
5% 8/1/26	23,370	25,017
5% 8/1/27	10,595	11,316
5% 8/1/28	3,620	3,852
Series 2017 A, 5% 8/1/26	21,905	23,955
Series 2018 A:
5% 8/1/22	1,865	1,870
5% 8/1/23	1,115	1,154
5% 8/1/24	1,270	1,340
5% 8/1/25	4,550	4,897
5% 8/1/26	1,880	2,056
Series 2021 A:
5% 8/1/38	3,720	4,114
5% 8/1/39	7,440	8,205
Pasco County Gen. Oblig. (Jail Projs.) Series 2021 B:
5% 10/1/32	2,175	2,519
5% 10/1/34	2,400	2,752
5% 10/1/38	2,905	3,290
5% 10/1/39	3,060	3,461
5% 10/1/40	3,215	3,615
Pasco County School Board Ctfs. of Prtn. Series 2020 C:
5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	3,000	3,375
5% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	2,250	2,526
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	500	515
5% 7/1/39	1,000	1,009
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	1,997
5% 7/1/27	4,130	4,252
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	2,001
5% 7/1/24	1,700	1,797
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,219
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,588
5% 8/15/25	3,980	4,262
Tallahassee Health Facilities Rev. Series 2015 A, 5% 12/1/40	1,750	1,788
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,430	2,950
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,335	2,359
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
4% 10/15/35	400	395
4% 10/15/36	375	369
4% 10/15/38	750	727
4% 10/15/39	1,000	965
5% 10/15/44	1,365	1,450
5% 10/15/49	2,560	2,705
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,248
Series 2019:
5% 8/1/22	3,250	3,259
5% 8/1/23	3,450	3,568
5% 8/1/24	1,800	1,900

TOTAL FLORIDA		868,789

Georgia - 3.2%
Atlanta Arpt. Rev.:
Series 2020 A:
5% 7/1/26	4,290	4,710
5% 7/1/27	9,365	10,463
Series 2021 C:
4% 7/1/38 (c)	745	729
5% 7/1/23 (c)	690	709
5% 7/1/25 (c)	710	759
5% 7/1/32 (c)	1,750	1,942
5% 7/1/33 (c)	1,050	1,161
5% 7/1/34 (c)	750	824
5% 7/1/35 (c)	1,000	1,092
5% 7/1/36 (c)	1,050	1,141
5% 7/1/37 (c)	1,115	1,208
Atlanta Wtr. & Wastewtr. Rev. Series 2015:
5% 11/1/27	970	1,037
5% 11/1/29	2,430	2,579
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	1,847
5% 7/1/27	1,500	1,677
5% 7/1/38	2,000	2,169
5% 7/1/39	1,250	1,353
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (b)	2,000	1,988
Series 2008, 2.925%, tender 3/12/24 (b)	5,000	4,985
Series 2012, 1.7%, tender 8/22/24 (b)	9,660	9,355
Series 2013 1st, 2.925%, tender 3/12/24 (b)	7,770	7,746
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.):
Series 2019 A, 5%, tender 7/1/26 (b)	12,665	13,618
Series 2019 B, 5%, tender 7/1/29 (b)	10,100	11,143
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,438
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,056
5% 7/1/26	1,000	1,100
5% 7/1/28	2,000	2,258
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,394
5% 7/1/36	1,300	1,415
5% 7/1/37	1,600	1,739
5% 7/1/39	1,250	1,353
Series 2019, 5% 6/15/44	2,365	2,576
Georgia Gen. Oblig. Series 2020 A:
4% 8/1/34	8,545	9,015
4% 8/1/35	15,000	15,792
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
5% 1/1/27	990	1,076
5% 1/1/28	520	571
5% 1/1/29	1,140	1,259
5% 1/1/31	700	764
5% 1/1/32	515	557
5% 1/1/33	1,200	1,290
Series 2020 A:
4% 1/1/34	1,870	1,856
5% 11/1/27	600	664
5% 11/1/28	820	912
5% 11/1/29	935	1,049
5% 1/1/31	1,000	1,112
5% 1/1/31	1,250	1,390
5% 1/1/32	1,150	1,268
5% 1/1/32	1,000	1,103
5% 1/1/33	1,000	1,095
5% 1/1/35	1,000	1,082
Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,710	1,660
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured)	1,100	1,068
4% 1/1/51	630	563
5% 1/1/56	1,635	1,682
5% 1/1/56	560	577
5% 1/1/56	820	844
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	3,345	3,478
5% 1/1/62 (Assured Guaranty Muni. Corp. Insured)	2,000	2,080
5% 1/1/63	1,485	1,520
Series 2022 A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured) (a)	2,845	3,117
Series GG:
5% 1/1/24	3,520	3,572
5% 1/1/25	1,215	1,229
5% 1/1/26	4,855	4,914
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,360	1,447
Series Q, 5% 10/1/22	1,940	1,956
Series S:
5% 10/1/22	1,240	1,250
5% 10/1/24	2,355	2,371
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (b)	28,250	28,820
Series 2019 B, 4%, tender 12/2/24 (b)	26,260	26,998
Series 2021 A, 4%, tender 9/1/27 (b)	37,145	38,085
Series 2022 E, 4%, tender 12/1/29 (b)	28,790	28,572
Series 2018 A, 4% 3/1/23	1,700	1,720
Series 2022 A, 4% 12/1/29	3,515	3,512
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	955	927
4% 4/1/41	1,500	1,441
5% 4/1/32	800	891
5% 4/1/34	2,420	2,676
Series 2020 B, 5% 9/1/34	3,500	3,921

TOTAL GEORGIA		313,310

Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2020 A:
4% 7/1/36 (c)	925	913
4% 7/1/37 (c)	1,385	1,358
4% 7/1/38(c)	1,400	1,371
4% 7/1/39 (c)	1,500	1,459
4% 7/1/40 (c)	535	517
Hawaii Gen. Oblig.:
Series 2019 FW:
5% 1/1/31	1,250	1,407
5% 1/1/35	5,000	5,550
Series 2019, 5% 1/1/30	5,140	5,826
Series 2020 A:
4% 7/1/33 (c)	1,000	1,037
4% 7/1/35 (c)	280	285
Honolulu City & County Gen. Oblig.:
Series 2017 D, 5% 9/1/26	3,110	3,447
Series 2019 A:
5% 9/1/27	2,000	2,257
5% 9/1/30	6,500	7,336
Series 2019 D, 5% 8/1/26	4,500	4,980
Series 2020 F:
5% 7/1/33	1,955	2,221
5% 7/1/34	860	968
Series 2022 A:
5% 11/1/23 (a)	2,220	2,307
5% 11/1/25 (a)	2,620	2,843
5% 11/1/26 (a)	700	774
5% 11/1/27 (a)	2,630	2,956
5% 11/1/28 (a)	4,210	4,778
Series C:
4% 7/1/34	850	889
4% 7/1/37	750	769
4% 7/1/39	1,200	1,217
4% 7/1/40	1,250	1,265
Univ. Hawaii Rev.:
Series 2020 B:
5% 10/1/29	4,695	5,404
5% 10/1/30	4,280	4,967
Series 2020 D, 5% 10/1/29	1,025	1,179

TOTAL HAWAII		70,280

Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/22	3,285	3,288
5% 7/15/23	1,575	1,626
5% 7/15/24	1,260	1,332
5% 7/15/25	1,260	1,358
5% 7/15/27	3,140	3,508
Series 2019 A, 4% 1/1/50	865	878
Series 2021 A:
4% 7/15/36	750	764
4% 7/15/37	750	754
4% 7/15/38	1,750	1,746
4% 7/15/39	1,500	1,495

TOTAL IDAHO		16,749

Illinois - 10.5%
Champaign County Cmnty. Unit Series 2020 A:
0% 1/1/26	800	721
0% 1/1/28	575	481
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	1,880	1,880
Series 2015 C, 5.25% 12/1/39	1,455	1,484
Series 2016 B, 6.5% 12/1/46	700	756
Series 2017 A, 7% 12/1/46 (d)	2,400	2,669
Series 2017 C, 5% 12/1/26	905	945
Series 2017 D, 5% 12/1/27	2,500	2,620
Series 2017 H:
5% 12/1/36	5,215	5,351
5% 12/1/46	3,275	3,323
Series 2018 A:
5% 12/1/24	560	577
5% 12/1/27	6,280	6,582
5% 12/1/33	700	720
5% 12/1/34	1,400	1,437
Series 2018 C:
5% 12/1/24	725	747
5% 12/1/26	4,625	4,827
5% 12/1/46	11,410	11,565
Series 2019 A:
5% 12/1/24	2,300	2,369
5% 12/1/28	6,520	6,841
5% 12/1/28	510	535
5% 12/1/29	930	977
5% 12/1/30	900	936
5% 12/1/32	1,250	1,291
Series 2021 B, 5% 12/1/31	3,250	3,400
Series 2022 A, 5% 12/1/47	11,070	11,160
Chicago Gen. Oblig. Series 2021 A, 5% 1/1/31	7,690	8,107
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/30 (c)	2,980	3,051
5% 1/1/32 (c)	6,310	6,462
Series 2014 B, 5% 1/1/24	3,235	3,372
Series 2016 A:
5% 1/1/29 (c)	2,155	2,256
5% 1/1/30 (c)	3,290	3,430
5% 1/1/31 (c)	3,850	4,000
Series 2016 B, 5% 1/1/41	3,390	3,499
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/24 (c)	1,045	1,084
Series 2015 B, 5% 1/1/32	5,235	5,455
Series 2015 C, 5% 1/1/24 (c)	1,245	1,291
Series 2016 C:
5% 1/1/23	2,595	2,636
5% 1/1/24	1,455	1,516
5% 1/1/25	2,285	2,427
5% 1/1/26	1,940	2,099
5% 1/1/33	2,305	2,428
5% 1/1/34	2,670	2,807
Series 2016 D, 5% 1/1/52	6,740	6,953
Series 2017 D:
5% 1/1/27 (c)	2,415	2,614
5% 1/1/28 (c)	460	495
5% 1/1/31 (c)	2,850	3,012
5% 1/1/33 (c)	1,455	1,524
Series 2018 A:
5% 1/1/48 (c)	3,585	3,722
5% 1/1/53 (c)	6,110	6,326
Series 2018 B, 5% 1/1/53	2,155	2,231
Series 2020 A, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	5,000	5,013
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,470	2,546
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2017, 5% 6/1/23	1,520	1,561
Series 2021:
5% 6/1/27	2,250	2,461
5% 6/1/28	2,500	2,746
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,266
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	990	991
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	970	973
5% 12/15/24	1,310	1,313
Series 2012 C, 5% 12/15/25	2,060	2,065
Cook County Gen. Oblig.:
Series 2012 C:
5% 11/15/22	2,325	2,355
5% 11/15/23	4,835	4,891
5% 11/15/24	18,115	18,311
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	505	511
Series 2021 A:
5% 11/15/22	3,725	3,772
5% 11/15/23	1,050	1,094
5% 11/15/24	1,150	1,217
5% 11/15/25	1,150	1,238
5% 11/15/26	2,300	2,515
Series 2021 B:
4% 11/15/26	1,575	1,660
4% 11/15/27	1,585	1,681
4% 11/15/28	795	845
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	5,478
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	1,190	1,309
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Series 1991 A, 0% 7/15/23 (Escrowed to Maturity)	28,065	27,533
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (b)(c)	7,000	6,956
Illinois Fin. Auth.:
Series 2020 A:
5% 8/15/30	2,170	2,490
5% 8/15/31	1,060	1,198
5% 8/15/32	1,500	1,674
5% 8/15/33	1,250	1,386
Series 2021 A, 4% 7/15/39	1,500	1,482
Series 2022 A:
5% 8/15/38	2,700	2,970
5% 8/15/39	3,300	3,616
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,340	1,343
5% 8/1/24	1,480	1,532
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34 (Pre-Refunded to 9/1/24 @ 100)	585	621
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,494
5% 7/15/26	1,940	2,133
5% 7/15/28	2,040	2,284
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	10,792
5% 5/15/30	9,845	10,683
5% 5/15/31	21,400	23,068
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	2,826
5% 2/15/29	10,570	11,586
5% 2/15/36	2,200	2,338
(Presence Health) Series 2016 C, 5% 2/15/28	6,800	7,503
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	860
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,039
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	922
Bonds Series 2017 B, 5%, tender 12/15/22 (b)	16,420	16,655
Series 2012, 5% 11/15/43 (Pre-Refunded to 11/15/22 @ 100)	3,170	3,210
Series 2013:
5% 11/15/26	2,600	2,631
5% 11/15/29	780	789
Series 2015 A:
5% 5/15/25	760	781
5% 11/15/27	1,015	1,078
5% 11/15/28	1,215	1,282
5% 11/15/29	1,830	1,922
5% 11/15/32	3,375	3,508
5% 11/15/35	1,500	1,554
Series 2015 B, 5% 11/15/26	2,940	3,103
Series 2015 C:
5% 8/15/35	5,925	6,112
5% 8/15/44	28,260	28,929
Series 2016 A:
5% 2/15/24	1,455	1,526
5% 2/15/25	995	1,065
5% 2/15/26	1,455	1,588
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	2,545	2,788
5% 8/15/33 (Pre-Refunded to 8/15/26 @ 100)	3,205	3,533
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	1,650	1,808
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	5,715	6,261
5% 2/15/45	1,600	1,658
Series 2016 C:
3.75% 2/15/34	1,250	1,226
4% 2/15/36	5,330	5,338
5% 2/15/24	565	591
5% 2/15/31	1,650	1,782
5% 2/15/32	12,195	13,059
5% 2/15/33	4,855	5,183
5% 2/15/41	6,865	7,218
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	37
5% 5/15/28	2,380	2,533
5% 5/15/29	1,330	1,409
5% 12/1/29	1,755	1,872
5% 12/1/33	1,900	2,010
5% 12/1/40	4,765	4,969
5% 12/1/46	3,250	3,361
Series 2017 A, 5% 8/1/47	750	764
Series 2017:
5% 7/1/29	5,030	5,519
5% 1/1/30	4,855	5,315
5% 7/1/31	8,630	9,397
Series 2019:
5% 9/1/29	650	695
5% 9/1/31	500	526
5% 9/1/32	1,000	1,047
5% 9/1/34	1,100	1,138
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	1,410	1,556
Series 2012 A, 4% 1/1/23	2,130	2,133
Series 2012:
5% 8/1/22	6,410	6,424
5% 8/1/23	3,310	3,394
Series 2013, 5.5% 7/1/38	3,885	3,966
Series 2014:
5% 4/1/23	7,400	7,538
5% 2/1/26	2,195	2,265
5% 2/1/27	2,590	2,663
5% 4/1/28	2,070	2,133
5% 5/1/28	910	939
5% 5/1/32	2,430	2,472
5% 5/1/33	6,410	6,521
5.25% 2/1/31	10,195	10,447
Series 2016:
5% 2/1/23	1,530	1,553
5% 6/1/25	7,620	8,028
5% 6/1/26	1,035	1,103
5% 2/1/27	8,355	8,970
5% 2/1/28	5,965	6,392
5% 2/1/29	5,605	5,942
5% 1/1/33	1,085	1,119
5% 1/1/35	3,600	3,698
5% 1/1/41	2,100	2,138
5% 11/1/41	3,900	3,982
Series 2017 A, 5% 12/1/38	1,250	1,292
Series 2017 D, 5% 11/1/25	12,765	13,516
Series 2019 B:
5% 9/1/22	5,475	5,500
5% 9/1/23	5,580	5,732
5% 9/1/24	5,580	5,823
Series 2020 B:
4% 10/1/32	3,610	3,552
5% 10/1/30	11,425	12,383
Series 2020 C, 4.125% 10/1/36	1,500	1,453
Series 2021 A, 5% 3/1/30	2,000	2,168
Series 2021 C, 4% 3/1/23	7,040	7,113
Series 2022 A:
5% 3/1/30	10,690	11,586
5% 3/1/35	8,775	9,316
5.25% 3/1/37	4,590	4,930
Series 2022 B:
5% 3/1/29	3,650	3,957
5% 3/1/30	15,000	16,258
5% 3/1/31	23,510	25,441
5% 3/1/32	6,160	6,649
5% 3/1/33	14,300	15,368
5% 3/1/34	30,000	32,059
5% 3/1/36	18,040	19,082
Illinois Hsg. Dev. Auth. Series 2022 A, 3.5% 4/1/52	14,400	14,292
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	8,718	7,871
Illinois Hsg. Dev. Auth. Rev.:
Series 2019 C, 5% 4/1/28	1,200	1,344
Series D, 3.75% 4/1/50	1,875	1,889
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	10,442
5% 2/1/31	3,465	3,722
Illinois Sales Tax Rev.:
Series 2013, 5% 6/15/24	8,000	8,177
Series 2021 C:
5% 6/15/23	1,480	1,514
5% 6/15/24	1,710	1,778
5% 6/15/25	985	1,038
5% 6/15/26	1,500	1,601
5% 6/15/27	3,000	3,230
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 D, 5% 1/1/24	5,890	6,153
Series 2016 A, 5% 12/1/31	1,735	1,850
Series 2019 A, 5% 1/1/44	3,730	3,998
Series A:
5% 1/1/39	2,100	2,304
5% 1/1/41	4,580	4,966
Series C:
5% 1/1/25	3,900	4,158
5% 1/1/26	4,650	5,057
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015, 5% 1/1/26	8,660	9,261
Series 2017, 5% 1/1/29	1,790	2,001
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	7,810	7,540
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	3,880	3,729
0% 1/15/24 (Escrowed to Maturity)	3,325	3,224
0% 1/15/25	7,510	6,976
0% 1/15/26	5,645	5,063
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,337
5% 2/1/27	5,825	6,223
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,507
Series 2010 B1:
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	2,160	686
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,985	1,203
Series 2002 A, 0% 6/15/31	1,755	1,243
Series 2002:
0% 12/15/23	4,015	3,854
0% 12/15/23 (Escrowed to Maturity)	100	97
Series 2020 A, 5% 6/15/50	38,595	38,946
Series 2022 A:
0% 6/15/36	1,350	718
0% 6/15/37	1,395	700
0% 12/15/37	1,380	675
0% 6/15/38	1,500	710
0% 12/15/38	1,500	691
0% 6/15/39	1,750	780
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	10,460	10,723
5% 6/1/24	13,685	14,315
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	3,927
6.25% 10/1/38	3,785	3,942
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	5,600	4,959

TOTAL ILLINOIS		1,044,870

Indiana - 1.8%
Indiana Dev. Fin. Auth. Envir. Rev. Bonds:
Series 2009 A2, 3.75%, tender 6/1/27 (b)(c)	3,650	3,656
Series 2022 A1, 4.5%, tender 6/1/32 (b)(c)	3,200	3,205
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.4%, tender 10/3/22 (b)(c)	1,600	1,593
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	1,550	1,332
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	2,750	2,390
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	5,045	5,002
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2011 L, 0.7%, tender 1/1/26 (b)	24,895	23,420
Series 2013, 5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	3,020	3,125
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,049
Series 2015, 5% 3/1/36	8,060	8,321
Series 2016:
5% 9/1/26	970	1,069
5% 9/1/29	485	526
5% 9/1/36	2,090	2,193
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	2,100	2,118
Series 2015 A:
5% 10/1/26	2,405	2,545
5% 10/1/28	1,145	1,205
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2:
2%, tender 8/1/22 (b)	45	45
2%, tender 2/1/23 (b)	8,885	8,889
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	3,640	3,039
Series 2021 B, 3% 7/1/50	2,685	2,627
Series A, 3% 7/1/51	1,885	1,847
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	690	692
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	280	280
5% 1/1/25	695	697
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	275	275
5% 1/1/26	1,895	1,900
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	770	770
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (c)	4,710	4,985
Series 2021 A, 5% 6/1/24	1,800	1,889
Indianapolis Thermal Energy Sys. Series 2016 A:
5% 10/1/24	10,585	11,234
5% 10/1/25	11,400	12,353
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/22	970	971
5% 7/15/23	1,295	1,317
5% 7/15/24 (Pre-Refunded to 1/15/23 @ 100)	4,065	4,139
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29	1,185	1,308
5% 4/1/30	2,220	2,432
5% 4/1/33	1,445	1,565
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2015, 5%, tender 11/1/22 (b)(c)	32,790	33,057
Series 2017, 5%, tender 11/1/24 (b)(c)	2,500	2,624
Series 2019 A, 5%, tender 6/5/26 (b)(c)	12,305	13,241

TOTAL INDIANA		174,925

Iowa - 0.2%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,410	1,336
5% 5/15/48	2,910	2,706
Iowa Fin. Auth. Solid Waste Facilities Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Proj.) Series 2021, 1.5%, tender 4/1/24, LOC Citibank NA (b)(c)	4,130	4,105
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2022 B:
5% 12/1/30 (c)	2,000	2,202
5% 12/1/31 (c)	2,000	2,200
5% 12/1/32 (c)	2,000	2,199

TOTAL IOWA		14,748

Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/30	970	1,032
5% 9/1/32	1,115	1,179

TOTAL KANSAS		2,211

Kentucky - 2.3%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/33	1,160	1,139
5% 2/1/28	880	952
5% 2/1/29	530	575
5% 2/1/31	460	496
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	7,955	7,208
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	850
5% 1/1/26	585	633
5% 1/1/29	1,555	1,657
5% 1/1/30	1,625	1,727
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	1,916
5% 9/1/28	1,880	2,121
5% 9/1/30	520	579
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021:
4% 6/1/32	460	471
4% 6/1/33	375	379
4% 6/1/35	235	231
4% 6/1/38	570	542
Kentucky Econ. Dev. Fin. Auth. Series 2019 A1, 5% 8/1/32	1,105	1,171
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,828
5% 6/1/26	1,815	1,913
5% 6/1/27	1,910	2,003
5% 6/1/28	2,005	2,089
5% 6/1/29	2,105	2,185
5% 6/1/30	2,215	2,294
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27 (Pre-Refunded to 10/1/23 @ 100)	3,755	3,904
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,282
Series D:
5% 5/1/27	970	1,069
5% 5/1/28	970	1,063
(Proj. No. 112) Series 2016 B, 5% 11/1/27	16,420	18,060
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,401
5% 5/1/29	565	623
5% 5/1/31	1,425	1,573
Series 2015, 5% 8/1/28	1,035	1,114
Series 2016 A:
5% 2/1/29	5,555	6,012
5% 2/1/30	5,670	6,131
5% 2/1/32	2,230	2,406
5% 2/1/33	2,770	2,987
Series 2016 B, 5% 11/1/26	4,825	5,282
Series 2017, 5% 4/1/27	4,625	5,091
Series A:
5% 11/1/31	2,000	2,198
5% 11/1/32	3,000	3,286
5% 11/1/33	1,500	1,637
Kentucky, Inc. Pub. Energy Bonds:
Series A, 4%, tender 6/1/26 (b)	41,220	41,717
Series C1, 4%, tender 6/1/25 (b)	28,000	28,373
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (b)	7,565	7,799
Series 2020 C, 5%, tender 10/1/26 (b)	2,595	2,769
Series 2020 D, 5%, tender 10/1/29 (b)	3,700	4,042
Series 2013 A:
5.5% 10/1/33	2,430	2,510
5.75% 10/1/38	6,245	6,461
Series 2016 A:
5% 10/1/29	17,585	18,794
5% 10/1/32	3,230	3,425
Series 2020 A, 5% 10/1/37	4,300	4,552

TOTAL KENTUCKY		224,520

Louisiana - 0.6%
Jefferson Parish Consolidated Sewerage District # 1 Rev. Series 2022:
4% 2/1/35	3,465	3,589
4% 2/1/36	1,960	2,018
4% 2/1/38	1,445	1,467
4% 2/1/39	2,890	2,916
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/23	2,915	3,041
Series 2016 A:
5% 12/15/22	495	503
5% 12/15/22	765	777
Series 2018 E:
5% 7/1/35	1,655	1,758
5% 7/1/36	1,795	1,904
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (c)	2,430	2,522
5% 1/1/25 (c)	2,915	3,071
5% 1/1/27 (c)	2,185	2,287
Series 2017 B:
5% 1/1/29 (c)	390	417
5% 1/1/31 (c)	730	772
5% 1/1/36 (c)	630	655
5% 1/1/37 (c)	485	503
Series 2017 D2:
5% 1/1/26 (c)	730	780
5% 1/1/29 (c)	485	519
5% 1/1/30 (c)	665	707
5% 1/1/32 (c)	1,495	1,575
5% 1/1/35 (c)	1,115	1,162
5% 1/1/38 (c)	570	591
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	9,665	8,985
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (b)	9,120	9,012
2.1%, tender 7/1/24 (b)	4,670	4,516

TOTAL LOUISIANA		56,047

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	4,215	4,346
Series 2016 A:
4% 7/1/41	2,030	1,838
4% 7/1/46	2,765	2,435
5% 7/1/41	860	881
5% 7/1/46	865	882
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,415
5% 7/1/27	1,940	2,092

TOTAL MAINE		14,889

Maryland - 1.7%
Baltimore County Gen. Oblig.:
Series 2020, 4% 3/1/36	7,310	7,581
Series 2021:
5% 3/1/23	1,245	1,273
5% 3/1/25	1,520	1,636
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	3,821
5% 7/1/31	6,580	7,156
5% 7/1/33	6,635	7,170
Series 2017 D, 5% 7/1/33	5,630	6,084
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	3,355	3,403
Series 2019 C, 3.5% 3/1/50	3,470	3,472
Maryland Dept. of Trans.:
Series 2021 B:
5% 8/1/32 (c)	1,250	1,377
5% 8/1/33 (c)	1,000	1,094
5% 8/1/35 (c)	1,850	2,000
5% 8/1/36 (c)	1,000	1,079
Series 2022 A:
5% 12/1/23	2,055	2,147
5% 12/1/25	1,400	1,532
5% 12/1/28	1,265	1,451
Series 2022 B:
5% 12/1/24 (a)	2,370	2,497
5% 12/1/25 (a)	3,500	3,761
Series 2022, 5% 12/1/26	1,205	1,345
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,471
5% 6/1/24	1,455	1,516
5% 6/1/25	1,455	1,540
5% 6/1/26	1,940	2,080
5% 6/1/27	1,310	1,420
5% 6/1/31	970	1,040
5% 6/1/32	970	1,036
Maryland Econ. Dev. Corp.:
(Port Covington Proj.) Series 2020:
3.25% 9/1/30	500	451
4% 9/1/40	2,095	1,830
4% 9/1/50	2,625	2,132
(Purple Line Lt. Rail Proj.) Series 2022 B:
5% 12/31/36	3,185	3,289
5% 12/31/37	2,500	2,576
5% 12/31/38	2,200	2,252
5% 6/30/39	3,700	3,779
5% 12/31/39	1,700	1,736
Maryland Gen. Oblig.:
Series 2021 2A, 5% 8/1/29	26,455	30,709
Series 2022 2C:
4% 3/1/28	7,595	8,200
5% 3/1/26	11,000	12,095
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/35	500	473
4% 6/1/46	750	658
4% 6/1/51	1,000	857
4% 6/1/55	1,000	841
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/27	1,000	1,050
5% 7/1/28	1,300	1,356
5% 7/1/29	2,200	2,285
5% 7/1/31	1,000	1,033
Series 2016 A:
4% 7/1/42	1,410	1,234
5% 7/1/33	2,185	2,262
5% 7/1/34	1,600	1,654
5% 7/1/35	605	625
5% 7/1/36	1,700	1,754
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/34	5,650	6,392
Washington Metropolitan Area Transit Auth. Series 2021 A:
5% 7/15/24	3,400	3,600
5% 7/15/37	6,750	7,619

TOTAL MARYLAND		172,724

Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	1,535	1,605
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B:
5% 6/1/38	10,170	11,165
5% 6/1/39	10,765	11,801
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Bonds Series 2019 A, 5%, tender 1/1/23 (b)	16,960	17,214
Series A, 5% 1/1/31	7,500	8,416
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	4,094
5% 7/1/30	3,565	3,936
Series 2017, 5% 7/1/23	1,550	1,599
Bonds:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (b)	11,290	11,730
Series A1, 5%, tender 1/31/30 (b)	10,135	11,441
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (d)	3,586	3,766
Series 2015 O1, 4% 7/1/45	3,395	3,326
Series 2017 A, 5% 1/1/40	2,980	3,064
Series 2019 S1:
5% 10/1/22	2,195	2,214
5% 10/1/23	2,400	2,490
5% 10/1/24	1,190	1,262
5% 10/1/25	2,670	2,884
Series 2019:
5% 7/1/30	1,435	1,524
5% 7/1/32	1,040	1,096
Massachusetts Edl. Fing. Auth. Rev. Series 2022 B:
5% 7/1/26 (c)	2,600	2,802
5% 7/1/27 (c)	2,350	2,554
5% 7/1/28 (c)	1,775	1,941
5% 7/1/29 (c)	1,925	2,097
5% 7/1/30 (c)	1,000	1,100
5% 7/1/31 (c)	800	880
Massachusetts Gen. Oblig.:
Series 2021 A:
5% 9/1/23	7,285	7,558
5% 9/1/25	13,755	14,968
Series A, 5% 7/1/28	1,100	1,204
Massachusetts Port Auth. Rev.:
Series 2019 C, 5% 7/1/44 (c)	3,000	3,163
Series 2021 E:
5% 7/1/23 (c)	550	566
5% 7/1/35 (c)	2,400	2,635
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	9,190	9,557
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2022 1, 5% 11/1/39	2,135	2,399

TOTAL MASSACHUSETTS		158,051

Michigan - 3.4%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	1,000	1,047
Series A, 5% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	1,200	1,257
Detroit Gen. Oblig. Series 2021 A:
4% 4/1/41	1,575	1,411
4% 4/1/42	600	533
5% 4/1/31	900	969
5% 4/1/33	1,075	1,137
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	16,655	19,425
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (Assured Guaranty Muni. Corp. Insured)	3,400	3,695
5% 5/1/31 (Assured Guaranty Muni. Corp. Insured)	4,855	5,276
5% 5/1/32 (Assured Guaranty Muni. Corp. Insured)	730	793
5% 5/1/33 (Assured Guaranty Muni. Corp. Insured)	3,030	3,289
Series 2017:
5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,310	1,459
5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	1,890	2,084
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,255	3,493
5% 5/15/27 (Pre-Refunded to 5/15/26 @ 100)	20	22
5% 5/15/28	2,460	2,618
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	15	16
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	1,915
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	5,760	5,458
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	17,898
5% 4/15/35	2,720	2,911
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	4,850	4,850
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,655	1,727
5% 12/1/24	1,700	1,813
5% 12/1/25	2,915	3,175
5% 12/1/26	1,270	1,409
5% 12/1/27	1,215	1,366
5% 12/1/28	1,940	2,163
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (b)	1,775	1,589
Series 2019 MI2, 5%, tender 2/1/25 (b)	10,655	11,344
Series 2012:
5% 11/15/36	6,895	6,956
5% 11/15/42	1,515	1,528
Series 2013:
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	5,425	5,619
5% 8/15/29 (Pre-Refunded to 8/15/23 @ 100)	1,940	2,009
Series 2015 D1:
5% 7/1/27	415	441
5% 7/1/29	970	1,025
5% 7/1/31	1,165	1,225
5% 7/1/32	970	1,019
5% 7/1/33	825	865
Series 2016:
5% 11/15/30	4,480	4,766
5% 11/15/32	1,210	1,276
Series 2020 A:
5% 6/1/30	775	845
5% 6/1/31	1,005	1,095
5% 6/1/32	970	1,053
5% 6/1/33	1,745	1,887
Series 2020, 5% 6/1/40	2,340	2,465
Series 2022:
5% 4/15/32	8,285	9,470
5% 4/15/33	5,065	5,710
5% 4/15/34	2,530	2,833
5% 4/15/35	1,445	1,608
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	3,608
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,552
5% 12/1/25	1,260	1,372
5% 12/1/26	1,940	2,153
5% 12/1/27	1,295	1,456
5% 12/1/28	2,040	2,275
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (b)	6,020	6,038
Series 2010 F3, 4%, tender 7/1/24 (b)	23,785	24,499
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	6,325	6,171
Series A, 3.5% 12/1/50	3,495	3,490
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	3,350	3,123
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	8,110	7,844
Michigan Technological Univ. Series 2021:
4% 10/1/41	1,450	1,453
5% 10/1/30	1,645	1,874
5% 10/1/31	1,250	1,436
5% 10/1/32	1,250	1,426
5% 10/1/33	1,325	1,506
5% 10/1/34	1,405	1,593
Michigan Trunk Line Fund Rev. Series 2020 B, 5% 11/15/36	26,785	30,495
Oakland Univ. Rev.:
Series 2022 A:
5% 3/1/26	480	518
5% 3/1/33	1,000	1,121
5% 3/1/34	1,905	2,123
5% 3/1/35	2,000	2,211
5% 3/1/36	2,095	2,303
5% 3/1/37	2,200	2,410
5% 3/1/38	2,310	2,518
5% 3/1/39	2,425	2,638
Series 2022 B:
5% 3/1/33 (a)	1,000	1,089
5% 3/1/34 (a)	1,250	1,354
5% 3/1/38 (a)	1,330	1,422
5% 3/1/39 (a)	1,375	1,467
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,332
5% 11/1/29	3,080	3,364
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	970	976
5% 9/1/24 (Pre-Refunded to 3/1/24 @ 100)	1,940	2,037
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/28	565	621
5% 7/1/29	1,000	1,101
5% 7/1/30	425	469
5% 7/1/31	495	542
5% 7/1/32	545	590
5% 7/1/33	595	642
5% 7/1/34	385	413
5% 7/1/35	400	427
Univ. of Michigan Rev. Series 2022 D, 5% 4/1/33	1,440	1,692
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	1,889
5% 5/1/31	1,400	1,599
5% 5/1/32	2,300	2,621
5% 5/1/33	1,875	2,125
5% 5/1/34	2,450	2,767
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	4,830
5% 5/1/31	4,660	5,098
5% 5/1/32	4,955	5,419
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29	245	268
5% 12/1/30	380	414
5% 12/1/31	390	423
5% 12/1/36	535	569
Series 2017 B:
5% 12/1/29 (c)	685	739
5% 12/1/30 (c)	485	520
5% 12/1/31 (c)	525	561
5% 12/1/33 (c)	375	397
5% 12/1/36 (c)	810	850
Series 2017 C:
5% 12/1/22	1,940	1,967
5% 12/1/23	2,185	2,278
5% 12/1/24	2,305	2,447
5% 12/1/25	2,150	2,324
5% 12/1/26	1,455	1,598
5% 12/1/27	1,460	1,619

TOTAL MICHIGAN		341,903

Minnesota - 0.2%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,052
Minnesota Hsg. Fin. Agcy.:
Series 2021 D, 3% 1/1/52	8,270	8,074
Series 2021, 3% 7/1/51	2,275	2,228
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,528
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	6,955	6,942
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 1/1/24	1,000	1,045

TOTAL MINNESOTA		21,869

Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
4% 10/1/36 (d)	850	782
4% 10/1/41 (d)	1,360	1,207
5% 10/1/29 (d)	2,000	2,139
5% 10/1/30 (d)	2,800	3,000
5% 10/1/32 (d)	3,070	3,234
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	5,935
Mississippi Hosp. Equip. & Facilities Auth.:
(Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	550
5% 1/1/31	1,500	1,638
5% 1/1/32	1,750	1,891
5% 1/1/34	1,065	1,140
5% 1/1/35	2,000	2,131
Series 2019 B:
5% 1/1/23	445	452
5% 1/1/25	500	528
5% 1/1/26	700	750
5% 1/1/27	1,245	1,346
5% 1/1/28	500	545
5% 1/1/29	510	560
5% 1/1/30	595	655
Bonds Series II, 5%, tender 3/1/27 (b)	3,025	3,279
Series IV:
5% 10/1/34	1,435	1,531
5% 10/1/38	1,675	1,770
5% 10/1/39	1,000	1,055

TOTAL MISSISSIPPI		36,118

Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	970	1,035
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,215	1,260
Kansas City Indl. Dev. Auth.:
(Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 4% 3/1/40 (c)	9,950	9,454
Series 2020 A, 5% 3/1/33 (c)	1,600	1,727
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/24	660	690
5% 1/1/29	550	617
5% 1/1/31	415	463
5% 1/1/34	380	421
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
4% 2/1/40	680	643
5% 2/1/30	2,395	2,492
5% 2/1/32	2,645	2,737
5% 2/1/36	2,145	2,202
5% 2/1/45	3,395	3,454
Series 2016:
5% 5/15/29	970	1,029
5% 5/15/30	970	1,024
5% 5/15/31	970	1,020
5% 5/15/36	2,915	3,021
Series 2022 A:
5% 6/1/32	2,150	2,469
5% 6/1/33	1,850	2,084
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	990	1,005
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,061
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	4,560	4,072
Series 2018 A, 5.125% 9/1/48	2,210	2,010
St Charles County Francis Howell R-III School District Gen. Oblig. Series 2022:
5% 3/1/34	950	1,084
5% 3/1/35	1,250	1,423
5% 3/1/36	1,250	1,420
5% 3/1/37	1,350	1,530
5% 3/1/38	2,000	2,260
5% 3/1/39	2,740	3,091

TOTAL MISSOURI		59,798

Montana - 0.2%
Gallatin County Indl. Dev. Rev. (Bozeman Fiber Proj.) Series 2021 A:
4% 10/15/32 (d)	1,160	1,049
4% 10/15/36 (d)	3,065	2,646
4% 10/15/41 (d)	4,910	4,023
4% 10/15/46 (d)	3,195	2,491
4% 10/15/51 (d)	2,625	1,970
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	710	719
Series 2019 B, 4% 6/1/50	555	563
Montana Facility Fin. Auth. Series 2018 B, 5% 7/1/31	1,170	1,243
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/23	1,990	2,029
5% 2/15/24	2,080	2,173
5% 2/15/25	1,940	2,042
5% 2/15/26	3,105	3,314

TOTAL MONTANA		24,262

Nebraska - 0.6%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	15,350	15,769
Lincoln Arpt. Auth. Series 2021, 4% 7/1/36 (c)	1,000	1,014
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	2,670	2,701
Series 2019 E, 3.75% 9/1/49 (c)	3,155	3,183
Series 2020 A, 3.5% 9/1/50	2,810	2,808
Series 2022 B:
5% 3/1/27 (c)	1,165	1,261
5% 9/1/27 (c)	1,185	1,289
5% 3/1/28 (c)	1,205	1,316
5% 9/1/28 (c)	650	712
5% 9/1/29 (c)	1,270	1,399
Series A, 3% 9/1/45	6,015	5,887
Nebraska Pub. Pwr. District Rev.:
Bonds Series 2020 A, 0.6%, tender 7/1/23 (b)	5,145	5,064
Series 2016 B:
5% 1/1/31	3,885	4,202
5% 1/1/34	4,235	4,573
5% 1/1/36	5,135	5,530
Series 2021 C:
5% 1/1/24	4,045	4,226
5% 1/1/26	1,000	1,092
Series 2021 D:
5% 1/1/23	1,500	1,525
5% 1/1/25	600	641

TOTAL NEBRASKA		64,192

Nevada - 1.1%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	766
Series 2017:
5% 9/1/24	730	765
5% 9/1/28	445	481
5% 9/1/30	730	781
5% 9/1/34	740	777
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/28	1,440	1,505
Series 2019 A:
5% 7/1/23	8,335	8,601
5% 7/1/26	2,965	3,252
Series 2019 D, 5% 7/1/24	4,195	4,431
Series 2021 B, 5% 7/1/23 (c)	1,760	1,809
Clark County School District:
Series 2016 A, 5% 6/15/23	2,250	2,318
Series 2017 A:
5% 6/15/25	5,770	6,216
5% 6/15/26	5,000	5,490
Series 2018 B, 5% 6/15/35	8,000	8,805
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 A:
5% 6/1/32	2,815	3,052
5% 6/1/33	4,855	5,255
5% 6/1/34	5,145	5,563
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 2.35%, tender 12/1/22 (b)(c)(d)	8,200	8,205
Series 2020 A, 0.85%, tender 1/26/23 (b)(c)(d)	28,200	27,824
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/25	2,745	2,801
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,640	1,664
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/28	1,500	1,582
5% 7/1/31	2,395	2,495
5% 7/1/35	1,825	1,869
5% 7/1/40	1,000	1,011

TOTAL NEVADA		107,318

New Hampshire - 0.8%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.):
Series 2012 B, 4% 8/15/37	900	883
Series 2021 B:
4% 8/15/36	730	720
4% 8/15/38	1,000	978
4% 8/15/40	1,050	1,020
4% 8/15/41	1,000	967
5% 8/15/27	505	559
5% 8/15/34	905	983
5% 8/15/35	680	737
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (b)(c)	2,400	2,358
Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	2,955	2,903
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	7,545	7,412
Series 2020 A3, 2.1%, tender 9/1/22 (b)(c)	11,075	11,074
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	9,562	9,407
Series 2022 1, 4.375% 9/20/36	7,250	6,956
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/30	1,190	1,279
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,407
5% 7/1/30	2,360	2,605
Series 2017:
5% 7/1/36	2,105	2,187
5% 7/1/44	1,830	1,881
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,310	1,310
5% 7/1/26	1,245	1,247
Series 2013 A, 5% 10/1/43 (Pre-Refunded to 10/1/22 @ 100)	2,360	2,380
Series 2016:
4% 10/1/38	800	773
5% 10/1/26	4,560	4,906
5% 10/1/27	4,860	5,209
5% 10/1/28	1,940	2,069
5% 10/1/30	7,070	7,477

TOTAL NEW HAMPSHIRE		81,687

New Jersey - 4.3%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	1,430	1,581
5% 7/1/32 (Pre-Refunded to 7/1/26 @ 100)	970	1,072
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	970	1,072
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	2,015
5% 2/15/25	970	1,003
5% 2/15/29	1,350	1,382
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,535	1,229
Series A:
5% 11/1/34	5,150	5,478
5% 11/1/35	8,205	8,696
5% 11/1/36	5,010	5,292
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	1,435	1,197
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (Assured Guaranty Muni. Corp. Insured)	975	1,048
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	1,360	1,515
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	1,940	2,144
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	1,455	1,590
Series 2013 NN, 5% 3/1/26	5,600	5,698
Series 2013:
5% 3/1/23	9,030	9,223
5% 3/1/24	12,430	12,667
5% 3/1/25	1,360	1,384
Series 2015 XX, 5% 6/15/26	19,420	20,395
Series 2018 EEE, 5% 6/15/30	2,170	2,337
Series 2019:
5.25% 9/1/25 (d)	3,395	3,597
5.25% 9/1/26 (d)	3,200	3,430
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	1,943
New Jersey Envir. Infrastructure Trust:
Series 2016 A R1, 5% 9/1/25	2,065	2,245
Series 2016 A R2, 5% 9/1/25	3,010	3,272
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	13,105	13,852
4% 6/1/31	2,185	2,306
4% 6/1/32	1,470	1,547
5% 6/1/25	8,080	8,636
5% 6/1/26	10,480	11,384
5% 6/1/29	6,530	7,339
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (b)	8,215	8,638
Series 2019 B2, 5%, tender 7/1/25 (b)	10,070	10,725
Series 2012 A, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,505	1,505
Series 2016 A:
5% 7/1/22 (Escrowed to Maturity)	770	770
5% 7/1/23 (Escrowed to Maturity)	2,940	3,026
5% 7/1/24 (Escrowed to Maturity)	790	831
5% 7/1/25 (Escrowed to Maturity)	855	917
5% 7/1/26 (Escrowed to Maturity)	285	311
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	425	464
5% 7/1/28	440	479
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,185	1,303
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	1,265	1,381
5% 7/1/33	1,465	1,556
Series 2016, 5% 7/1/41	3,665	3,721
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	1,285	1,303
5% 12/1/24 (c)	3,420	3,610
Series 2019 A:
5% 12/1/22	1,520	1,541
5% 12/1/23	1,810	1,885
5% 12/1/24	1,045	1,109
5% 12/1/25	1,925	2,076
Series 2020:
5% 12/1/24 (c)	1,925	2,028
5% 12/1/24 (c)	1,000	1,053
5% 12/1/25 (c)	2,675	2,865
5% 12/1/25 (c)	3,900	4,167
5% 12/1/26 (c)	3,100	3,345
5% 12/1/28 (c)	1,225	1,341
Series 2022 A:
5% 12/1/27 (c)	1,275	1,392
5% 12/1/28 (c)	1,400	1,534
5% 12/1/29 (c)	1,400	1,537
5% 12/1/30 (c)	750	826
Series 2022 B:
5% 12/1/27 (c)	3,735	4,051
5% 12/1/28 (c)	6,850	7,457
5% 12/1/29 (c)	4,475	4,884
New Jersey Tpk. Auth. Tpk. Rev. Series D, 5% 1/1/28	4,740	5,165
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	3,769
5% 6/15/31	2,250	2,410
5% 6/15/32	5,660	6,044
Series 2010 A:
0% 12/15/27	13,270	10,926
0% 12/15/28	3,025	2,378
Series 2014 AA:
5% 6/15/25	12,140	12,571
5% 6/15/26	7,285	7,526
Series 2016 A, 5% 6/15/27	14,620	15,834
Series 2018 A:
5% 12/15/32	1,600	1,706
5% 12/15/33	6,395	6,786
5% 12/15/34	5,070	5,356
Series 2019 BB, 4% 6/15/36	1,000	995
Series 2021 A:
4% 6/15/36	2,500	2,488
4% 6/15/38	5,000	4,922
Series 2022 A, 4% 6/15/39	14,370	14,053
Series 2022 AA:
5% 6/15/31	7,210	7,895
5% 6/15/33	7,290	7,889
5% 6/15/35	10,500	11,283
Series A:
5% 12/15/24	4,675	4,893
5% 12/15/25	4,380	4,645
5% 12/15/26	6,900	7,407
5% 12/15/27	12,250	13,264
5% 12/15/28	4,270	4,652
5% 6/15/30	1,125	1,199
5% 12/15/30	885	963
5% 12/15/31	4,720	5,101
Series AA:
4% 6/15/36	1,550	1,543
4% 6/15/37	2,150	2,131
4% 6/15/39	1,960	1,917
5% 6/15/24	9,400	9,650
5% 6/15/35	2,010	2,149
5% 6/15/36	2,270	2,422
5% 6/15/38	1,930	2,050

TOTAL NEW JERSEY		425,182

New Mexico - 0.1%
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	8,245	8,874
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,300	2,317

TOTAL NEW MEXICO		11,191

New York - 6.6%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,124
5% 7/1/25	2,430	2,577
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,247
5% 2/15/35	7,285	7,899
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	17,685	17,365
Series 2021 B, 1.5%, tender 9/1/26 (b)	9,325	8,831
Series 2016 B:
5% 9/1/22	975	981
5% 9/1/22 (Escrowed to Maturity)	965	971
5% 9/1/23	1,455	1,510
Series 2021, 1% 9/1/25	28,250	26,490
Monroe County Indl. Dev. Corp.:
(St. Ann's Cmnty. Proj.) Series 2019, 4% 1/1/30	1,760	1,601
(St. Anns Cmnty. Proj.) Series 2019:
5% 1/1/40	2,145	1,906
5% 1/1/50	1,510	1,278
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	12,400
5% 11/15/56	11,925	12,255
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/52	8,430	9,072
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	2,965	3,163
Series 2019 B1, 4% 10/1/35	2,395	2,399
Series 2021 A1, 5% 8/1/33	2,000	2,238
Series 2021 B1, 5% 11/1/32	5,800	6,563
Series 2021 F1:
5% 3/1/23	1,445	1,478
5% 3/1/42	5,410	5,898
5% 3/1/44	15,350	16,675
5% 3/1/50	1,725	1,865
Series 2022 A1, 5% 8/1/47	10,180	11,070
Series 2022 B1:
5% 8/1/33	2,350	2,675
5% 8/1/34	1,750	1,987
5% 8/1/35	2,250	2,528
5% 8/1/36	1,570	1,755
Series 2022 C, 5% 8/1/33	1,800	2,049
Series 2022 D1, 5% 5/1/35	1,540	1,727
Series C:
5% 8/1/29	6,945	7,931
5% 8/1/33	2,500	2,798
5% 8/1/34	3,310	3,681
Series F1, 5% 3/1/26	1,010	1,032
New York City Health & Hosp. Corp. Rev. Series A, 5% 2/15/25	3,640	3,890
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	6,175	5,759
Series 2021, 0.6%, tender 7/1/25 (b)	8,115	7,490
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2018 S3, 5% 7/15/37	2,000	2,168
New York City Transitional Fin. Auth. Rev.:
Series 2018 C2, 5% 5/1/32	9,175	10,102
Series 2019 A, 5% 8/1/35	7,520	8,188
Series 2019 B1:
5% 8/1/34	3,300	3,608
5% 8/1/35	8,400	9,146
Series 2021 F1:
5% 11/1/23	6,565	6,846
5% 11/1/24	12,785	13,639
5% 11/1/25	16,245	17,664
Series 2022 A1, 4% 8/1/38 (a)	3,500	3,500
Series 2022 D1, 5% 11/1/34	5,910	6,700
Series 2022 F1:
4% 2/1/38	1,500	1,498
5% 2/1/36	1,000	1,121
Series C:
4% 5/1/35	3,000	3,029
4% 5/1/36	5,000	5,032
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/27	1,330	1,425
5% 11/15/40	3,915	4,092
New York Dorm. Auth. Personal Income Tax Rev. Series 2014 A, 5% 2/15/26	1,025	1,072
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B2, 5%, tender 5/1/24 (b)	3,675	3,798
Series 2019 B3, 5%, tender 5/1/26 (b)	4,055	4,337
Series 2022 A, 5% 7/15/37 (a)	1,840	1,881
Series 2022:
5% 7/1/32	1,810	1,909
5% 7/1/33	900	941
5% 7/1/34	255	265
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	15,189
New York Metropolitan Trans. Auth. Rev.:
Series 2015 C, 5% 11/15/30	1,000	1,046
Series 2015 D1, 5% 11/15/33	4,015	4,155
Series 2015 F, 5% 11/15/22	750	759
Series 2017 A1, 5% 11/15/31	2,000	2,125
Series 2017 C-2, 0% 11/15/33	9,795	6,234
Series 2017 C1:
4% 11/15/35	1,770	1,685
5% 11/15/26	5,975	6,399
5% 11/15/27	4,435	4,767
5% 11/15/30	4,315	4,571
5% 11/15/33	6,955	7,294
Series 2017 D:
5% 11/15/30	1,900	2,013
5% 11/15/33	6,725	7,053
Series 2020 D, 5% 11/15/43	2,500	2,597
New York State Dorm. Auth. Series 2022 A, 5% 3/15/36	9,140	10,350
New York State Envir. Facilities Corp. Rev. (Master Fing. Prog.) Series 2013 B, 5% 5/15/26	1,000	1,028
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,750	2,542
Series 2021 E2, 0.65%, tender 11/1/25 (b)	5,000	4,621
Series 2021 J2, 1.1%, tender 5/1/27 (b)	18,855	16,977
Series 2021 K2, 1%, tender 11/1/26 (b)	5,120	4,676
Series 2022 B2, 2.5%, tender 5/1/27 (b)	25,300	24,400
Series 2021 A, 0.75% 11/1/25	3,920	3,671
Series 2021 B:
0.5% 5/1/24	3,515	3,382
0.55% 11/1/24	4,735	4,503
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	1,190	1,188
New York State Urban Dev. Corp. Series 2020 C:
4% 3/15/37	5,500	5,478
5% 3/15/36	7,610	8,419
5% 3/15/47	6,790	7,325
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - Laguardia Arpt. Termindals C&D Redev. Proj.) Series 2020, 4% 10/1/30 (c)	8,000	7,764
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/34 (c)	2,500	2,532
(Delta Airlines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/35 (c)	11,390	11,519
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,155	8,349
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/28 (c)	1,220	1,294
Series 2020 C:
4% 12/1/39	1,350	1,282
4% 12/1/40	1,500	1,412
4% 12/1/41	1,450	1,359
4% 12/1/42	1,400	1,300
5% 12/1/28	950	1,012
5% 12/1/29	950	1,020
5% 12/1/30	750	804
5% 12/1/31	950	1,022
5% 12/1/32	1,125	1,191
5% 12/1/33	1,200	1,264
5% 12/1/34	1,600	1,690
5% 12/1/35	1,500	1,581
5% 12/1/36	1,700	1,787
5% 12/1/37	1,755	1,840
5% 12/1/38	1,500	1,573
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (c)	6,100	6,427
5% 12/1/33 (c)	9,440	9,934
5% 12/1/34 (c)	10,315	10,704
5% 12/1/35 (c)	5,155	5,398
5% 12/1/36 (c)	3,515	3,655
5% 12/1/37 (c)	9,375	9,779
Series 2016 A, 5.25% 1/1/50 (c)	13,305	13,639
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	3,001
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	1,011
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	1,500	1,516
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,635	1,652
Onondaga Civic Dev. Corp. (Syracuse Univ. Proj.) Series 2020 A:
5% 12/1/32	1,250	1,396
5% 12/1/34	2,300	2,555
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (c)	3,295	3,482
Port Auth. of New York & New Jersey Series 2022 231:
5% 8/1/33 (c)	12,500	13,970
5% 8/1/34 (c)	7,095	7,877
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	1,360	1,172
5.375% 11/1/54 (d)	2,155	1,826
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	9,300	10,091
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	3,043
5% 11/15/24	3,885	4,045

TOTAL NEW YORK		651,334

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/29 (c)	3,650	3,856
Series 223, 4% 7/15/39 (c)	2,175	2,066

TOTAL NEW YORK AND NEW JERSEY		5,922

North Carolina - 0.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	4,430	4,936
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	395	444
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	3,320	3,735
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021:
4% 5/1/32	1,000	1,020
4% 5/1/33	1,000	1,016
4% 5/1/34	900	905
5% 5/1/26	275	298
5% 5/1/27	400	439
5% 5/1/28	415	458
5% 5/1/29	525	585
5% 5/1/30	560	626
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	9,715	9,923
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Series 2022 48, 3.75% 7/1/52	9,400	9,431
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	9,865	9,871
Series 2019 C, 2.55%, tender 6/1/26 (b)	17,085	16,866
North Carolina Med. Care Commission Hosp. Rev.:
Bonds Series 2021 B, 5%, tender 2/1/26 (b)	3,100	3,363
Series 2021 A, 5% 2/1/25	185	198
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2017, 5% 1/1/23	1,000	1,015
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A:
5% 5/1/26 (c)	3,950	4,275
5% 5/1/27 (c)	1,500	1,644
5% 5/1/28 (c)	1,875	2,070
5% 5/1/29 (c)	1,500	1,666
5% 5/1/30 (c)	1,320	1,472
5% 5/1/31 (c)	1,350	1,493
5% 5/1/32 (c)	1,100	1,208

TOTAL NORTH CAROLINA		78,957

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	4,425	4,325
Series 2022 A, 4% 1/1/53	8,250	8,368

TOTAL NORTH DAKOTA		12,693

Ohio - 1.5%
Akron Bath Copley Hosp. District Rev. Series 2020:
4% 11/15/34	970	954
4% 11/15/35	1,000	978
4% 11/15/36	1,000	974
5% 11/15/32	700	760
Allen County Hosp. Facilities Rev. Series 2020 A:
5% 12/1/29	2,290	2,546
5% 12/1/30	2,290	2,520
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	6,010	5,769
Series 2017 A, 5% 2/15/36	5,000	5,420
Series 2021 A:
4% 2/15/36	2,500	2,537
4% 2/15/37	3,000	3,014
4% 2/15/38	215	214
5% 2/15/33	2,750	3,106
5% 2/15/34	4,000	4,488
5% 2/15/35	2,715	3,033
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	970	1,028
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	1,480	1,561
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	2,165	2,273
5% 1/1/30 (Assured Guaranty Muni. Corp. Insured)	1,940	2,033
Columbus City School District Series 2016 A, 5% 12/1/32	1,770	1,901
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,427
5% 6/15/26	2,515	2,544
5% 6/15/27	2,640	2,668
5% 6/15/28	2,770	2,794
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	970	979
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/33	2,000	2,239
5% 12/1/35	1,000	1,115
5% 12/1/36	1,180	1,313
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,106
5% 11/1/26	2,040	2,255
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	2,195	2,371
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	20,230	21,218
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,074
5% 8/1/32	1,000	1,068
5% 8/1/33	1,000	1,065
Miami Univ. Series 2020 A:
5% 9/1/30	140	161
5% 9/1/31	950	1,085
5% 9/1/33	1,770	2,001
5% 9/1/34	2,500	2,820
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021, 5% 8/1/26	560	605
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	5,742
Ohio Air Quality Dev. Auth. Rev. Bonds Series 2022 B, 4.25%, tender 6/1/27 (b)(c)	2,350	2,379
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A, 5% 10/1/24	1,250	1,329
Ohio Hosp. Facilities Rev.:
Series 2017 A:
5% 1/1/27	2,495	2,775
5% 1/1/29	4,855	5,412
Series 2021 B, 5% 1/1/23	1,260	1,280
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	1,580	1,474
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	785	807
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog.) Series 2020 A:
5% 12/1/29	10,000	11,416
5% 12/1/30	1,000	1,152
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39 (a)	2,860	3,188
Series A, 5% 2/15/51	1,310	1,444
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,365
Series 2019, 5% 2/15/29	4,900	5,189
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	460	467
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	30	30
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	295	299

TOTAL OHIO		145,765

Oklahoma - 0.2%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,225
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,227
5% 6/1/28	1,455	1,531
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,109
5% 10/1/26	1,455	1,581
5% 10/1/27	1,155	1,254
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/33	2,645	2,423
4% 8/1/34	2,755	2,500
5% 8/1/24	590	605
5% 8/1/25	930	960
5% 8/1/26	540	560
5% 8/1/27	680	707
5% 8/1/28	725	752
5% 8/1/29	755	783
5% 8/1/30	1,370	1,411
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 B, 5% 1/1/27	2,085	2,208

TOTAL OKLAHOMA		21,836

Oregon - 0.5%
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	12,940	14,442
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single-Family Mtg. Prog.) Series 2022 A, 4% 7/1/51	7,210	7,313
Port of Portland Arpt. Rev.:
Series 23, 5% 7/1/27	1,475	1,582
Series 24 B:
5% 7/1/31 (c)	1,000	1,055
5% 7/1/32 (c)	2,795	2,943
Series 26 A:
5% 7/1/29	1,155	1,294
5% 7/1/33	785	883
Series 26 B, 5% 7/1/29	1,000	1,124
Series 26 C:
5% 7/1/25 (c)	800	853
5% 7/1/26 (c)	1,300	1,400
5% 7/1/27 (c)	1,090	1,187
Series 27 A, 5% 7/1/36 (c)	8,655	9,332
Salem Hosp. Facility Auth. Rev. Series 2016 A, 4% 5/15/41	4,900	4,696
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,246

TOTAL OREGON		51,350

Pennsylvania - 4.5%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (c)	31,125	32,398
5% 1/1/56 (c)	14,945	15,500
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2021 A:
4% 3/1/36	825	811
4% 3/1/37	1,000	978
4% 3/1/38	1,050	1,021
4% 3/1/39	2,000	1,936
4% 3/1/40	2,115	2,040
4% 3/1/41	385	370
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/23	765	788
5% 7/15/24	2,300	2,414
5% 7/15/25	3,030	3,219
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	3,060	2,526
4% 12/1/41	5,005	3,763
4.25% 12/1/50	5,575	4,009
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/34	280	288
5% 7/1/35	1,100	1,124
5% 7/1/36	525	534
5% 7/1/37	1,180	1,192
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/23	1,250	1,271
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	7,510	7,882
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 4% 7/1/38	1,600	1,559
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (b)	4,210	4,207
Series B, 1.8%, tender 8/15/22 (b)	10,695	10,689
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,434
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	340
Series 2016 A:
5% 10/1/28	1,385	1,418
5% 10/1/29	1,495	1,525
5% 10/1/32	4,670	4,726
5% 10/1/36	7,560	7,611
5% 10/1/40	3,490	3,498
Series 2019:
5% 9/1/30	1,250	1,351
5% 9/1/31	2,500	2,692
5% 9/1/33	1,370	1,462
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 2%, tender 8/1/22 (b)(c)	42,750	42,748
(Waste Mgmt., Inc. Proj.):
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	3,200	2,983
Series 2021 A, SIFMA Municipal Swap Index + 0.400% 1.31%, tender 6/3/24 (b)(c)(e)	9,105	8,792
Series 2011, 2.15%, tender 7/1/24 (b)(c)	12,165	11,859
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/27	9,710	10,068
Series 2014, 5% 7/1/23	1,500	1,549
Series 2016, 5% 9/15/29	27,190	29,457
Series 2017 1, 5% 1/1/24	23,000	24,081
Series 2017, 5% 1/1/27	8,765	9,750
Pennsylvania Higher Ed. Assistance Agcy. Rev. Series 2022 A:
5% 6/1/29 (c)	3,800	4,120
5% 6/1/30 (c)	8,600	9,300
5% 6/1/31 (c)	4,900	5,298
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,349
5% 8/15/30	2,090	2,292
Series 2017, 5% 8/15/27	1,165	1,305
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/28	5,265	5,776
5% 12/1/28 (Pre-Refunded to 12/1/26 @ 100)	835	927
5% 12/1/33	3,405	3,694
5% 12/1/33 (Pre-Refunded to 12/1/26 @ 100)	895	994
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,326
5% 12/1/33	1,215	1,322
Series 2017 A1:
5% 12/1/22	485	492
5% 12/1/23	535	558
5% 12/1/29	1,455	1,617
5% 12/1/34	970	1,055
Series 2021 B:
5% 12/1/33	2,095	2,354
5% 12/1/34	1,750	1,947
5% 12/1/35	1,750	1,938
Series 2021 C:
4% 12/1/38	1,040	1,040
5% 12/1/37	1,300	1,454
Philadelphia Arpt. Rev.:
Series 2015 A:
5% 6/15/23 (c)	1,510	1,550
5% 6/15/24 (c)	1,590	1,662
Series 2017 B:
5% 7/1/22 (c)	1,725	1,725
5% 7/1/26 (c)	2,950	3,173
5% 7/1/29 (c)	1,200	1,290
5% 7/1/30 (c)	1,720	1,837
5% 7/1/31 (c)	2,430	2,581
5% 7/1/35 (c)	800	837
5% 7/1/47 (c)	3,065	3,152
Series 2020 A:
4% 7/1/35	2,000	1,990
4% 7/1/36	3,500	3,469
Series 2021, 5% 7/1/36 (c)	2,750	2,949
Philadelphia Auth. for Indl. Dev. Series 2020 C, 4% 11/1/22	250	252
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	1,001
5% 8/1/24	730	770
5% 8/1/25	775	833
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,150
5% 8/1/29	10,165	10,937
5% 8/1/30	10,705	11,518
5% 8/1/31	11,280	12,134
Series 2019 A:
5% 8/1/22	1,180	1,183
5% 8/1/23	1,910	1,976
5% 8/1/24	3,425	3,619
5% 8/1/26	3,225	3,545
Series 2019 B:
5% 2/1/23	2,300	2,345
5% 2/1/24	100	105
5% 2/1/25	1,135	1,212
5% 2/1/26	1,180	1,286
5% 2/1/27	1,500	1,660
5% 2/1/28	2,250	2,518
5% 2/1/29	2,425	2,721
Philadelphia School District:
Series 2019 A, 5% 9/1/34	3,675	4,107
Series 2019 B, 5% 9/1/29	3,070	3,454
Series 2019 C, 5% 9/1/33	11,245	12,341
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	570	635
Series 2019 B:
5% 9/1/31 (Assured Guaranty Muni. Corp. Insured)	1,855	2,117
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	1,250	1,444
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,095
5% 6/1/39	4,690	5,015
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,345	1,443

TOTAL PENNSYLVANIA		442,652

Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1, 0% 7/1/24	2,985	2,732
Series 2022 A1, 5.375% 7/1/25	1,760	1,827

TOTAL PUERTO RICO		4,559

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,625	6,919
5% 9/1/36	320	330
Series 2016, 5% 5/15/39	5,475	5,626
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (Assured Guaranty Muni. Corp. Insured)	7,985	8,601
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,705	1,729
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2022 A:
5% 12/1/26 (c)	2,100	2,264
5% 12/1/27 (c)	1,500	1,633
5% 12/1/28 (c)	1,750	1,913
5% 12/1/29 (c)	1,875	2,054
5% 12/1/30 (c)	1,125	1,236
5% 12/1/31 (c)	1,575	1,726
Series A:
3.5% 12/1/34 (c)	1,440	1,432
4% 12/1/26 (c)	1,670	1,717
5% 12/1/29 (c)	1,650	1,847
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/24	5,085	5,228
5% 6/1/27	1,770	1,829
5% 6/1/28	2,330	2,400

TOTAL RHODE ISLAND		48,484

South Carolina - 0.8%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/24	970	1,019
5% 3/1/25	970	1,043
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	6,900	7,026
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,124
5% 12/1/29	3,155	3,331
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	2,800	2,842
Series 2020 A, 4% 7/1/50	2,775	2,814
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/24	970	1,016
5% 2/1/26	1,650	1,769
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,799
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	3,100	3,136
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	1,000	1,073
Series 2018:
5% 7/1/28 (c)	2,235	2,439
5% 7/1/30 (c)	4,790	5,166
5% 7/1/33 (c)	2,150	2,297
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 C:
5% 12/1/25	3,885	4,075
5% 12/1/26	3,885	4,065
5% 12/1/27	3,010	3,150
Series 2015 C, 5% 12/1/22	3,740	3,792
Series 2016 B:
5% 12/1/35	6,250	6,490
5% 12/1/36	9,330	9,677
Series A:
4% 12/1/33	900	900
4% 12/1/34	4,000	4,000
4% 12/1/35	500	498
4% 12/1/37	2,000	1,949
5% 12/1/31	2,800	3,076

TOTAL SOUTH CAROLINA		82,566

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	1,001
Series 2014 B:
5% 11/1/24	1,200	1,267
5% 11/1/25	1,175	1,234
5% 11/1/26	195	204
Series 2017:
5% 7/1/24	435	458
5% 7/1/27	365	403
5% 7/1/33	1,700	1,819
5% 7/1/35	1,360	1,444
South Dakota Hsg. Dev. Auth. Series A, 3% 11/1/51	3,515	3,445

TOTAL SOUTH DAKOTA		11,275

Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/37	3,040	2,941
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,055
5% 7/1/30	1,165	1,258
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,170	1,176
5% 9/1/24	995	1,038
Series 2017:
5% 4/1/24	970	1,011
5% 4/1/25	1,315	1,383
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B:
5% 7/1/23 (c)	2,800	2,875
5% 7/1/25 (c)	1,000	1,062
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B, 5% 7/1/44 (c)	1,190	1,257
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2015 C, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	3,370	3,651
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	18,440	19,234
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	11,735	11,879
Series 2018, 4%, tender 11/1/25 (b)	10,670	10,835
Tennessee Hsg. Dev. Agcy. Residential Series 2022 1, 3.75% 7/1/52	6,350	6,371

TOTAL TENNESSEE		67,026

Texas - 12.2%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/29 (c)	2,690	2,807
5% 11/15/34 (c)	1,750	1,815
Series 2019 B:
5% 11/15/27 (c)	1,500	1,642
5% 11/15/28 (c)	2,250	2,476
5% 11/15/29 (c)	1,500	1,657
Series 2019, 5% 11/15/22 (c)	1,225	1,238
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,472
Austin Independent School District Series 2021:
4% 8/1/32	8,300	8,931
4% 8/1/33	9,255	9,866
4% 8/1/34	10,590	11,192
4% 8/1/35	7,215	7,556
Birdville Independent School District Series 2021, 5% 2/15/26	2,225	2,436
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	1,165	1,260
5% 1/1/32 (Pre-Refunded to 7/1/25 @ 100)	970	1,049
5% 1/1/34 (Pre-Refunded to 7/1/25 @ 100)	1,940	2,099
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	5,340	5,777
Series 2020 E:
4% 1/1/34	950	945
4% 1/1/36	750	738
5% 1/1/30	850	934
5% 1/1/32	800	871
5% 1/1/35	915	985
Series 2020 G:
4% 1/1/34	1,000	976
4% 1/1/35	1,000	972
4% 1/1/36	1,000	963
5% 1/1/28	500	546
5% 1/1/29	750	822
5% 1/1/30	670	730
5% 1/1/31	725	783
5% 1/1/32	870	936
Series 2021 B, 5% 1/1/35	1,000	1,083
Cypress-Fairbanks Independent School District:
Bonds Series 2017 A2, 1.25%, tender 8/15/22 (b)	6,105	6,104
Series 2016:
5% 2/15/23	4,855	4,957
5% 2/15/24	24,410	25,609
5% 2/15/25	20,810	22,319
5% 2/15/27	3,475	3,791
Series 2020 A, 5% 2/15/25	3,650	3,915
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	7,135	8,331
Series 2020 A:
5% 12/1/22	285	289
5% 12/1/25	750	818
5% 12/1/26	1,000	1,111
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	6,412
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 B:
5% 11/1/26 (Pre-Refunded to 11/1/22 @ 100) (c)	2,920	2,953
5% 11/1/27 (Pre-Refunded to 11/1/22 @ 100) (c)	1,245	1,259
5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100) (c)	2,765	2,796
5% 11/1/30 (Pre-Refunded to 11/1/22 @ 100) (c)	5,280	5,340
5% 11/1/31 (Pre-Refunded to 11/1/22 @ 100) (c)	11,155	11,281
5% 11/1/32 (Pre-Refunded to 11/1/22 @ 100) (c)	14,110	14,270
5% 11/1/33 (Pre-Refunded to 11/1/22 @ 100) (c)	9,710	9,820
Series 2020 A:
5% 11/1/30	3,090	3,515
5% 11/1/31	1,300	1,471
5% 11/1/32	2,000	2,249
5% 11/1/33	2,000	2,237
Series 2020 B, 4% 11/1/35	7,865	7,866
Dallas Gen. Oblig.:
Series 2014, 5% 2/15/24	5,770	6,048
Series 2019 B:
5% 2/15/30	4,080	4,628
5% 2/15/32	7,095	7,967
5% 2/15/33	7,585	8,481
Dallas Independent School District:
Series 2019:
5% 2/15/28	1,750	1,975
5% 2/15/29	2,355	2,646
5% 2/15/30	5,095	5,700
Series 2021:
4% 2/15/25	5,075	5,317
4% 2/15/26	2,455	2,599
Denton Independent School District:
Bonds Series 2014 B:
2%, tender 8/1/24 (b)	670	664
2%, tender 8/1/24 (b)	8,515	8,412
Series 2016, 0% 8/15/25	2,770	2,572
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	5,737
5% 8/15/31	3,610	4,051
5% 8/15/32	3,620	4,050
5% 8/15/33	5,890	6,554
5% 8/15/34	2,945	3,271
El Paso Wtr. & Swr. Rev. Series 2022, 5% 3/1/35	7,140	8,146
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (b)	2,645	2,645
Series 2021 B, 0.72%, tender 8/1/26 (b)	9,985	9,171
Fort Worth Gen. Oblig.:
Series 2016, 5% 3/1/27	5,755	6,282
Series 2020, 5% 3/1/29	4,200	4,807
Fort Worth Independent School District Series 2016, 5% 2/15/26	3,530	3,863
Georgetown Util. Sys. Rev. Series 2022:
5% 8/15/31 (Assured Guaranty Muni. Corp. Insured)	1,375	1,569
5% 8/15/33 (Assured Guaranty Muni. Corp. Insured)	1,500	1,694
5% 8/15/35 (Assured Guaranty Muni. Corp. Insured)	1,700	1,908
5% 8/15/36 (Assured Guaranty Muni. Corp. Insured)	1,585	1,775
Grand Parkway Trans. Corp.:
Series 2013 C, 5.125% 10/1/43	2,430	2,476
Series 2018 A:
5% 10/1/31	4,965	5,493
5% 10/1/32	4,210	4,622
5% 10/1/33	6,420	7,024
5% 10/1/34	4,855	5,300
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B:
5%, tender 9/1/22 (b)	4,550	4,617
5%, tender 12/1/24 (b)	5,205	5,504
Series 2020 A, 0.9%, tender 5/15/25 (b)	5,000	4,916
Series 2019 A:
4% 10/1/35	1,750	1,760
4% 10/1/36	3,000	3,013
Harris County Flood Cont. District Series 2021 A:
4% 10/1/32	5,130	5,454
4% 10/1/33	6,045	6,405
4% 10/1/34	4,995	5,280
4% 10/1/35	3,400	3,574
4% 10/1/36	3,920	4,099
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,045	1,049
5% 8/15/25	3,750	3,766
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (c)	6,750	6,750
Series 2018 A:
5% 7/1/26 (c)	1,635	1,764
5% 7/1/27 (c)	2,180	2,379
5% 7/1/28 (c)	970	1,064
Series 2018 B:
5% 7/1/28	3,110	3,460
5% 7/1/29	12,140	13,429
5% 7/1/30	6,385	7,030
Series 2020 A:
4% 7/1/35 (c)	1,500	1,481
4% 7/1/39 (c)	1,895	1,843
Series 2021 A:
4% 7/1/35 (c)	1,100	1,086
4% 7/1/36 (c)	1,180	1,165
4% 7/1/37 (c)	1,200	1,177
4% 7/1/38 (c)	1,750	1,713
4% 7/1/39 (c)	4,500	4,376
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,101
5% 9/1/30	1,250	1,371
5% 9/1/31	1,650	1,803
5% 9/1/33	1,535	1,668
5% 9/1/34	1,250	1,356
5% 9/1/35	1,700	1,841
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,142
5% 3/1/24	9,710	10,200
5% 3/1/25	4,080	4,379
Houston Independent School District Bonds:
Series 2012, 4%, tender 6/1/23 (b)	8,500	8,653
Series 2014 A, 4%, tender 6/1/23 (b)	10,315	10,500
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,654
Series 2016 B, 5% 11/15/33	2,330	2,511
Series 2020 C:
4% 11/15/35	1,500	1,537
5% 11/15/30	2,145	2,499
5% 11/15/31	2,500	2,886
5% 11/15/32	2,000	2,265
Series 2021 A:
4% 11/15/35	700	719
4% 11/15/36	700	717
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	513
5% 10/15/26	680	733
5% 10/15/27	485	521
5% 10/15/29	630	667
5% 10/15/31	990	1,039
5% 10/15/35	1,425	1,477
5% 10/15/36	3,115	3,225
5% 10/15/39	1,215	1,254
5% 10/15/44	1,440	1,478
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/30 (c)	1,360	1,423
5% 11/1/31 (c)	5,730	5,984
5% 11/1/35 (c)	1,700	1,766
Series 2017:
5% 11/1/26 (c)	1,000	1,084
5% 11/1/33 (c)	1,250	1,314
5% 11/1/34 (c)	2,925	3,074
5% 11/1/35 (c)	4,065	4,268
5% 11/1/36 (c)	5,170	5,422
Series 2021:
4% 11/1/34 (Assured Guaranty Muni. Corp. Insured) (c)	6,245	6,109
4% 11/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,500	1,447
5% 11/1/33 (Assured Guaranty Muni. Corp. Insured) (c)	16,660	18,085
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	5,062
5% 5/15/34	2,430	2,663
5% 5/15/36	2,430	2,642
Series 2019:
5% 5/15/32	1,500	1,677
5% 5/15/33	2,250	2,492
5% 5/15/34	2,250	2,484
5% 5/15/35	5,575	6,144
5% 5/15/36	1,075	1,179
(Lcra Transmission Svcs. Corp. Proj.) Series 2021, 5% 5/15/25	3,620	3,882
Series 2015 B:
5% 5/15/25	6,615	7,093
5% 5/15/27	2,915	3,112
5% 5/15/28	2,845	3,032
5% 5/15/29	8,255	8,754
Series 2015 D:
5% 5/15/23	680	698
5% 5/15/24	1,445	1,520
5% 5/15/26	1,360	1,455
Series 2020, 5% 5/15/26	3,350	3,658
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	4,160	4,106
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2018, 1.285%, tender 7/1/24 (b)(c)	1,145	1,103
Series 2020 A, 2.1%, tender 9/1/22 (b)(c)	20,000	19,999
Series 2020 B, 2.1%, tender 9/1/22 (b)(c)	7,520	7,520
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,074
5% 8/15/25	2,430	2,626
5% 8/15/26	1,505	1,657
5% 8/15/27	1,565	1,753
5% 8/15/30	2,330	2,556
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,287
5% 4/1/28	1,395	1,487
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (b)	4,310	4,298
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	1,005
4% 12/15/24	1,770	1,787
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,330
5% 1/1/33	1,280	1,380
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	501
5% 1/1/31	660	702
5% 1/1/32	2,915	3,139
Series 2014:
5% 1/1/23	1,045	1,062
5% 1/1/23 (Escrowed to Maturity)	690	702
5% 1/1/24	420	438
Series 2015 B:
5% 1/1/29	9,710	10,255
5% 1/1/30	4,855	5,115
Series 2016 A, 5% 1/1/39	6,800	7,146
Series 2019 B, 5% 1/1/25	3,390	3,614
Series 2021 B, 4% 1/1/39	8,025	7,950
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (b)	23,270	23,649
Series 2019, 1.6%, tender 8/1/24 (b)	19,810	19,521
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	16,765	16,531
Pearland Gen. Oblig. Series 2020, 5% 3/1/24	1,975	2,071
Pflugerville Independent School District Bonds Series 2019 B, 2.5%, tender 8/15/23 (b)	4,070	4,103
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,520
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/27 (c)	2,380	2,590
5% 7/1/28 (c)	1,085	1,190
5% 7/1/29 (c)	1,270	1,400
5% 7/1/29 (c)	3,200	3,525
5% 7/1/30 (c)	1,235	1,350
5% 7/1/30 (c)	1,510	1,649
5% 7/1/31 (c)	2,310	2,513
5% 7/1/31 (c)	1,250	1,355
5% 7/1/32 (c)	950	1,024
5% 7/1/32 (c)	1,195	1,292
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	3,110	3,354
Series 2017:
5% 2/1/29	1,455	1,613
5% 2/1/30	970	1,066
5% 2/1/31	1,455	1,593
5% 2/1/33	1,165	1,268
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,660	4,689
5% 9/15/24	7,275	7,315
5% 9/15/25	9,025	9,073
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (b)	16,010	16,002
Series 2022 A:
5% 5/15/40	2,730	3,074
5% 5/15/41	2,485	2,790
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25 (Pre-Refunded to 8/15/23 @ 100)	970	1,005
5% 8/15/26 (Pre-Refunded to 8/15/23 @ 100)	1,485	1,539
5% 8/15/28 (Pre-Refunded to 8/15/23 @ 100)	1,575	1,632
5% 8/15/33 (Pre-Refunded to 8/15/23 @ 100)	3,690	3,824
Series 2013, 5.5% 9/1/43 (Pre-Refunded to 9/1/23 @ 100)	5,195	5,419
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Barton Creek Sr. Living Ctr., Inc. Querencia Proj.) Series 2015, 5% 11/15/30	6,130	6,268
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	5,585	5,975
5% 2/15/34	2,040	2,156
Series 2018 B, 5% 7/1/43	3,100	3,248
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,475	5,633
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,359	5,843
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	5,790	5,874
Texas Gen. Oblig.:
Series 2013 B, 5% 8/1/25 (c)	11,725	12,074
Series 2014, 5% 8/1/26 (c)	5,020	5,287
Series 2016, 5.5% 8/1/26 (c)	3,750	4,168
Series 2020 B:
4% 8/1/28 (c)	4,340	4,600
4% 8/1/29 (c)	5,605	5,958
4% 8/1/30 (c)	5,885	6,251
4% 8/1/31 (c)	6,180	6,562
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/33	2,750	2,645
4% 12/31/33	1,710	1,640
4% 6/30/34	4,000	3,810
4% 12/31/34	4,000	3,798
4% 6/30/35	4,000	3,787
4% 6/30/36	1,290	1,214
4% 12/31/36	2,965	2,781
Series 2013, 7% 12/31/38 (c)	15,540	16,064
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/23	1,500	1,530
5% 2/1/24	1,130	1,186
5% 2/1/26	2,600	2,843
5% 2/1/27	2,500	2,783
5% 2/1/28	1,315	1,485
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	4,978
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	44,145	40,707
Texas Wtr. Dev. Board Rev.:
Series 2017 A:
5% 4/15/25	6,055	6,535
5% 4/15/26	4,195	4,619
5% 4/15/29	6,310	7,099
5% 4/15/30	16,995	19,067
Series 2018 B:
5% 4/15/29	2,750	3,127
5% 10/15/29	2,250	2,552
5% 10/15/30	3,240	3,674
5% 4/15/31	5,000	5,647
Series 2019:
5% 8/1/30	8,650	9,916
5% 8/1/31	4,500	5,144
5% 8/1/32	3,000	3,416
5% 8/1/33	3,450	3,915
5% 8/1/34	4,500	5,097
5% 8/1/35	5,500	6,215
Series 2020:
5% 8/1/24	1,000	1,062
5% 8/1/30	3,210	3,732
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	3,054
Series 2019 A:
5% 3/1/34	5,645	6,362
5% 3/1/35	17,080	19,216
5% 3/1/36	5,000	5,617
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/30	6,325	6,807
Univ. of North Texas Univ. Rev. Series 2022 A:
5% 4/15/32	540	629
5% 4/15/33	520	599
5% 4/15/34	720	822
5% 4/15/35	755	860
5% 4/15/36	720	818
5% 4/15/37	950	1,077
5% 4/15/38	1,095	1,240
5% 4/15/39	1,190	1,346
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	3,060	3,528
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,740	1,908
Wichita Falls Independent School District Series 2021, 4% 2/1/24	1,000	1,033

TOTAL TEXAS		1,214,115

Utah - 0.2%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/26 (c)	1,120	1,206
5% 7/1/28 (c)	3,885	4,211
Series 2018 A:
5% 7/1/29 (c)	1,500	1,638
5% 7/1/30 (c)	1,345	1,458
Series 2021 A, 4% 7/1/38 (c)	5,000	4,783
Utah Gen. Oblig. Series 2020 B, 5% 7/1/23	2,740	2,831

TOTAL UTAH		16,127

Vermont - 0.0%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2017 A, 5% 6/15/27 (c)	1,590	1,715
Virginia - 1.6%
Arlington County IDA Hosp. Facilities Series 2020:
5% 7/1/27	120	131
5% 7/1/28	1,175	1,291
5% 7/1/30	1,265	1,396
5% 7/1/32	1,005	1,090
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/31	1,500	1,744
5% 8/1/32	1,500	1,738
5% 8/1/33	1,500	1,731
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,308
5% 6/15/29	1,385	1,432
5% 6/15/33	1,475	1,507
Hampton Roads Trans. Accountability Commission:
Series 2018 A, 5.5% 7/1/57 (Pre-Refunded to 1/1/28 @ 100)	3,725	4,299
Series 2021 A, 5% 7/1/26	28,000	30,811
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	1,455	1,641
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	610
5% 6/15/32	1,750	1,828
5% 6/15/34	2,235	2,323
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,540	6,071
Series 2017 E, 5% 2/1/31	10,295	11,509
(21st Century College and Equip. Progs.) Series 2020 A:
5% 2/1/34	1,050	1,173
5% 2/1/35	2,500	2,826
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	9,959
Series 2017 C, 4% 2/1/34	6,890	7,045
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	6,160	6,919
Series 2022, 4% 5/15/33	6,530	6,801
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1, 5% 8/1/23	4,310	4,460
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022:
4% 1/1/39 (c)	1,850	1,727
4% 7/1/39 (c)	2,750	2,564
4% 1/1/40 (c)	3,200	2,964
5% 7/1/36 (c)	2,875	3,050
5% 1/1/37 (c)	6,265	6,631
(Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 7/1/33 (a)(c)	1,590	1,543
4% 7/1/35 (a)(c)	2,540	2,436
4% 1/1/36 (a)(c)	3,000	2,867
4% 1/1/37 (a)(c)	4,500	4,269
4% 1/1/38 (a)(c)	4,750	4,472
4% 1/1/39 (a)(c)	4,000	3,743
4% 1/1/40 (a)(c)	3,500	3,250
Series 2020 A:
5% 1/1/28	1,100	1,197
5% 1/1/29	1,400	1,530
5% 1/1/30	1,600	1,752
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,018
5% 1/1/33	2,515	2,612
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	2,200	2,184

TOTAL VIRGINIA		162,452

Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,899
Energy Northwest Elec. Rev. Series 2022 A, 5% 7/1/33	5,750	6,728
Grant County Pub. Util. District #2 Series 2012 A, 5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	2,265	2,265
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	1,075	1,101
Series 2016 B:
5% 10/1/26 (c)	3,625	3,909
5% 10/1/29 (c)	4,615	4,971
Series 2016:
5% 2/1/27	1,205	1,311
5% 2/1/29	2,430	2,627
Series 2018 A:
5% 5/1/29 (c)	1,515	1,641
5% 5/1/37 (c)	2,290	2,459
Series 2019, 5% 4/1/28 (c)	2,250	2,464
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	860	881
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	4,345	4,095
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,163
5% 1/1/36	1,140	1,238
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,486
5% 6/1/24	3,430	3,506
Washington Convention Ctr. Pub. Facilities Series 2021, 4% 7/1/31	31,300	29,874
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	15,861
Series 2018 C, 5% 8/1/30	6,665	7,391
Series 2018 D:
5% 8/1/32	24,300	26,728
5% 8/1/33	30,735	33,654
Series 2019 B, 5% 6/1/34	3,300	3,656
Series 2020 C, 5% 2/1/37	9,530	10,678
Series 2021 A, 5% 6/1/38	2,250	2,524
Series 2022 C, 4% 7/1/35	9,630	10,092
Series 2022 D, 4% 7/1/35	4,120	4,318
Series R-2017 A:
5% 8/1/28	1,735	1,907
5% 8/1/30	1,735	1,895
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	256
5% 7/1/26	1,935	2,086
5% 7/1/29	3,100	3,365
5% 7/1/34	610	650
5% 7/1/42	5,305	5,514
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	2,688
5% 10/1/28	1,940	2,165
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,300	1,370
5% 8/15/26	1,175	1,253
5% 8/15/28	3,825	4,093
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,780	6,090
Series 2015:
5% 1/1/23	1,100	1,118
5% 1/1/29 (Pre-Refunded to 7/1/25 @ 100)	1,260	1,357
Series 2017, 5% 8/15/32	1,520	1,591
Series 2019 A1:
5% 8/1/31	1,000	1,063
5% 8/1/35	1,500	1,575
Series 2019 A2, 5% 8/1/44	5,995	6,124
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/29	550	585
5% 10/1/31	2,635	2,780
5% 10/1/33	560	589
Series 2019, 4% 10/1/49	5,235	4,666
Series 2016 A, 5% 10/1/30	2,510	2,655

TOTAL WASHINGTON		246,955

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,107
Wisconsin - 1.7%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/31	1,050	1,136
5% 1/1/34	1,000	1,066
5% 1/1/38	1,050	1,104
Pub. Fin. Auth. Edl. Facilities Series 2022 A, 5.25% 3/1/42	4,110	4,188
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	3,600	3,753
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/30 (d)	1,135	1,098
5.25% 5/15/37 (d)	345	329
5.25% 5/15/42 (d)	420	390
5.25% 5/15/47 (d)	420	382
5.25% 5/15/52 (d)	790	708
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	915	838
5% 10/1/48 (d)	1,175	1,048
5% 10/1/53 (d)	3,010	2,641
Roseman Univ. of Health:
Series 2018 A, 5.35% 12/1/45	9,015	9,296
Series 2020, 5% 4/1/30 (d)	500	519
Wisconsin Ctr. District Tax Rev.:
Series 2020 C:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,050	804
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,350	941
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	1,400	929
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,350	852
0% 12/15/34 (Assured Guaranty Muni. Corp. Insured)	1,250	750
Series 2020 D:
0% 12/15/28 (Assured Guaranty Muni. Corp. Insured)	255	207
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	390	303
0% 12/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	710
Wisconsin Gen. Oblig.:
Series 2014 4, 5% 5/1/25	1,575	1,679
Series 2021 2, 5% 5/1/25	5,270	5,696
Series 2021 A:
5% 5/1/32	7,920	8,832
5% 5/1/34	10,820	11,936
5% 5/1/35	11,365	12,562
Series A, 5% 5/1/30	2,915	3,181
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 C1, 5%, tender 7/29/26 (b)	2,515	2,729
Series 2014 A:
5% 11/15/24	8,510	9,018
5% 11/15/27	6,515	6,842
Series 2014:
5% 5/1/26	810	839
5% 5/1/28	1,750	1,800
5% 5/1/29	865	887
Series 2015, 5% 12/15/27	1,175	1,229
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,324
Series 2017 A:
5% 9/1/34 (Pre-Refunded to 9/1/27 @ 100)	1,800	2,009
5% 9/1/36 (Pre-Refunded to 9/1/27 @ 100)	2,100	2,344
Series 2019 B1, 2.825% 11/1/28	2,130	1,908
Series 2019 B2, 2.55% 11/1/27	1,365	1,324
Series 2019:
5% 12/15/31	1,000	1,081
5% 12/15/32	1,750	1,884
5% 12/15/34	1,720	1,838
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	1,001
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,945	7,168
Series 2012:
5% 6/1/27	1,750	1,755
5% 6/1/32	995	997
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,600	1,607
5% 6/1/39	2,345	2,350
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	4,370	4,268
Series A, 3.5% 9/1/50	8,260	8,244
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	1,140	1,094
0.81%, tender 5/1/25 (b)	3,800	3,571
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26	8,580	9,416
5% 5/1/27	12,590	14,070

TOTAL WISCONSIN		170,475

Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/24	250	259
TOTAL MUNICIPAL BONDS
(Cost $9,758,645)		9,365,709

Municipal Notes - 2.9%
Arizona - 0.2%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)(g)	7,000	$7,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series 2018 XM 06 15, 1.1% 7/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	1,750	1,750
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series XF 10 96, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	5,680	5,680

TOTAL ARIZONA		14,430

California - 0.8%
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)(h)	32,115	32,115
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series DBE 8059, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)(h)	12,800	12,800
Series MIZ 90 95, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	31,600	31,600

TOTAL CALIFORNIA		76,515

Colorado - 0.0%
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)(h)	836	836
Florida - 0.2%
Brevard County Hsg. Fin. Auth. Participating VRDN Series DBE 80 85, 1.38% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)(h)	8,395	8,395
Broward County Arpt. Sys. Rev. Participating VRDN Series XM 08 95, 1.04% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	6,300	6,300
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)(h)	2,800	2,800

TOTAL FLORIDA		17,495

Georgia - 0.0%
Griffin-Spalding County Hosp. Participating VRDN Series Floaters XL 00 76, 1.08% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,950	2,950
Illinois - 0.1%
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 1.03% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	7,419	7,419
Kentucky - 0.6%
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series XF 10 93, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	3,000	3,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 1.12% 7/1/22, VRDN (b)(c)	34,000	34,000
Series 2020 B1, 1.12% 7/1/22, VRDN (b)(c)	18,600	18,600

TOTAL KENTUCKY		55,600

Louisiana - 0.0%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)(h)	3,700	3,700
Missouri - 0.0%
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)(h)	1,400	1,400
Montana - 0.0%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)(h)	3,010	3,010
New Jersey - 0.2%
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 09 75, 1.08% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	6,210	6,210
Series XM 09 29, 1.08% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	5,335	5,335
Roselle County of Union BAN Series 2021 A, 1.5% 7/20/22	6,900	6,900

TOTAL NEW JERSEY		18,445

New York - 0.2%
Hempstead Union Free School District BAN Series 2021 B, 1% 7/13/22	3,000	3,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series XM 09 35, 1.09% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,100	2,100
New York Thruway Auth. Gen. Rev. Participating VRDN Series XM 08 30, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	11,410	11,410
New York Trans. Dev. Corp. Participating VRDN Series XL 01 68, 1.03% 7/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	1,315	1,315

TOTAL NEW YORK		17,825

Pennsylvania - 0.2%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)(h)	13,890	13,890
South Carolina - 0.0%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2021 XF 12 43, 1.06% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,160	1,160
Tennessee - 0.0%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	3,200	3,200
Texas - 0.3%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN Series XF 11 19, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	5,700	5,700
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,985	2,985
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	7,800	7,800
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 1.16% 7/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	11,460	11,460

TOTAL TEXAS		27,945

Utah - 0.0%
Salt Lake City Arpt. Rev. Participating VRDN Series 17 XM 0493, 1.03% 7/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	3,400	3,400
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 1.21% 7/7/25, VRDN (b)	12,640	12,640
Wisconsin - 0.0%
Wisconsin Ctr. District Tax Rev. Participating VRDN Series 2021 XF 12 22, 1.05% 7/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,337	1,337
TOTAL MUNICIPAL NOTES
(Cost $283,202)		283,197
	Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Municipal Cash Central Fund 0.88% (i)(j)
(Cost $294,940)	294,896,977	294,938
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $10,336,787)		9,943,844
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(16,428)
NET ASSETS - 100%		$9,927,416

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $162,982,000 or 1.6% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,946,000 or 0.8% of net assets.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Brevard County Hsg. Fin. Auth. Participating VRDN Series DBE 80 85, 1.38% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	4/14/22	$8,395
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	4/14/22	$13,890
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater 2021 MIZ 90 68, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	4/14/21	$836
Lees Summit Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 55, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	12/29/20	$1,400
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 53, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	12/17/20	$3,700
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series MIZ 90 72, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	9/2/21	$2,800
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 61, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	3/2/21	$3,010
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 1.16% 8/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/14/20	$32,115
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 1.31% 8/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	4/13/22	$12,800

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.88%	$371,995	$1,451,044	$1,528,102	$758	$9	$(8)	$294,938	19.8%
Total	$371,995	$1,451,044	$1,528,102	$758	$9	$(8)	$294,938

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$9,648,906	$--	$9,648,906	$--
Money Market Funds	294,938	294,938	--	--
Total Investments in Securities:	$9,943,844	$294,938	$9,648,906	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	33.0%
Transportation	14.9%
Health Care	14.0%
Special Tax	6.0%
Electric Utilities	5.2%
Others* (Individually Less Than 5%)	26.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $10,041,847)	$9,648,906
Fidelity Central Funds (cost $294,940)	294,938
Total Investment in Securities (cost $10,336,787)		$9,943,844
Cash		534
Receivable for investments sold		10
Receivable for fund shares sold		19,716
Interest receivable		109,667
Distributions receivable from Fidelity Central Funds		125
Other receivables		15
Total assets		10,073,911
Liabilities
Payable for investments purchased
Regular delivery	$7,958
Delayed delivery	100,394
Payable for fund shares redeemed	30,376
Distributions payable	4,833
Accrued management fee	1,813
Distribution and service plan fees payable	34
Other affiliated payables	867
Other payables and accrued expenses	220
Total liabilities		146,495
Net Assets		$9,927,416
Net Assets consist of:
Paid in capital		$10,334,639
Total accumulated earnings (loss)		(407,223)
Net Assets		$9,927,416
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($107,754 ÷ 10,827 shares)(a)		$9.95
Maximum offering price per share (100/96.00 of $9.95)		$10.36
Class M:
Net Asset Value and redemption price per share ($12,565 ÷ 1,263 shares)(a)		$9.95
Maximum offering price per share (100/96.00 of $9.95)		$10.36
Class C:
Net Asset Value and offering price per share ($11,334 ÷ 1,138 shares)(a)		$9.96
Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per share ($4,803,258 ÷ 482,960 shares)		$9.95
Class I:
Net Asset Value, offering price and redemption price per share ($1,153,625 ÷ 115,814 shares)		$9.96
Class Z:
Net Asset Value, offering price and redemption price per share ($3,838,880 ÷ 385,257 shares)		$9.96

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$109,178
Income from Fidelity Central Funds		758
Total income		109,936
Expenses
Management fee	$10,533
Transfer agent fees	4,800
Distribution and service plan fees	259
Accounting fees and expenses	434
Custodian fees and expenses	45
Independent trustees' fees and expenses	15
Registration fees	885
Audit	28
Legal	5
Miscellaneous	17
Total expenses before reductions	17,021
Expense reductions	(2)
Total expenses after reductions		17,019
Net investment income (loss)		92,917
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,723)
Fidelity Central Funds	9
Total net realized gain (loss)		(14,714)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(801,983)
Fidelity Central Funds	(8)
Total change in net unrealized appreciation (depreciation)		(801,991)
Net gain (loss)		(816,705)
Net increase (decrease) in net assets resulting from operations		$(723,788)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,917	$178,050
Net realized gain (loss)	(14,714)	22,280
Change in net unrealized appreciation (depreciation)	(801,991)	(89,932)
Net increase (decrease) in net assets resulting from operations	(723,788)	110,398
Distributions to shareholders	(93,865)	(197,374)
Share transactions - net increase (decrease)	149,827	1,568,450
Total increase (decrease) in net assets	(667,826)	1,481,474
Net Assets
Beginning of period	10,595,242	9,113,768
End of period	$9,927,416	$10,595,242

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$10.87	$10.64	$10.25	$10.40	$10.21
Income from Investment Operations
Net investment income (loss)A,B	.078	.157	.191	.220	.230	.238
Net realized and unrealized gain (loss)	(.839)	(.059)	.241	.411	(.142)	.192
Total from investment operations	(.761)	.098	.432	.631	.088	.430
Distributions from net investment income	(.078)	(.158)	(.191)	(.220)	(.229)	(.237)
Distributions from net realized gain	(.001)	(.020)	(.011)	(.021)	(.009)	(.003)
Total distributions	(.079)	(.178)	(.202)	(.241)	(.238)	(.240)
Net asset value, end of period	$9.95	$10.79	$10.87	$10.64	$10.25	$10.40
Total ReturnC,D,E	(7.07)%	.91%	4.11%	6.20%	.88%	4.25%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.67%H	.64%	.66%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.67%H	.64%	.66%	.67%	.68%	.69%
Expenses net of all reductions	.67%H	.64%	.66%	.67%	.68%	.69%
Net investment income (loss)	1.53%H	1.46%	1.79%	2.09%	2.25%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$108	$166	$121	$110	$87	$91
Portfolio turnover rateI	25%H	11%	18%	14%	19%J	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$10.87	$10.63	$10.24	$10.39	$10.21
Income from Investment Operations
Net investment income (loss)A,B	.081	.162	.195	.223	.233	.239
Net realized and unrealized gain (loss)	(.829)	(.070)	.251	.411	(.141)	.183
Total from investment operations	(.748)	.092	.446	.634	.092	.422
Distributions from net investment income	(.081)	(.162)	(.195)	(.223)	(.233)	(.239)
Distributions from net realized gain	(.001)	(.020)	(.011)	(.021)	(.009)	(.003)
Total distributions	(.082)	(.182)	(.206)	(.244)	(.242)	(.242)
Net asset value, end of period	$9.95	$10.78	$10.87	$10.63	$10.24	$10.39
Total ReturnC,D,E	(6.96)%	.85%	4.24%	6.24%	.92%	4.17%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.61%H	.60%	.63%	.64%	.65%	.66%
Expenses net of fee waivers, if any	.61%H	.60%	.63%	.64%	.65%	.66%
Expenses net of all reductions	.61%H	.60%	.63%	.64%	.64%	.66%
Net investment income (loss)	1.59%H	1.49%	1.82%	2.12%	2.28%	2.31%
Supplemental Data
Net assets, end of period (in millions)	$13	$11	$15	$20	$15	$18
Portfolio turnover rateI	25%H	11%	18%	14%	19%J	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$10.88	$10.65	$10.25	$10.40	$10.22
Income from Investment Operations
Net investment income (loss)A,B	.042	.079	.112	.142	.153	.160
Net realized and unrealized gain (loss)	(.829)	(.070)	.241	.420	(.141)	.183
Total from investment operations	(.787)	.009	.353	.562	.012	.343
Distributions from net investment income	(.042)	(.079)	(.112)	(.141)	(.153)	(.160)
Distributions from net realized gain	(.001)	(.020)	(.011)	(.021)	(.009)	(.003)
Total distributions	(.043)	(.099)	(.123)	(.162)	(.162)	(.163)
Net asset value, end of period	$9.96	$10.79	$10.88	$10.65	$10.25	$10.40
Total ReturnC,D,E	(7.30)%	.09%	3.34%	5.52%	.13%	3.37%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.38%H	1.37%	1.40%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.38%H	1.37%	1.40%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.38%H	1.37%	1.40%	1.42%	1.43%	1.43%
Net investment income (loss)	.82%H	.72%	1.05%	1.34%	1.50%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$11	$16	$27	$34	$45	$54
Portfolio turnover rateI	25%H	11%	18%	14%	19%J	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$10.87	$10.63	$10.24	$10.39	$10.21
Income from Investment Operations
Net investment income (loss)A,B	.094	.192	.225	.254	.261	.270
Net realized and unrealized gain (loss)	(.829)	(.069)	.251	.411	(.141)	.183
Total from investment operations	(.735)	.123	.476	.665	.120	.453
Distributions from net investment income	(.094)	(.193)	(.225)	(.254)	(.261)	(.270)
Distributions from net realized gain	(.001)	(.020)	(.011)	(.021)	(.009)	(.003)
Total distributions	(.095)	(.213)	(.236)	(.275)	(.270)	(.273)
Net asset value, end of period	$9.95	$10.78	$10.87	$10.63	$10.24	$10.39
Total ReturnC,D	(6.84)%	1.14%	4.54%	6.55%	1.19%	4.48%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.35%G	.32%	.34%	.35%	.37%	.36%
Expenses net of fee waivers, if any	.35%G	.32%	.34%	.35%	.37%	.36%
Expenses net of all reductions	.35%G	.32%	.34%	.35%	.37%	.36%
Net investment income (loss)	1.85%G	1.77%	2.11%	2.41%	2.56%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$4,803	$5,501	$4,666	$4,621	$4,867	$5,372
Portfolio turnover rateH	25%G	11%	18%	14%	19%I	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.88	$10.65	$10.26	$10.41	$10.22
Income from Investment Operations
Net investment income (loss)A,B	.091	.185	.217	.246	.253	.263
Net realized and unrealized gain (loss)	(.839)	(.060)	.242	.411	(.140)	.193
Total from investment operations	(.748)	.125	.459	.657	.113	.456
Distributions from net investment income	(.091)	(.185)	(.218)	(.246)	(.254)	(.263)
Distributions from net realized gain	(.001)	(.020)	(.011)	(.021)	(.009)	(.003)
Total distributions	(.092)	(.205)	(.229)	(.267)	(.263)	(.266)
Net asset value, end of period	$9.96	$10.80	$10.88	$10.65	$10.26	$10.41
Total ReturnC,D	(6.95)%	1.16%	4.36%	6.45%	1.13%	4.50%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.41%G	.39%	.41%	.43%	.44%	.44%
Expenses net of fee waivers, if any	.41%G	.39%	.41%	.43%	.44%	.44%
Expenses net of all reductions	.41%G	.39%	.41%	.43%	.44%	.44%
Net investment income (loss)	1.79%G	1.70%	2.03%	2.33%	2.49%	2.54%
Supplemental Data
Net assets, end of period (in millions)	$1,154	$1,221	$1,363	$1,238	$1,013	$976
Portfolio turnover rateH	25%G	11%	18%	14%	19%I	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Intermediate Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.89	$10.65	$10.26	$10.17
Income from Investment Operations
Net investment income (loss)B,C	.097	.198	.230	.258	.070
Net realized and unrealized gain (loss)	(.839)	(.069)	.252	.412	.086
Total from investment operations	(.742)	.129	.482	.670	.156
Distributions from net investment income	(.097)	(.199)	(.231)	(.259)	(.065)
Distributions from net realized gain	(.001)	(.020)	(.011)	(.021)	(.001)
Total distributions	(.098)	(.219)	(.242)	(.280)	(.066)
Net asset value, end of period	$9.96	$10.80	$10.89	$10.65	$10.26
Total ReturnD,E	(6.89)%	1.19%	4.59%	6.59%	1.54%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.29%H	.27%	.29%	.30%	.31%H
Expenses net of fee waivers, if any	.29%H	.27%	.29%	.30%	.31%H
Expenses net of all reductions	.29%H	.27%	.29%	.30%	.31%H
Net investment income (loss)	1.91%H	1.83%	2.16%	2.46%	2.62%H
Supplemental Data
Net assets, end of period (in millions)	$3,839	$3,680	$2,923	$1,756	$321
Portfolio turnover rateI	25%H	11%	18%	14%	19%J

 A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Intermediate Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Municipal Income Fund	$13

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$35,685
Gross unrealized depreciation	(428,379)
Net unrealized appreciation (depreciation)	$(392,694)
Tax cost	$10,336,538

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Municipal Income Fund	1,474,744	1,187,105

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .21% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$180	$42
Class M	-%	.25%	13	–(a)
Class C	.75%	.25%	66	8
			$259	$50

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5
Class M	-(a)
Class C(b)	-(a)
$5

 (a) In the amount of less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$124.17
Class M	6.12
Class C	9.13
Intermediate Municipal Income	2,715.11
Class I	1,019.18
Class Z	927.05
	$4,800

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Intermediate Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Intermediate Municipal Income Fund	–	17,165	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Intermediate Municipal Income Fund	$9

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$1,089	$2,126
Class M	85	229
Class C	55	188
Intermediate Municipal Income	46,612	100,137
Class I	10,501	28,429
Class Z	35,523	66,265
Total	$93,865	$197,374

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Intermediate Municipal Income Fund
Class A
Shares sold	1,656	6,352	$16,830	$68,762
Reinvestment of distributions	99	185	1,008	2,004
Shares redeemed	(6,337)	(2,216)	(63,218)	(24,028)
Net increase (decrease)	(4,582)	4,321	$(45,380)	$46,738
Class M
Shares sold	299	100	$3,007	$1,093
Reinvestment of distributions	8	20	78	212
Shares redeemed	(71)	(430)	(715)	(4,632)
Net increase (decrease)	236	(310)	$2,370	$(3,327)
Class C
Shares sold	61	324	$624	$3,513
Reinvestment of distributions	5	16	52	177
Shares redeemed	(434)	(1,302)	(4,484)	(14,168)
Net increase (decrease)	(368)	(962)	$(3,808)	$(10,478)
Intermediate Municipal Income
Shares sold	331,170	149,588	$3,349,617	$1,622,390
Reinvestment of distributions	2,991	5,794	30,426	62,762
Shares redeemed	(361,563)	(74,403)	(3,668,636)	(806,233)
Net increase (decrease)	(27,402)	80,979	$(288,593)	$878,919
Class I
Shares sold	45,794	48,961	$462,849	$532,178
Reinvestment of distributions	929	2,389	9,468	25,924
Shares redeemed	(44,007)	(63,436)	(443,596)	(686,526)
Net increase (decrease)	2,716	(12,086)	$28,721	$(128,424)
Class Z
Shares sold	140,759	123,063	$1,428,144	$1,338,240
Reinvestment of distributions	2,380	4,074	24,253	44,213
Shares redeemed	(98,596)	(54,905)	(995,880)	(597,431)
Net increase (decrease)	44,543	72,232	$456,517	$785,022

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Intermediate Municipal Income Fund
Class A	.67%
Actual		$1,000.00	$929.30	$3.21
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Class M	.61%
Actual		$1,000.00	$930.40	$2.92
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Class C	1.38%
Actual		$1,000.00	$927.00	$6.59
Hypothetical-C		$1,000.00	$1,017.95	$6.90
Intermediate Municipal Income	.35%
Actual		$1,000.00	$931.60	$1.68
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Class I	.41%
Actual		$1,000.00	$930.50	$1.96
Hypothetical-C		$1,000.00	$1,022.76	$2.06
Class Z	.29%
Actual		$1,000.00	$931.10	$1.39
Hypothetical-C		$1,000.00	$1,023.36	$1.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LIM-SANN-0822
1.706327.124

Fidelity Advisor® Multi-Asset Income Fund

Semi-Annual Report

June 30, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Holdings as of June 30, 2022

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	19.8
Babcock & Wilcox Enterprises Inc.	2.0
Spin Holdco, Inc.	1.7
Euronav NV	1.6
DHT Holdings, Inc.	1.4
Albertsons Companies LLC/Safeway Inc./New Albertson's, Inc./Albertson's LLC	1.4
Bass Pro Group LLC	1.2
Gannett Holdings LLC	1.2
TGP Holdings III LLC	1.1
Petroleos Mexicanos	1.0
32.4

Market Sectors as of June 30, 2022

% of fund's net assets
Consumer Discretionary	13.5
Energy	10.8
Financials	9.4
Communication Services	8.2
Industrials	7.8
Health Care	7.7
Information Technology	6.0
Real Estate	5.2
Consumer Staples	4.5
Utilities	4.1
Materials	2.1

Quality Diversification (% of fund's net assets)

As of June 30, 2022
U.S. Government and U.S. Government Agency Obligations	19.8%
BBB	5.0%
BB	9.9%
B	15.8%
CCC,CC,C	2.4%
Not Rated	8.0%
Equities	38.2%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2022
Preferred Securities	4.5%
Corporate Bonds	27.0%
U.S. Government and U.S. Government Agency Obligations	19.8%
Bank Loan Obligations	9.6%
Stocks	38.0%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

Foreign investments - 15.5%

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United States of America*	84.5%
Canada	4.7%
Marshall Islands	2.7%
Belgium	1.6%
Mexico	1.0%
Bermuda	0.9%
France	0.9%
Australia	0.5%
Bailiwick of Guernsey	0.6%
Other	2.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 27.0%
	Principal Amount	Value
Convertible Bonds - 6.5%
COMMUNICATION SERVICES - 0.8%
Interactive Media & Services - 0.1%
Snap, Inc.:
0% 5/1/27	$1,300,000	$900,250
0.125% 3/1/28 (a)	1,700,000	1,182,350
		2,082,600
Media - 0.7%
DISH Network Corp.:
2.375% 3/15/24	5,061,000	4,453,680
3.375% 8/15/26	7,500,000	5,066,250
Magnite, Inc. 0.25% 3/15/26	2,468,000	1,789,300
		11,309,230
TOTAL COMMUNICATION SERVICES		13,391,830
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.0%
Arrival SA 3.5% 12/1/26 (a)	1,633,000	631,971
Diversified Consumer Services - 0.2%
2U, Inc. 2.25% 5/1/25	1,775,000	1,504,313
Chegg, Inc.:
0% 9/1/26	1,955,000	1,443,768
0.125% 3/15/25	1,081,000	913,986
		3,862,067
Hotels, Restaurants & Leisure - 0.2%
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26	1,475,000	1,196,225
DraftKings, Inc. 0% 3/15/28	3,027,000	1,855,551
		3,051,776
Internet & Direct Marketing Retail - 0.3%
Fiverr International Ltd. 0% 11/1/25	875,000	658,875
The RealReal, Inc. 1% 3/1/28	4,134,000	1,800,770
Wayfair LLC 0.625% 10/1/25	3,882,000	2,564,061
		5,023,706
TOTAL CONSUMER DISCRETIONARY		12,569,520
CONSUMER STAPLES - 0.4%
Food Products - 0.1%
Beyond Meat, Inc. 0% 3/15/27	5,315,000	2,006,413
Tobacco - 0.3%
Turning Point Brands, Inc. 2.5% 7/15/24	4,731,000	4,249,173
TOTAL CONSUMER STAPLES		6,255,586
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Peabody Energy Corp. 3.25% 3/1/28 (a)	2,553,000	3,359,748
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.0%
DexCom, Inc. 0.75% 12/1/23	425,000	781,150
Health Care Providers & Services - 0.3%
Accolade, Inc. 0.5% 4/1/26	2,831,000	1,787,777
Guardant Health, Inc. 0% 11/15/27	2,215,000	1,367,763
Oak Street Health, Inc. 0% 3/15/26	2,600,000	1,835,600
		4,991,140
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27	1,200,000	1,514,400
Life Sciences Tools & Services - 0.1%
Nanostring Technologies, Inc. 2.625% 3/1/25	1,085,000	864,637
TOTAL HEALTH CARE		8,151,327
INDUSTRIALS - 0.8%
Electrical Equipment - 0.4%
Array Technologies, Inc. 1% 12/1/28 (a)	4,192,000	2,942,784
Bloom Energy Corp. 2.5% 8/15/25	918,000	1,135,474
Plug Power, Inc. 3.75% 6/1/25	393,000	1,308,808
Sunrun, Inc. 0% 2/1/26	2,073,000	1,492,560
		6,879,626
Machinery - 0.1%
Chart Industries, Inc. 1% 11/15/24 (a)	883,000	2,536,418
Professional Services - 0.3%
KBR, Inc. 2.5% 11/1/23	2,296,000	4,426,688
TOTAL INDUSTRIALS		13,842,732
INFORMATION TECHNOLOGY - 2.3%
Electronic Equipment & Components - 0.1%
Par Technology Corp. 2.875% 4/15/26	1,250,000	1,436,015
IT Services - 0.4%
BigCommerce Holdings, Inc. 0.25% 10/1/26 (a)	1,194,000	820,875
Digitalocean Holdings, Inc. 0% 12/1/26 (a)	1,150,000	858,935
Fastly, Inc. 0% 3/15/26	2,588,000	1,880,182
Okta, Inc. 0.125% 9/1/25	925,000	810,300
Wix.com Ltd. 0% 8/15/25	3,386,000	2,742,660
		7,112,952
Semiconductors & Semiconductor Equipment - 0.4%
Enphase Energy, Inc. 0.25% 3/1/25	475,000	1,168,738
onsemi 1.625% 10/15/23	1,815,000	4,424,970
SolarEdge Technologies, Inc. 0% 9/15/25	1,300,000	1,562,600
		7,156,308
Software - 1.4%
Avalara, Inc. 0.25% 8/1/26 (a)	1,700,000	1,318,350
BlackLine, Inc. 0% 3/15/26	1,475,000	1,168,200
Confluent, Inc. 0% 1/15/27 (a)	1,898,000	1,379,609
Coupa Software, Inc. 0.375% 6/15/26	7,131,000	5,348,250
Everbridge, Inc. 0% 3/15/26	1,532,000	1,234,026
LivePerson, Inc. 0% 12/15/26	7,305,000	5,250,089
Rapid7, Inc. 2.25% 5/1/25	1,442,000	1,836,387
RingCentral, Inc. 0% 3/15/26	1,650,000	1,239,150
Unity Software, Inc. 0% 11/15/26 (a)	1,240,000	911,400
Varonis Systems, Inc. 1.25% 8/15/25	694,000	816,144
Verint Systems, Inc. 0.25% 4/15/26	939,000	856,838
Veritone, Inc. 1.75% 11/15/26 (a)	2,112,000	1,342,943
Workiva, Inc. 1.125% 8/15/26	821,000	886,680
		23,588,066
TOTAL INFORMATION TECHNOLOGY		39,293,341
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Pebblebrook Hotel Trust 1.75% 12/15/26	1,700,000	1,513,850
Porch Group, Inc. 0.75% 9/15/26 (a)	17,626,000	9,198,569
Uniti Fiber Holdings, Inc. 4% 6/15/24 (a)	2,350,000	2,492,469
		13,204,888
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27	1,325,000	618,113
TOTAL REAL ESTATE		13,823,001

TOTAL CONVERTIBLE BONDS		110,687,085

Nonconvertible Bonds - 20.5%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.7%
Altice France SA 5.125% 7/15/29 (a)	10,650,000	8,040,750
Cogent Communications Group, Inc. 7% 6/15/27 (a)	1,250,000	1,197,500
Frontier Communications Holdings LLC 6% 1/15/30 (a)	1,500,000	1,154,175
Sprint Capital Corp. 6.875% 11/15/28	1,500,000	1,577,280
		11,969,705
Entertainment - 0.3%
Roblox Corp. 3.875% 5/1/30 (a)	6,567,000	5,322,685
Interactive Media & Services - 0.5%
TripAdvisor, Inc. 7% 7/15/25 (a)	1,250,000	1,210,024
Twitter, Inc. 5% 3/1/30 (a)	8,455,000	8,021,681
		9,231,705
Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 6/1/33 (a)	7,605,000	5,992,892
Gannett Holdings LLC 6% 11/1/26 (a)	23,800,000	19,932,500
Univision Communications, Inc. 4.5% 5/1/29 (a)	3,650,000	3,055,134
		28,980,526
TOTAL COMMUNICATION SERVICES		55,504,621
CONSUMER DISCRETIONARY - 3.4%
Automobiles - 1.6%
Aston Martin Capital Holdings Ltd. 10.5% 11/30/25 (a)	5,130,000	4,674,713
Ford Motor Co.:
4.75% 1/15/43	4,000,000	2,847,892
5.291% 12/8/46	7,795,000	5,978,024
7.4% 11/1/46	575,000	569,900
General Motors Financial Co., Inc. 5% 4/9/27	2,100,000	2,060,010
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (a)(b)(c)	9,295,000	8,309,730
Winnebago Industries, Inc. 6.25% 7/15/28 (a)	3,805,000	3,484,410
		27,924,679
Diversified Consumer Services - 0.4%
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (a)	2,000,000	1,716,638
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (a)	4,380,000	4,128,150
		5,844,788
Hotels, Restaurants & Leisure - 0.8%
Affinity Gaming LLC 6.875% 12/15/27 (a)	4,955,000	4,162,398
Aramark Services, Inc. 5% 2/1/28 (a)	1,875,000	1,699,144
Boyd Gaming Corp. 4.75% 6/15/31 (a)	5,000,000	4,225,100
NCL Corp. Ltd. 5.875% 2/15/27 (a)	2,250,000	1,923,750
Premier Entertainment Sub LLC 5.875% 9/1/31 (a)	2,700,000	1,873,836
		13,884,228
Specialty Retail - 0.6%
Arko Corp. 5.125% 11/15/29 (a)	3,840,000	2,908,904
Bath & Body Works, Inc.:
6.75% 7/1/36	4,390,000	3,511,561
6.875% 11/1/35	900,000	731,250
Ken Garff Automotive LLC 4.875% 9/15/28 (a)	4,620,000	3,766,665
		10,918,380
TOTAL CONSUMER DISCRETIONARY		58,572,075
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 1.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (a)	28,470,000	24,422,705
New Albertsons LP:
7.45% 8/1/29	807,000	794,895
8% 5/1/31	1,290,000	1,260,175
8.7% 5/1/30	2,165,000	2,306,266
		28,784,041
Food Products - 0.1%
Darling Ingredients, Inc. 6% 6/15/30 (a)	1,150,000	1,146,148
Personal Products - 0.2%
BellRing Brands, Inc. 7% 3/15/30 (a)	4,650,000	4,382,625
Tobacco - 0.7%
Turning Point Brands, Inc. 5.625% 2/15/26 (a)	13,064,000	11,604,621
TOTAL CONSUMER STAPLES		45,917,435
ENERGY - 2.6%
Energy Equipment & Services - 0.1%
Precision Drilling Corp. 6.875% 1/15/29 (a)	1,250,000	1,118,750
Oil, Gas & Consumable Fuels - 2.5%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (a)	14,010,000	13,334,578
Occidental Petroleum Corp. 7.2% 4/1/28	550,000	557,150
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28	7,850,000	6,653,268
Petroleos Mexicanos:
6.49% 1/23/27	4,900,000	4,196,360
6.5% 1/23/29	5,325,000	4,330,556
6.75% 9/21/47	6,840,000	4,189,500
7.69% 1/23/50	6,255,000	4,175,213
SFL Corp. Ltd. 7.25% 5/12/26 (a)	5,600,000	5,192,543
		42,629,168
TOTAL ENERGY		43,747,918
FINANCIALS - 0.8%
Capital Markets - 0.4%
Ares Capital Corp. 2.15% 7/15/26	4,650,000	3,897,219
Coinbase Global, Inc. 3.625% 10/1/31 (a)	5,000,000	2,808,029
		6,705,248
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 5.125% 6/16/25	345,000	329,447
PRA Group, Inc. 7.375% 9/1/25 (a)	3,525,000	3,428,063
		3,757,510
Insurance - 0.2%
Alliant Holdings Intermediate LLC 5.875% 11/1/29 (a)	1,935,000	1,605,682
MetLife, Inc. 6.4% 12/15/66 (b)	1,000,000	1,005,260
		2,610,942
TOTAL FINANCIALS		13,073,700
HEALTH CARE - 1.4%
Biotechnology - 0.2%
AbbVie, Inc. 4.25% 11/14/28	3,850,000	3,813,015
Health Care Equipment & Supplies - 0.1%
Embecta Corp. 6.75% 2/15/30 (a)	1,325,000	1,192,937
Health Care Providers & Services - 1.0%
Community Health Systems, Inc.:
5.25% 5/15/30 (a)	3,500,000	2,659,650
6.125% 4/1/30 (a)	2,990,000	1,823,900
CVS Health Corp. 4.3% 3/25/28	4,250,000	4,205,033
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (a)	1,750,000	1,254,733
HCA Holdings, Inc. 5.875% 2/15/26	4,300,000	4,322,059
Tenet Healthcare Corp.:
4.375% 1/15/30 (a)	2,950,000	2,495,789
6.125% 6/15/30 (a)	900,000	830,322
		17,591,486
Health Care Technology - 0.1%
Minerva Merger Sub, Inc. 6.5% 2/15/30 (a)	2,550,000	2,120,555
TOTAL HEALTH CARE		24,717,993
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.3%
The Boeing Co. 2.196% 2/4/26	5,850,000	5,272,989
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,630,000	1,217,170
PowerTeam Services LLC 9.033% 12/4/25 (a)	1,165,000	938,757
		2,155,927
Construction & Engineering - 0.9%
Pike Corp. 5.5% 9/1/28 (a)	8,695,000	7,058,688
Railworks Holdings LP 8.25% 11/15/28 (a)	8,255,000	7,450,138
		14,508,826
Marine - 0.9%
Euronav Luxembourg SA 6.25% 9/14/26	6,600,000	6,336,000
Seaspan Corp.:
5.5% 8/1/29 (a)	8,485,000	6,772,077
6.5% 2/5/24 (a)	400,000	386,000
6.5% 4/29/26 (a)	2,200,000	2,098,800
		15,592,877
TOTAL INDUSTRIALS		37,530,619
INFORMATION TECHNOLOGY - 0.8%
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (a)	1,500,000	1,244,730
Software - 0.7%
NCR Corp. 5.125% 4/15/29 (a)	2,210,000	1,869,085
Oracle Corp. 2.5% 4/1/25	11,000,000	10,451,286
		12,320,371
TOTAL INFORMATION TECHNOLOGY		13,565,101
MATERIALS - 1.4%
Chemicals - 0.3%
LSB Industries, Inc. 6.25% 10/15/28 (a)	6,333,000	5,588,873
Metals & Mining - 1.1%
Carpenter Technology Corp. 7.625% 3/15/30	1,700,000	1,561,103
Eldorado Gold Corp. 6.25% 9/1/29 (a)	2,025,000	1,632,023
ERO Copper Corp. 6.5% 2/15/30 (a)	7,750,000	6,219,375
Infrabuild Australia Pty Ltd. 12% 10/1/24 (a)	4,517,000	4,291,150
Mineral Resources Ltd. 8% 11/1/27 (a)	5,500,000	5,362,500
		19,066,151
TOTAL MATERIALS		24,655,024
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
MPT Operating Partnership LP/MPT Finance Corp. 4.625% 8/1/29	1,750,000	1,535,625
Park Intermediate Holdings LLC 5.875% 10/1/28 (a)	5,060,000	4,618,211
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (a)	3,240,000	2,373,300
Uniti Group, Inc. 6% 1/15/30 (a)	4,100,000	2,836,380
VICI Properties LP 5.125% 5/15/32	8,875,000	8,363,268
		19,726,784
UTILITIES - 0.8%
Electric Utilities - 0.6%
Southern Co. 4% 1/15/51 (b)	800,000	717,184
Vistra Operations Co. LLC 5.625% 2/15/27 (a)	10,625,000	9,990,263
		10,707,447
Independent Power and Renewable Electricity Producers - 0.2%
Sunnova Energy Corp. 5.875% 9/1/26 (a)	3,550,000	3,088,526
Multi-Utilities - 0.0%
Sempra Energy 4.125% 4/1/52 (b)	900,000	721,594
TOTAL UTILITIES		14,517,567

TOTAL NONCONVERTIBLE BONDS		351,528,837

TOTAL CORPORATE BONDS
(Cost $527,143,987)		462,215,922

U.S. Treasury Obligations - 19.8%
U.S. Treasury Bonds 2.375% 2/15/42	399,333,000	338,621,895
U.S. Treasury Notes 2.5% 3/31/27	50,000	48,783
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $343,255,386)		338,670,678

Commercial Mortgage Securities - 0.0%
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (Cost $177,081)(b)	$200,000	$133,460
	Shares	Value

Common Stocks - 30.5%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	296,771	6,220,320
BCE, Inc. (d)	140,700	6,919,626
Verizon Communications, Inc.	199,615	10,130,461
		23,270,407
Entertainment - 0.4%
Activision Blizzard, Inc.	746	58,084
The Walt Disney Co. (e)	73,687	6,956,053
		7,014,137
Interactive Media & Services - 0.8%
Alphabet, Inc. Class A (e)	3,235	7,049,906
Meta Platforms, Inc. Class A (e)	43,900	7,078,875
		14,128,781
Media - 0.9%
Charter Communications, Inc. Class A (e)	9,600	4,497,888
Comcast Corp. Class A	154,782	6,073,646
Gannett Co., Inc. (d)(e)	1,540,304	4,466,882
Interpublic Group of Companies, Inc.	803	22,107
Shaw Communications, Inc. Class B	1,488	43,847
		15,104,370
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. Class B (non-vtg.)	509	24,390
T-Mobile U.S., Inc. (e)	825	110,996
		135,386

TOTAL COMMUNICATION SERVICES		59,653,081

CONSUMER DISCRETIONARY - 2.9%
Hotels, Restaurants & Leisure - 2.4%
A&W Revenue Royalties Income Fund	381,100	10,913,103
Boston Pizza Royalties Income Fund (d)	457,800	5,295,713
Marriott International, Inc. Class A	19,500	2,652,195
McDonald's Corp.	367	90,605
MTY Food Group, Inc.	35,700	1,421,399
Pizza Pizza Royalty Corp.	1,092,500	10,312,209
Super Group SGHC Ltd. (e)	2,338,066	9,586,071
The Keg Royalties Income Fund (d)	103,500	1,238,269
		41,509,564
Household Durables - 0.1%
Sony Group Corp. sponsored ADR	22,200	1,815,294
Internet & Direct Marketing Retail - 0.0%
eBay, Inc.	350	14,585
Multiline Retail - 0.4%
Dollar Tree, Inc. (e)	134	20,884
Kohl's Corp.	550	19,630
Target Corp.	41,065	5,799,610
		5,840,124
Specialty Retail - 0.0%
Best Buy Co., Inc.	174	11,343
Burlington Stores, Inc. (e)	89	12,124
TJX Companies, Inc.	598	33,398
		56,865

TOTAL CONSUMER DISCRETIONARY		49,236,432

CONSUMER STAPLES - 1.2%
Beverages - 0.5%
Diageo PLC	783	33,820
Keurig Dr. Pepper, Inc.	2,192	77,575
The Coca-Cola Co.	123,825	7,789,831
		7,901,226
Food & Staples Retailing - 0.0%
Albertsons Companies, Inc.	813	21,723
BJ's Wholesale Club Holdings, Inc. (e)	583	36,333
Costco Wholesale Corp.	73	34,987
Walmart, Inc.	1,074	130,577
		223,620
Food Products - 0.4%
Bunge Ltd.	217	19,680
Campbell Soup Co.	153,700	7,385,285
Mondelez International, Inc.	927	57,557
Nestle SA (Reg. S)	156	18,232
		7,480,754
Household Products - 0.0%
Procter & Gamble Co.	788	113,307
Personal Products - 0.0%
Unilever PLC	326	14,859
Tobacco - 0.3%
Philip Morris International, Inc.	57,576	5,685,054

TOTAL CONSUMER STAPLES		21,418,820

ENERGY - 7.3%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	89,100	3,186,216
Oil, Gas & Consumable Fuels - 7.1%
Antero Resources Corp. (e)	45,100	1,382,315
Arch Resources, Inc.	48,000	6,868,320
Calumet Specialty Products Partners LP (e)	389,335	4,045,191
Canadian Natural Resources Ltd.	993	53,361
Chevron Corp.	1,000	144,780
ConocoPhillips Co.	810	72,746
DHT Holdings, Inc.	4,082,732	25,027,147
Enbridge, Inc.	40,000	1,689,248
Energy Transfer LP	287,600	2,870,248
Enterprise Products Partners LP	120,930	2,947,064
Enviva, Inc.	70,034	4,007,345
Euronav NV (d)	2,267,206	27,047,768
Exxon Mobil Corp.	40,037	3,428,769
Freehold Royalties Ltd. (d)	289,500	2,865,312
Hess Corp.	359	38,032
Imperial Oil Ltd.	1,389	65,479
Magellan Midstream Partners LP	60,800	2,903,808
MPLX LP	100,900	2,941,235
Occidental Petroleum Corp.	60,300	3,550,464
Phillips 66 Co.	599	49,112
Pioneer Natural Resources Co.	17,700	3,948,516
Scorpio Tankers, Inc.	335,592	11,581,280
SFL Corp. Ltd.	931,050	8,835,665
Suncor Energy, Inc.	1,840	64,554
Targa Resources Corp.	48,300	2,882,061
The Williams Companies, Inc.	92,600	2,890,046
Thungela Resources Ltd.	72	1,020
Valero Energy Corp.	635	67,488
		122,268,374

TOTAL ENERGY		125,454,590

FINANCIALS - 0.9%
Banks - 0.3%
Bank of America Corp.	31,373	976,641
Huntington Bancshares, Inc.	3,406	40,974
JPMorgan Chase & Co.	9,307	1,048,061
M&T Bank Corp.	459	73,160
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	313,000	1,671,420
PNC Financial Services Group, Inc.	454	71,628
Sumitomo Mitsui Financial Group, Inc. ADR (d)	285,000	1,681,500
Wells Fargo & Co.	7,246	283,826
		5,847,210
Capital Markets - 0.3%
AllianceBernstein Holding LP	53,957	2,243,532
BlackRock, Inc. Class A	79	48,114
Sixth Street Specialty Lending, Inc.	127,549	2,359,657
		4,651,303
Consumer Finance - 0.0%
Capital One Financial Corp.	696	72,516
Insurance - 0.3%
American Financial Group, Inc.	330	45,807
Chubb Ltd.	383	75,290
Hartford Financial Services Group, Inc.	603	39,454
Power Corp. of Canada (sub. vtg.) (d)	165,000	4,245,494
The Travelers Companies, Inc.	352	59,534
		4,465,579

TOTAL FINANCIALS		15,036,608

HEALTH CARE - 5.0%
Biotechnology - 1.3%
AbbVie, Inc.	50,774	7,776,546
Amgen, Inc.	29,281	7,124,067
Vertex Pharmaceuticals, Inc. (e)	28,900	8,143,731
		23,044,344
Health Care Providers & Services - 0.5%
Cigna Corp.	302	79,583
UnitedHealth Group, Inc.	17,414	8,944,353
		9,023,936
Life Sciences Tools & Services - 0.0%
Danaher Corp.	573	145,267
Pharmaceuticals - 3.2%
AstraZeneca PLC (United Kingdom)	58,620	7,733,256
Bristol-Myers Squibb Co.	105,512	8,124,424
Eli Lilly & Co.	24,022	7,788,653
Johnson & Johnson	44,533	7,905,053
Merck & Co., Inc.	82,503	7,521,799
Roche Holding AG (participation certificate)	22,808	7,624,711
Royalty Pharma PLC	714	30,017
Sanofi SA	842	84,912
Sanofi SA sponsored ADR	146,600	7,334,398
		54,147,223

TOTAL HEALTH CARE		86,360,770

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.8%
Huntington Ingalls Industries, Inc.	134	29,188
Lockheed Martin Corp.	14,483	6,227,111
Northrop Grumman Corp.	13,228	6,330,524
The Boeing Co. (e)	410	56,055
		12,642,878
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	169	30,849
Airlines - 0.1%
Delta Air Lines, Inc. (e)	78,000	2,259,660
Building Products - 0.0%
Johnson Controls International PLC	608	29,111
Electrical Equipment - 1.0%
AMETEK, Inc.	390	42,857
Babcock & Wilcox Enterprises, Inc. (d)(e)	2,378,395	14,341,722
Generac Holdings, Inc. (e)	12,300	2,590,134
		16,974,713
Industrial Conglomerates - 0.0%
General Electric Co.	841	53,546
Hitachi Ltd.	353	16,792
Siemens AG	157	16,139
		86,477
Machinery - 0.0%
Crane Holdings Co.	244	21,365
Fortive Corp.	468	25,450
ITT, Inc.	478	32,141
		78,956
Professional Services - 0.0%
Clarivate Analytics PLC (e)	846	11,726
Road & Rail - 0.4%
Canadian Pacific Railway Ltd. (d)	54,192	3,784,769
Union Pacific Corp.	16,700	3,561,776
		7,346,545
Trading Companies & Distributors - 0.0%
Watsco, Inc.	85	20,300
Transportation Infrastructure - 0.0%
Aena SME SA (a)(e)	108	13,781

TOTAL INDUSTRIALS		39,494,996

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.	20,739	884,311
IT Services - 0.5%
Accenture PLC Class A	122	33,873
Amdocs Ltd.	458	38,156
Genpact Ltd.	568	24,060
GTT Communications, Inc. rights (e)(f)	8,340	8,340
IBM Corp.	61,000	8,612,590
Visa, Inc. Class A	82	16,145
		8,733,164
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	27,500	4,070,825
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	815	66,626
		4,137,451
Software - 0.6%
Microsoft Corp.	41,839	10,745,510
NortonLifeLock, Inc.	844	18,534
Open Text Corp.	1,162	43,954
Roper Technologies, Inc.	174	68,669
		10,876,667
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	77,253	10,562,030
Samsung Electronics Co. Ltd.	1,393	61,601
Seagate Technology Holdings PLC	120	8,573
		10,632,204

TOTAL INFORMATION TECHNOLOGY		35,263,797

MATERIALS - 0.7%
Chemicals - 0.3%
Corteva, Inc.	104,200	5,641,388
Linde PLC	414	119,037
Nutrien Ltd.	300	23,891
		5,784,316
Containers & Packaging - 0.0%
Ball Corp.	614	42,225
Crown Holdings, Inc.	742	68,390
		110,615
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd. (United States)	56,600	2,590,016
Anglo American PLC (United Kingdom)	626	22,379
Freeport-McMoRan, Inc.	1,276	37,336
Lundin Mining Corp.	1,048	6,644
Wheaton Precious Metals Corp.	110,026	3,964,423
		6,620,798

TOTAL MATERIALS		12,515,729

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	31,100	4,510,433
American Tower Corp.	226	57,763
Apple Hospitality (REIT), Inc.	74,600	1,094,382
Boston Properties, Inc.	12,100	1,076,658
Braemar Hotels & Resorts, Inc. (d)	246,400	1,057,056
Essential Properties Realty Trust, Inc.	55,000	1,181,950
Gaming & Leisure Properties	131,950	6,051,227
Host Hotels & Resorts, Inc.	157,400	2,468,032
Lamar Advertising Co. Class A	66,189	5,822,646
National Retail Properties, Inc.	29,300	1,259,900
Park Hotels & Resorts, Inc.	145,900	1,979,863
Postal Realty Trust, Inc.	412,850	6,151,465
Prologis (REIT), Inc.	11,000	1,294,150
Public Storage	143	44,712
RLJ Lodging Trust	150,000	1,654,500
Ryman Hospitality Properties, Inc. (e)	35,200	2,676,256
Spirit Realty Capital, Inc.	30,617	1,156,710
Summit Hotel Properties, Inc. (e)	137,700	1,001,079
VICI Properties, Inc.	201,800	6,011,622
Vornado Realty Trust	38,400	1,097,856
		47,648,260
UTILITIES - 1.8%
Electric Utilities - 0.8%
Constellation Energy Corp.	53,716	3,075,778
Exelon Corp.	53,776	2,437,128
FirstEnergy Corp.	626	24,032
NextEra Energy, Inc.	101,003	7,823,692
NRG Energy, Inc.	307	11,718
PG&E Corp. (e)	1,355	13,523
Southern Co.	570	40,647
		13,426,518
Gas Utilities - 0.2%
Suburban Propane Partners LP	249,829	3,812,391
Independent Power and Renewable Electricity Producers - 0.8%
Clearway Energy, Inc. Class C	131,500	4,581,460
NextEra Energy Partners LP	84,200	6,244,272
Vistra Corp.	118,384	2,705,074
		13,530,806
Multi-Utilities - 0.0%
Ameren Corp.	419	37,861
CenterPoint Energy, Inc.	1,324	39,164
Dominion Energy, Inc.	795	63,449
WEC Energy Group, Inc.	407	40,960
		181,434

TOTAL UTILITIES		30,951,149

TOTAL COMMON STOCKS
(Cost $529,287,281)		523,034,232

Preferred Stocks - 7.5%
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. 5.25% (a)(e)	6,600	7,567,560
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp. Series A, 5.50%	33,700	3,421,898
Life Sciences Tools & Services - 0.2%
Danaher Corp. Series B, 5.00%	2,100	2,804,550
TOTAL HEALTH CARE		6,226,448
INDUSTRIALS - 0.2%
Construction & Engineering - 0.1%
Fluor Corp. 6.50%	2,250	2,653,425
Machinery - 0.1%
RBC Bearings, Inc.	12,700	1,208,913
TOTAL INDUSTRIALS		3,862,338
UTILITIES - 0.5%
Electric Utilities - 0.1%
PG&E Corp.	21,200	2,033,292
Gas Utilities - 0.2%
UGI Corp. 7.125%	35,300	3,218,301
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp. 6.875%	36,400	3,135,496
TOTAL UTILITIES		8,387,089

TOTAL CONVERTIBLE PREFERRED STOCKS		26,043,435

Nonconvertible Preferred Stocks - 6.0%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
BCE, Inc.:
2.954% (b)	119,000	1,395,976
Series AM, Canadian Government Bond 5 Year Note Index + 2.090% 2.939% (b)(c)	68,900	838,233
Series AQ, Canadian Government Bond 5 Year Note Index + 2.640% 4.812% (b)(c)	8,800	150,267
Series R	91,900	1,116,622
		3,501,098
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Fossil Group, Inc. 7.00%	40,801	777,259
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Enbridge, Inc.:
Canadian Government Bond 5 Year Note Index + 2.400% 3.415% (b)(c)	17,600	258,558
Canadian Government Bond 5 Year Note Index + 2.570% 4.449% (b)(c)	25,500	353,220
Canadian Government Bond 5 Year Note Index + 2.650% 5.086% (b)(c)	36,300	544,274
Series F, Canadian Government Bond 5 Year Note Index + 2.510% 4.689% (b)(c)	52,600	769,058
Series L, 5 year U.S. Treasury Index + 3.150% 4.959% (b)(c)	65,300	1,586,790
Energy Transfer LP Series C, 7.375% (b)	26,400	583,440
Global Partners LP Series B, 9.50%	61,000	1,545,130
Pembina Pipeline Corp.:
Series 15, 4.40% (b)	14,900	264,848
Series 17, Canadian Government Bond 5 Year Note Index + 3.010% 4.821% (b)(c)	11,900	196,638
Series 3, Canadian Government Bond 5 Year Note Index + 2.600% 4.478% (b)(c)	15,600	242,387
Series 5, Canadian Government Bond 5 Year Note Index + 3.000% 4.573% (b)(c)	13,400	214,762
Series 7, Canadian Government Bond 5 Year Note Index + 2.940% 4.38% (b)(c)	5,400	84,910
Scorpio Tankers, Inc.	15,332	384,067
TC Energy Corp. Canadian Government Bond 5 Year Note Index + 2.380% 3.903% (b)(c)	45,300	654,936
		7,683,018
FINANCIALS - 3.2%
Banks - 1.4%
Bank of America Corp.:
4.25%	30,000	556,800
4.375%	50,000	953,500
5.00%	34,300	729,904
Series GG, 6.00%	21,900	554,068
Series KK, 5.375%	42,100	964,511
Cullen/Frost Bankers, Inc. Series B 4.45%	7,000	136,066
First Citizens Bancshares, Inc.	47,400	1,041,852
First Citizens Bancshares, Inc. Series C	42,400	958,240
First Republic Bank:
4.125%	20,243	354,253
4.50%	25,000	462,500
5.125%	19,800	420,156
Series J, 4.70%	30,000	590,100
Series L, 4.375%	18,463	328,641
Series M, 4.00%	28,609	489,786
JPMorgan Chase & Co.:
4.55%	90,000	1,764,000
4.625%	78,800	1,566,544
Series DD, 5.75%	40,000	1,000,000
Series EE, 6.00%	38,900	993,895
Series MM, 4.20%	70,850	1,319,227
PacWest Bancorp 7.75% (b)(e)	35,300	900,856
PNC Financial Services Group, Inc. Series P, 6.125% (b)(c)	35,000	886,550
Silvergate Capital Corp. 5.375%	54,660	906,809
Truist Financial Corp. Series O, 5.25%	31,000	707,721
U.S. Bancorp 4.50%	73,000	1,477,520
Wells Fargo & Co.:
4.25%	68,100	1,197,879
5.85% (b)	34,088	809,931
Series CC, 4.375%	8,000	144,080
Series Z, 4.75%	68,200	1,330,582
		23,545,971
Capital Markets - 1.1%
B. Riley Financial, Inc.:
5.00%	102,000	2,314,380
5.25%	96,200	2,116,400
5.50%	66,000	1,604,460
6.00%	3,700	85,103
6.375%	68,100	1,680,817
6.50%	17,800	436,100
Brookfield Asset Management, Inc.:
Canadian Government Bond 5 Year Note Index + 1.800% 2.727% (b)(c)	10,700	142,063
Canadian Government Bond 5 Year Note Index + 2.310% 3.471% (b)(c)	16,300	221,352
Canadian Government Bond 5 Year Note Index + 2.630% 4.437% (b)(c)	2,300	35,540
Canadian Government Bond 5 Year Note Index + 2.960% 4.685% (b)(c)	900	16,445
Series 13 CANADA PRIME RATE + 0.000% 2.513% (b)(c)	55,800	570,918
Canaccord Genuity Group, Inc.:
Canadian Government Bond 5 Year Note Index + 3.210% 3.885% (b)(c)	160,330	2,042,738
Canadian Government Bond 5 Year Note Index + 4.030% 4.993% (b)(c)	97,100	1,768,952
Charles Schwab Corp. 5.95%	55,000	1,375,550
Morgan Stanley:
6.875% (b)	30,000	777,600
Series K, 5.85% (b)	36,700	908,692
Series L, 4.875%	15,000	313,800
Series O, 4.50%	53,700	975,729
Northern Trust Corp. Series E, 4.70%	8,900	192,596
Oaktree Capital Group LLC Series A, 6.625%	2,316	56,891
State Street Corp. Series D, 5.90% (b)	37,100	925,645
Stifel Financial Corp. Series D, 4.50%	45,000	827,100
		19,388,871
Consumer Finance - 0.0%
Capital One Financial Corp. Series J, 5.00%	19,300	373,455
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.30%	10,700	192,600
Insurance - 0.5%
Allstate Corp. 5.10%	45,000	1,006,650
Athene Holding Ltd.:
Series A, 6.35% (b)	30,113	743,791
Series B, 5.625%	32,923	717,721
Series C, 6.375% (b)	37,000	942,760
Series D, 4.875%	78,000	1,432,330
Hartford Financial Services Group, Inc. Series G, 6.00%	36,500	927,465
MetLife, Inc. Series F 4.75%	61,100	1,379,333
Power Financial Corp. BK CDA TREASURY BIL 3 MTH INDX + 1.600% 1.77% (b)(c)	45,600	531,740
W.R. Berkley Corp. 5.70%	18,002	422,327
		8,104,117
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc. 6.50%	40,000	870,004
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.:
Canadian Government Bond 5 Year Note Index + 3.000% 4.161% (b)(c)	43,400	544,523
Canadian Government Bond 5 Year Note Index + 3.160% 5.383% (b)(c)	42,100	608,344
Series CC, Canadian Government Bond 5 Year Note Index + 5.180% 6.00% (b)(c)	18,100	351,538
Series EE, 5.10% (b)	20,000	330,329
Series R, Canadian Government Bond 5 Year Note Index + 3.480% 4.155% (b)(c)	26,900	353,386
		2,188,120
TOTAL FINANCIALS		54,663,138
INDUSTRIALS - 1.3%
Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc. 6.70%	15,674	334,483
Electrical Equipment - 1.2%
Babcock & Wilcox Enterprises, Inc.:
6.50%	107,500	2,337,050
8.125%	625,450	14,885,710
Series A, 7.75%	188,413	3,739,998
		20,962,758
Marine - 0.1%
Global Ship Lease, Inc. 8.00%	24,454	627,734
TOTAL INDUSTRIALS		21,924,975
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Greenidge Generation Holdings, Inc. 8.50%	89,561	1,311,173
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Braemar Hotels & Resorts, Inc. Series D, 8.25%	2,454	62,086
Pebblebrook Hotel Trust:
6.375%	41,500	850,750
Series H, 5.70%	77,270	1,451,903
Public Storage:
Series H, 5.60%	2,100	53,151
Series L, 4.625%	3,000	65,970
Summit Hotel Properties, Inc.:
Series E, 6.25%	39,005	784,781
Series F, 5.875%	47,654	910,668
Sunstone Hotel Investors, Inc. Series I, 5.70%	40,000	824,000
Vornado Realty Trust Series O, 4.45%	28,300	480,817
		5,484,126
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	78,100	1,353,473
TOTAL REAL ESTATE		6,837,599
UTILITIES - 0.3%
Electric Utilities - 0.1%
Alabama Power Co. Series A, 5.00%	411	10,106
Fortis, Inc. Series G, Canadian Government Bond 5 Year Note Index + 2.130% 3.883% (b)(c)	26,400	414,295
Southern Co.:
4.20%	40,000	760,000
Series A, 4.95%	45,000	983,385
		2,167,786
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	13,000	270,465
TransAlta Corp.:
Canadian Government Bond 5 Year Note Index + 2.030% 2.709% (b)(c)	33,300	381,584
Canadian Government Bond 5 Year Note Index + 3.800% 4.988% (b)(c)	13,700	236,812
Series E, Canadian Government Bond 5 Year Note Index + 3.650% 5.19% (b)(c)	50,400	953,418
		1,842,279
Multi-Utilities - 0.1%
Brookfield Infrastructure Partners LP:
5.125%	15,000	280,425
Class A 5.00%	25,400	458,724
		739,149
TOTAL UTILITIES		4,749,214

TOTAL NONCONVERTIBLE PREFERRED STOCKS		101,447,474

TOTAL PREFERRED STOCKS
(Cost $139,716,781)		127,490,909
	Principal Amount	Value

Bank Loan Obligations - 9.6%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
CSC Holdings LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.574% 1/15/26 (b)(c)(g)	2,319,008	2,152,341
Univision Communications, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 6.2543% 6/10/29 (b)(c)(g)	110,000	104,591
		2,256,932
CONSUMER DISCRETIONARY - 6.5%
Diversified Consumer Services - 1.7%
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (b)(c)(g)	31,802,994	29,211,050
Hotels, Restaurants & Leisure - 1.7%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.6661% 9/9/26 (b)(c)(g)	808,888	783,610
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 7/20/25 (b)(c)(g)	12,661,465	12,177,164
Carnival Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (b)(c)(g)	1,661,650	1,487,177
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.5341% 1/27/29 (b)(c)(g)	6,720,359	6,180,244
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.8161% 10/20/28 (b)(c)(g)	6,816,103	6,287,855
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 7/21/28 (b)(c)(g)	1,783,531	1,667,602
		28,583,652
Household Durables - 1.1%
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 6/29/28 (b)(c)(g)	19,589,418	16,523,674
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.6665% 6/29/28 (c)(g)(h)	2,582,993	2,178,754
		18,702,428
Internet & Direct Marketing Retail - 1.6%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 3/5/28 (b)(c)(g)	23,356,818	21,231,347
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 12/17/26 (b)(c)(g)	2,932,431	2,695,402
Uber Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.0749% 4/4/25 (b)(c)(g)	4,737,694	4,529,567
		28,456,316
Leisure Products - 0.2%
Peloton Interactive, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 6.500% 8.3462% 5/25/27 (b)(c)(g)	3,130,000	2,975,472
Textiles, Apparel & Luxury Goods - 0.2%
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 11/23/28 (b)(c)(g)	3,233,750	3,046,451

TOTAL CONSUMER DISCRETIONARY		110,975,369

CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Del Monte Foods, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.6838% 5/16/29 (b)(c)(g)	4,135,000	3,886,900
FINANCIALS - 0.4%
Capital Markets - 0.1%
Zebra Buyer LLC Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.000% 4.9718% 11/1/28 (b)(c)(g)	2,350,000	2,250,125
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 2/13/27 (b)(c)(g)	2,984,733	2,731,031
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.0093% 11/12/27 (b)(c)(g)	1,938,606	1,798,542
		4,529,573

TOTAL FINANCIALS		6,779,698

HEALTH CARE - 0.4%
Health Care Technology - 0.4%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.0091% 2/15/29 (b)(c)(g)	6,626,812	6,084,275
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (c)(g)(h)	1,123,188	1,031,233
		7,115,508
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
Maxar Technologies, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 6/9/29 (c)(g)(i)	2,500,000	2,369,800
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 11/23/28 (b)(c)(g)	2,643,375	2,458,339
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.16% 12/23/22 (b)(c)(f)(g)	350,000	334,250
		2,792,589
Commercial Services & Supplies - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4% 6/21/24 (b)(c)(g)	2,486,911	2,142,897
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.6253% 8/4/28 (b)(c)(g)	1,803,166	1,724,278
		3,867,175
Electrical Equipment - 0.4%
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.7549% 10/14/27 (b)(c)(g)	3,527,299	3,240,706
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.8699% 3/2/27 (b)(c)(g)	3,965,404	3,677,912
		6,918,618
Transportation Infrastructure - 0.0%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4889% 11/23/29 (b)(c)(f)(g)	655,000	651,725

TOTAL INDUSTRIALS		16,599,907

INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.0%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 8.5% 5/31/25 (b)(c)(g)	228,261	178,265
Software - 0.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.8747% 3/10/27 (b)(c)(f)(g)	1,792,632	1,756,779
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.1661% 12/10/28 (b)(c)(g)	1,771,100	1,631,626
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 10/7/27 (b)(c)(g)	1,032,400	960,782
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 1/31/27 (b)(c)(g)	2,500,000	2,392,850
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2116% 5/3/26 (b)(c)(g)	5,114,300	4,778,700
		11,520,737

TOTAL INFORMATION TECHNOLOGY		11,699,002

UTILITIES - 0.3%
Electric Utilities - 0.2%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.750% 5.7474% 8/1/25 (b)(c)(g)	600,000	575,574
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 8/1/25 (b)(c)(g)	2,785,859	2,628,207
		3,203,781
Multi-Utilities - 0.1%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 6/17/28 (b)(c)(g)	2,267,863	2,014,157

TOTAL UTILITIES		5,217,938

TOTAL BANK LOAN OBLIGATIONS
(Cost $178,292,543)		164,531,254

Preferred Securities - 4.5%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
DCP Midstream Partners LP 7.375% (b)(j)	1,365,000	1,203,572
Energy Transfer LP:
6.25% (b)(j)	500,000	386,537
6.5% (b)(j)	1,600,000	1,427,266
6.625% (b)(j)	400,000	304,512
7.125% (b)(j)	400,000	346,823
		3,668,710
FINANCIALS - 3.9%
Banks - 2.1%
Bank of America Corp.:
4.375% (b)(j)	3,500,000	2,931,539
5.125% (b)(j)	150,000	140,114
5.875% (b)(j)	375,000	335,727
6.1% (b)(j)	750,000	751,691
6.125% (b)(j)	2,500,000	2,440,402
Citigroup, Inc.:
4% (b)(j)	175,000	151,775
4.15% (b)(j)	1,550,000	1,251,914
5% (b)(j)	1,400,000	1,252,729
5.95% (b)(j)	2,000,000	2,009,240
Citizens Financial Group, Inc. 6% (b)(j)	800,000	725,432
Comerica, Inc. 5.625% 12/31/99 (b)(j)	925,000	928,758
First Citizens Bancshares, Inc. Series B, 3 month U.S. LIBOR + 3.970% 5.8009% (b)(c)(j)	1,350,000	1,258,973
JPMorgan Chase & Co.:
3.65% (b)(j)	1,650,000	1,356,260
4.6% (b)(j)	2,250,000	1,943,443
4.625% (b)(j)	1,000,000	876,290
5% (b)(j)	1,330,000	1,201,098
5.15% (b)(j)	135,000	128,877
M&T Bank Corp.:
3.5% (b)(j)	1,750,000	1,354,681
5.125% (b)(j)	1,200,000	1,085,233
6.45% 12/31/99 (b)(j)	900,000	890,302
PNC Financial Services Group, Inc.:
3.4% (b)(j)	2,250,000	1,711,799
4.85% (b)(j)	1,500,000	1,355,444
5% (b)(j)	1,000,000	897,641
6%(b)(j)	1,500,000	1,456,038
Truist Financial Corp.:
3 month U.S. LIBOR + 3.100% 4.9309% (b)(c)(j)	205,000	176,094
4.8% (b)(j)	950,000	865,272
4.95% (b)(j)	1,000,000	977,495
5.1% (b)(j)	950,000	875,812
U.S. Bancorp 3.7% (b)(j)	2,850,000	2,208,805
Wells Fargo & Co.:
3.9% (b)(j)	2,075,000	1,790,612
5.9% (b)(j)	1,300,000	1,178,813
		36,508,303
Capital Markets - 1.2%
Bank of New York Mellon Corp.:
3.75% (b)(j)	850,000	694,833
4.5% (b)(j)	1,000,000	870,982
4.625% (b)(j)	1,000,000	882,818
Charles Schwab Corp.:
4% (b)(j)	3,350,000	2,589,586
4% (b)(j)	2,250,000	1,914,572
5% (b)(j)	3,300,000	2,971,668
5.375% (b)(j)	5,850,000	5,802,508
Goldman Sachs Group, Inc.:
3.65% (b)(j)	1,100,000	869,592
3.8% (b)(j)	1,675,000	1,315,463
4.125% (b)(j)	1,000,000	823,329
5% (b)(j)	2,300,000	1,971,250
State Street Corp. 5.625% (b)(j)	550,000	496,360
		21,202,961
Consumer Finance - 0.5%
Ally Financial, Inc.:
4.7% (b)(j)	3,020,000	2,412,643
4.7% (b)(j)	3,050,000	2,268,052
American Express Co. 3.55% (b)(j)	4,075,000	3,321,890
Capital One Financial Corp. 3.95% (b)(j)	750,000	604,290
		8,606,875
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (b)(j)	250,000	235,469
Insurance - 0.1%
MetLife, Inc. 3.85% (b)(j)	800,000	721,402

TOTAL FINANCIALS		67,275,010

INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 3 month U.S. LIBOR + 3.330% 5.1589% (b)(c)(j)	575,000	505,133
UTILITIES - 0.4%
Electric Utilities - 0.2%
Duke Energy Corp. 4.875% (b)(j)	1,300,000	1,201,427
Edison International 5% (b)(j)	1,500,000	1,215,456
		2,416,883
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.:
7% (a)(b)(j)	925,000	842,268
8% (a)(b)(j)	900,000	881,400
		1,723,668
Multi-Utilities - 0.1%
Dominion Energy, Inc. 4.65% (b)(j)	800,000	712,537
Sempra Energy 4.875% (b)(j)	1,300,000	1,208,787
		1,921,324

TOTAL UTILITIES		6,061,875

TOTAL PREFERRED SECURITIES
(Cost $84,702,478)		77,510,728
		Value

Other - 0.2%
Other - 0.2%
Fidelity Direct Lending Fund, LP (k)(l)
(Cost $3,946,879)		3,926,591
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund 1.58% (m)	27,455,957	27,461,448
Fidelity Securities Lending Cash Central Fund 1.58% (m)(n)	36,353,925	36,357,561
TOTAL MONEY MARKET FUNDS
(Cost $63,819,009)		63,819,009
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $1,870,341,425)		1,761,332,783
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(47,748,546)
NET ASSETS - 100%		$1,713,584,237

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $291,539,885 or 17.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Non-income producing

 (f) Level 3 security

 (g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,060,433 and $2,684,541, respectively.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated Fund

 (l) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,926,591 or 0.2% of net assets.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fidelity Direct Lending Fund, LP	3/22/22 - 6/30/22	$3,946,881

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$79,484,676	$936,001,539	$988,024,767	$66,023	$--	$--	$27,461,448	0.1%
Fidelity Securities Lending Cash Central Fund 1.58%	43,783,561	164,938,480	172,364,480	94,756	--	--	36,357,561	0.1%
Total	$123,268,237	$1,100,940,019	$1,160,389,247	$160,779	$--	$--	$63,819,009

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Direct Lending Fund, LP	$--	$3,946,879	$--	$40,194	$--	$(20,288)	$3,926,591
Total	$--	$3,946,879	$--	$40,194	$--	$(20,288)	$3,926,591

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Amounts in this Investment Valuation section exclude the value of Fidelity Direct Lending Fund, LP as presented in the Schedule of Investments. Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$70,721,739	$63,154,179	$7,567,560	$--
Consumer Discretionary	50,013,691	50,013,691	--	--
Consumer Staples	21,418,820	21,351,909	66,911	--
Energy	133,137,608	133,137,608	--	--
Financials	69,699,746	68,798,890	900,856	--
Health Care	92,587,218	70,917,891	21,669,327	--
Industrials	65,282,309	61,373,259	3,909,050	--
Information Technology	36,574,970	36,566,630	--	8,340
Materials	12,515,729	12,493,350	22,379	--
Real Estate	54,485,859	54,485,859	--	--
Utilities	44,087,452	35,700,363	8,387,089	--
Corporate Bonds	462,215,922	--	462,215,922	--
U.S. Government and Government Agency Obligations	338,670,678	--	338,670,678	--
Commercial Mortgage Securities	133,460	--	133,460	--
Bank Loan Obligations	164,531,254	--	161,788,500	2,742,754
Preferred Securities	77,510,728	--	77,510,728	--
Money Market Funds	63,819,009	63,819,009	--	--
Total Investments in Securities:	$1,757,406,192	$671,812,638	$1,082,842,460	$2,751,094

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,238,348) — See accompanying schedule: Unaffiliated issuers (cost $1,802,575,537)	$1,693,587,183
Fidelity Central Funds (cost $63,819,009)	63,819,009
Other affiliated issuers (cost $3,946,879)	3,926,591
Total Investment in Securities (cost $1,870,341,425)		$1,761,332,783
Foreign currency held at value (cost $425,647)		426,260
Receivable for investments sold		8,588,077
Receivable for fund shares sold		2,277,729
Dividends receivable		1,144,679
Interest receivable		11,475,404
Distributions receivable from Fidelity Central Funds		33,289
Total assets		1,785,278,221
Liabilities
Payable to custodian bank	$1,595,964
Payable for investments purchased	26,007,414
Payable for fund shares redeemed	6,002,999
Distributions payable	484,347
Accrued management fee	810,646
Distribution and service plan fees payable	82,977
Other affiliated payables	245,644
Other payables and accrued expenses	106,588
Collateral on securities loaned	36,357,405
Total liabilities		71,693,984
Net Assets		$1,713,584,237
Net Assets consist of:
Paid in capital		$1,927,999,398
Total accumulated earnings (loss)		(214,415,161)
Net Assets		$1,713,584,237
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($130,505,874 ÷ 10,519,068 shares)(a)		$12.41
Maximum offering price per share (100/96.00 of $12.41)		$12.93
Class M:
Net Asset Value and redemption price per share ($16,961,910 ÷ 1,365,473 shares)(a)		$12.42
Maximum offering price per share (100/96.00 of $12.42)		$12.94
Class C:
Net Asset Value and offering price per share ($59,867,575 ÷ 4,835,095 shares)(a)		$12.38
Fidelity Multi-Asset Income Fund:
Net Asset Value, offering price and redemption price per share ($940,776,690 ÷ 75,804,994 shares)		$12.41
Class I:
Net Asset Value, offering price and redemption price per share ($439,129,848 ÷ 35,390,757 shares)		$12.41
Class Z:
Net Asset Value, offering price and redemption price per share ($126,342,340 ÷ 10,180,421 shares)		$12.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends (including $40,194 earned from other affiliated issuers)		$13,388,638
Interest		20,363,797
Income from Fidelity Central Funds (including $94,756 from security lending)		160,779
Total income		33,913,214
Expenses
Management fee	$5,170,812
Transfer agent fees	1,166,775
Distribution and service plan fees	515,586
Accounting fees	365,272
Custodian fees and expenses	39,175
Independent trustees' fees and expenses	2,855
Registration fees	212,224
Audit	32,030
Legal	2,235
Miscellaneous	2,583
Total expenses before reductions	7,509,547
Expense reductions	(15,289)
Total expenses after reductions		7,494,258
Net investment income (loss)		26,418,956
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(98,148,009)
Foreign currency transactions	23,675
Total net realized gain (loss)		(98,124,334)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(245,847,612)
Affiliated issuers	(20,288)
Assets and liabilities in foreign currencies	(5,122)
Total change in net unrealized appreciation (depreciation)		(245,873,022)
Net gain (loss)		(343,997,356)
Net increase (decrease) in net assets resulting from operations		$(317,578,400)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,418,956	$29,408,378
Net realized gain (loss)	(98,124,334)	15,021,119
Change in net unrealized appreciation (depreciation)	(245,873,022)	96,424,115
Net increase (decrease) in net assets resulting from operations	(317,578,400)	140,853,612
Distributions to shareholders	(40,954,206)	(36,448,930)
Share transactions - net increase (decrease)	178,983,931	1,446,938,224
Total increase (decrease) in net assets	(179,548,675)	1,551,342,906
Net Assets
Beginning of period	1,893,132,912	341,790,006
End of period	$1,713,584,237	$1,893,132,912

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Multi-Asset Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.97	$13.15	$11.72	$9.81	$10.41	$10.14
Income from Investment Operations
Net investment income (loss)A,B	.179	.339	.384	.293	.223	.243
Net realized and unrealized gain (loss)	(2.453)	1.923	1.464	1.922	(.558)	.348
Total from investment operations	(2.274)	2.262	1.848	2.215	(.335)	.591
Distributions from net investment income	(.182)	(.407)	(.401)	(.298)	(.207)C	(.210)
Distributions from net realized gain	(.104)	(.035)	(.017)	(.007)	(.058)C	(.069)
Tax return of capital	–	–	–	–	–	(.042)
Total distributions	(.286)	(.442)	(.418)	(.305)	(.265)	(.321)
Net asset value, end of period	$12.41	$14.97	$13.15	$11.72	$9.81	$10.41
Total ReturnD,E,F	(15.38)%	17.40%	16.26%	22.84%	(3.25)%	5.94%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.02%I	1.01%	1.13%	1.26%	1.38%	1.38%
Expenses net of fee waivers, if any	1.02%I	1.01%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.02%I	1.01%	1.08%	1.09%	1.08%	1.09%
Net investment income (loss)	2.61%I	2.35%	3.27%	2.69%	2.19%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$130,506	$132,537	$30,583	$23,438	$9,513	$10,443
Portfolio turnover rateJ	287%I	150%	308%	298%	367%	299%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.99	$13.15	$11.72	$9.81	$10.41	$10.14
Income from Investment Operations
Net investment income (loss)A,B	.180	.342	.383	.292	.223	.243
Net realized and unrealized gain (loss)	(2.463)	1.943	1.463	1.923	(.558)	.348
Total from investment operations	(2.283)	2.285	1.846	2.215	(.335)	.591
Distributions from net investment income	(.183)	(.410)	(.399)	(.298)	(.207)C	(.210)
Distributions from net realized gain	(.104)	(.035)	(.017)	(.007)	(.058)C	(.069)
Tax return of capital	–	–	–	–	–	(.042)
Total distributions	(.287)	(.445)	(.416)	(.305)	(.265)	(.321)
Net asset value, end of period	$12.42	$14.99	$13.15	$11.72	$9.81	$10.41
Total ReturnD,E,F	(15.42)%	17.58%	16.24%	22.84%	(3.25)%	5.94%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.00%I	.99%	1.13%	1.30%	1.40%	1.40%
Expenses net of fee waivers, if any	1.00%I	.99%	1.10%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.00%I	.99%	1.08%	1.09%	1.08%	1.09%
Net investment income (loss)	2.62%I	2.37%	3.27%	2.69%	2.19%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$16,962	$18,698	$11,048	$9,719	$7,441	$7,511
Portfolio turnover rateJ	287%I	150%	308%	298%	367%	299%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.94	$13.13	$11.70	$9.80	$10.41	$10.14
Income from Investment Operations
Net investment income (loss)A,B	.126	.231	.298	.210	.147	.166
Net realized and unrealized gain (loss)	(2.452)	1.917	1.463	1.915	(.561)	.351
Total from investment operations	(2.326)	2.148	1.761	2.125	(.414)	.517
Distributions from net investment income	(.130)	(.303)	(.314)	(.218)	(.138)C	(.148)
Distributions from net realized gain	(.104)	(.035)	(.017)	(.007)	(.058)C	(.069)
Tax return of capital	–	–	–	–	–	(.030)
Total distributions	(.234)	(.338)	(.331)	(.225)	(.196)	(.247)
Net asset value, end of period	$12.38	$14.94	$13.13	$11.70	$9.80	$10.41
Total ReturnD,E,F	(15.73)%	16.50%	15.44%	21.87%	(4.00)%	5.18%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	1.78%I	1.76%	1.84%	2.13%	2.14%	2.14%
Expenses net of fee waivers, if any	1.78%I	1.76%	1.84%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.78%I	1.76%	1.82%	1.84%	1.83%	1.84%
Net investment income (loss)	1.85%I	1.60%	2.53%	1.94%	1.44%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$59,868	$61,356	$13,015	$4,634	$8,003	$8,683
Portfolio turnover rateJ	287%I	150%	308%	298%	367%	299%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.98	$13.15	$11.72	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.199	.378	.417	.322	.168
Net realized and unrealized gain (loss)	(2.464)	1.934	1.460	1.919	(.135)
Total from investment operations	(2.265)	2.312	1.877	2.241	.033
Distributions from net investment income	(.201)	(.447)	(.430)	(.324)	(.165)D
Distributions from net realized gain	(.104)	(.035)	(.017)	(.007)	(.058)D
Total distributions	(.305)	(.482)	(.447)	(.331)	(.223)
Net asset value, end of period	$12.41	$14.98	$13.15	$11.72	$9.81
Total ReturnE,F	(15.32)%	17.80%	16.55%	23.14%	.30%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.74%I	.74%	.85%	.94%	1.05%I
Expenses net of fee waivers, if any	.74%I	.74%	.85%	.85%	.85%I
Expenses net of all reductions	.74%I	.74%	.83%	.84%	.84%I
Net investment income (loss)	2.88%I	2.63%	3.53%	2.94%	2.17%I
Supplemental Data
Net assets, end of period (000 omitted)	$940,777	$1,125,873	$211,236	$60,534	$5,819
Portfolio turnover rateJ	287%I	150%	308%	298%	367%

 A For the period March 28, 2018 (commencement of sale of shares) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.97	$13.15	$11.72	$9.81	$10.41	$10.14
Income from Investment Operations
Net investment income (loss)A,B	.196	.375	.417	.319	.249	.268
Net realized and unrealized gain (loss)	(2.453)	1.924	1.461	1.922	(.558)	.349
Total from investment operations	(2.257)	2.299	1.878	2.241	(.309)	.617
Distributions from net investment income	(.199)	(.444)	(.431)	(.324)	(.233)C	(.231)
Distributions from net realized gain	(.104)	(.035)	(.017)	(.007)	(.058)C	(.069)
Tax return of capital	–	–	–	–	–	(.047)
Total distributions	(.303)	(.479)	(.448)	(.331)	(.291)	(.347)
Net asset value, end of period	$12.41	$14.97	$13.15	$11.72	$9.81	$10.41
Total ReturnD,E	(15.27)%	17.70%	16.56%	23.14%	(3.01)%	6.20%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.77%H	.76%	.83%	1.00%	1.08%	1.10%
Expenses net of fee waivers, if any	.77%H	.76%	.83%	.85%	.85%	.85%
Expenses net of all reductions	.77%H	.76%	.81%	.84%	.83%	.84%
Net investment income (loss)	2.85%H	2.60%	3.54%	2.94%	2.44%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$439,130	$461,353	$55,206	$26,507	$21,904	$22,224
Portfolio turnover rateI	287%H	150%	308%	298%	367%	299%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Multi-Asset Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.98	$13.15	$11.72	$9.81	$10.37
Income from Investment Operations
Net investment income (loss)B,C	.201	.388	.431	.335	.052
Net realized and unrealized gain (loss)	(2.461)	1.933	1.457	1.916	(.515)
Total from investment operations	(2.260)	2.321	1.888	2.251	(.463)
Distributions from net investment income	(.206)	(.456)	(.441)	(.334)	(.039)D
Distributions from net realized gain	(.104)	(.035)	(.017)	(.007)	(.058)D
Total distributions	(.310)	(.491)	(.458)	(.341)	(.097)
Net asset value, end of period	$12.41	$14.98	$13.15	$11.72	$9.81
Total ReturnE,F	(15.29)%	17.87%	16.65%	23.25%	(4.46)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.67%I	.67%	.77%	.85%	.89%I
Expenses net of fee waivers, if any	.67%I	.67%	.76%	.76%	.76%I
Expenses net of all reductions	.67%I	.67%	.74%	.75%	.74%I
Net investment income (loss)	2.95%I	2.69%	3.61%	3.03%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$126,342	$93,316	$20,701	$5,123	$148
Portfolio turnover rateJ	287%I	150%	308%	298%	367%

 A For the period October 2, 2018 (commencement of sale of shares) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Multi-Asset Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Investment in Fidelity Direct Lending Fund, LP.

The Fund invests in Fidelity Direct Lending Fund, LP, which is a limited partnership available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's limited partnership interest is not registered under the Securities Act of 1933, and is subject to substantial restrictions on transfer. The Fund has no redemption rights under the partnership agreement. There will be no trading market for the partnership interest, and the Fund most likely will hold its interest until Fidelity Direct Lending Fund, LP converts by operation of law to a Delaware corporation, trust, or other limited liability entity and (i) registers as a closed-end management investment company under the 1940 Act or (ii) elects to be treated as a business development company under the 1940 Act.

Based on its investment objective, Fidelity Direct Lending Fund, LP may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Direct Lending Fund, LP and thus a decline in the value of the Fund. The Fidelity Direct Lending Fund, LP intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Direct Lending Fund, LP as an investment as of period end, but does not include the underlying holdings of Fidelity Direct Lending Fund, LP. Fidelity Direct Lending Fund, LP represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Direct Lending Fund, LP, which commenced operations on December 8, 2021. The annualized expense ratio for Fidelity Direct Lending Fund, LP for the period ended April 30, 2022 was .07%.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, certain conversion ratio adjustments, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$42,608,043
Gross unrealized depreciation	(155,292,819)
Net unrealized appreciation (depreciation)	$(112,684,776)
Tax cost	$1,874,017,559

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Advisor Multi-Asset Income Fund	Fidelity Direct Lending Fund, LP	$16,053,121

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Multi-Asset Income Fund	1,733,756,986	1,660,083,931

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$170,066	$34,861
Class M	-%	.25%	23,343	165
Class C	.75%	.25%	322,177	199,177
			$515,586	$234,203

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$43,137
Class M	3,811
Class C(a)	1,950
$48,898

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$96,894.14
Class M	11,975.13
Class C	46,909.15
Fidelity Multi-Asset Income Fund	627,403.12
Class I	355,541.15
Class Z	28,053.05
	$1,166,775

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Multi-Asset Income Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Multi-Asset Income Fund	$22,491

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Multi-Asset Income Fund	65,901,758	58,012,944	(2,627,922)

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Advisor Multi-Asset Income Fund	$1,477

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Multi-Asset Income Fund	$10,144	$1,198	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $449.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14,840.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Advisor Multi-Asset Income Fund
Distributions to shareholders
Class A	$2,773,049	$2,239,823
Class M	388,425	418,230
Class C	1,078,001	739,556
Fidelity Multi-Asset Income Fund	23,687,474	23,936,698
Class I	10,555,513	7,342,854
Class Z	2,471,744	1,771,769
Total	$40,954,206	$36,448,930

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
Fidelity Advisor Multi-Asset Income Fund
Class A
Shares sold	3,673,843	8,319,605	$51,835,228	$120,945,898
Reinvestment of distributions	195,856	147,263	2,711,138	2,140,047
Shares redeemed	(2,202,848)	(1,941,125)	(30,434,844)	(28,196,038)
Net increase (decrease)	1,666,851	6,525,743	$24,111,522	$94,889,907
Class M
Shares sold	387,321	885,624	$5,407,488	$12,817,531
Reinvestment of distributions	27,398	28,574	381,016	411,588
Shares redeemed	(296,576)	(507,130)	(4,062,090)	(7,229,394)
Net increase (decrease)	118,143	407,068	$1,726,414	$5,999,725
Class C
Shares sold	1,550,771	3,387,560	$21,974,809	$49,170,105
Reinvestment of distributions	76,414	50,642	1,059,199	733,677
Shares redeemed	(898,041)	(323,752)	(12,307,700)	(4,682,581)
Net increase (decrease)	729,144	3,114,450	$10,726,308	$45,221,201
Fidelity Multi-Asset Income Fund
Shares sold	21,126,103	81,314,189	$299,533,262	$1,168,854,665
Reinvestment of distributions	1,488,867	1,473,203	20,679,473	21,390,817
Shares redeemed	(21,984,749)	(23,673,977)	(302,456,495)	(343,702,518)
Net increase (decrease)	630,221	59,113,415	$17,756,240	$846,542,964
Class I
Shares sold	18,670,955	29,320,052	$263,048,946	$426,044,323
Reinvestment of distributions	723,776	473,921	10,028,350	6,909,326
Shares redeemed	(14,814,501)	(3,182,168)	(203,418,512)	(46,410,279)
Net increase (decrease)	4,580,230	26,611,805	$69,658,784	$386,543,370
Class Z
Shares sold	8,246,766	5,642,008	$113,920,148	$82,093,496
Reinvestment of distributions	153,709	96,384	2,121,790	1,402,004
Shares redeemed	(4,450,662)	(1,081,913)	(61,037,275)	(15,754,443)
Net increase (decrease)	3,949,813	4,656,479	$55,004,663	$67,741,057

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Advisor Multi-Asset Income Fund
Class A	1.02%
Actual		$1,000.00	$846.20	$4.67
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class M	1.00%
Actual		$1,000.00	$845.80	$4.58
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class C	1.78%
Actual		$1,000.00	$842.70	$8.13
Hypothetical-C		$1,000.00	$1,015.97	$8.90
Fidelity Multi-Asset Income Fund	.74%
Actual		$1,000.00	$846.80	$3.39
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class I	.77%
Actual		$1,000.00	$847.30	$3.53
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class Z	.67%
Actual		$1,000.00	$847.10	$3.07
Hypothetical-C		$1,000.00	$1,021.47	$3.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AMAI-SANN-0822
1.9865889.106

Fidelity® Series International Credit Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United Kingdom	23.5%
United States of America*	12.9%
Netherlands	10.3%
France	9.5%
Germany	8.7%
Ireland	7.2%
Luxembourg	6.3%
Switzerland	4.9%
Australia	3.4%
Other	13.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2022
U.S. Government and U.S. Government Agency Obligations	1.8%
AAA	2.2%
A	7.7%
Not Rated	8.1%
BBB	44.8%
BB and Below	26.5%
Short-Term Investments and Net Other Assets	8.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2022*,**
Corporate Bonds	57.9%
Foreign Government and Government Agency Obligations	3.8%
U.S. Government and Government Agency Obligations	1.8%
Preferred Securities	27.6%
Short-Term Investments and Net Other Assets (Liabilities)	8.9%

 * Futures and Swaps - 31.1%

 ** Foreign Currency Contracts - (66.5)%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 57.9%
		Principal Amount(a)	Value
Australia - 1.8%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (b)	EUR	$150,000	$118,744
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	700,000	527,002
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (b)	GBP	600,000	596,145
6.75% 12/2/44 (Reg. S) (b)		570,000	572,850

TOTAL AUSTRALIA			1,814,741

Bailiwick of Guernsey - 0.3%
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	300,000	271,456
Bailiwick of Jersey - 1.6%
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	650,000	703,056
7.125% 2/14/24	GBP	750,000	950,236

TOTAL BAILIWICK OF JERSEY			1,653,292

Cayman Islands - 0.4%
Alibaba Group Holding Ltd. 2.125% 2/9/31		200,000	165,138
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	208,000	232,395

TOTAL CAYMAN ISLANDS			397,533

Czech Republic - 0.1%
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	150,000	147,033
Denmark - 0.7%
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (b)	GBP	705,000	774,170
France - 5.3%
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	300,000	248,866
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		225,000	188,200
2.5% 3/31/32 (Reg. S) (b)	EUR	900,000	856,998
BPCE SA 1.5% 1/13/42 (Reg. S) (b)	EUR	800,000	719,055
Credit Agricole Assurances SA 4.75% 9/27/48 (b)	EUR	400,000	406,064
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	200,000	168,349
Iliad SA:
0.75% 2/11/24 (Reg. S)	EUR	1,700,000	1,661,227
1.5% 10/14/24 (Reg. S)	EUR	200,000	194,503
1.875% 2/11/28 (Reg. S)	EUR	200,000	166,624
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	100,000	101,940
1.75% 10/7/27 (Reg. S)	EUR	200,000	191,483
Societe Generale 4.75% 11/24/25 (c)		200,000	196,839
Valeo SA 1% 8/3/28 (Reg. S)	EUR	400,000	326,306

TOTAL FRANCE			5,426,454

Germany - 3.7%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	525,000	363,115
Bayer AG 3.75% 7/1/74 (Reg. S) (b)	EUR	500,000	472,101
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (b)	EUR	400,000	400,488
4% 6/24/32 (Reg. S) (b)	EUR	800,000	766,680
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	500,000	384,823
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	1,250,000	1,244,938
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	300,000	241,951

TOTAL GERMANY			3,874,096

Greece - 0.2%
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (b)	EUR	250,000	208,951
Hong Kong - 0.2%
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (b)	EUR	300,000	255,629
Ireland - 6.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 6.5% 7/15/25		150,000	153,477
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (b)	EUR	1,000,000	967,887
2.25% 4/4/28 (Reg. S) (b)	EUR	1,200,000	1,156,484
2.875% 5/30/31 (Reg. S) (b)	EUR	250,000	237,251
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (b)	EUR	800,000	716,714
2.029% 9/30/27 (b)(c)		950,000	825,683
2.375% 10/14/29 (Reg. S) (b)	EUR	800,000	786,499
3.125% 9/19/27 (Reg. S) (b)	GBP	650,000	786,513
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		902,000	871,558
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (b)		600,000	484,500

TOTAL IRELAND			6,986,566

Italy - 2.3%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	100,000	87,610
1.75% 7/30/31 (Reg. S)	EUR	175,000	139,922
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	700,000	549,657
Enel SpA 3.375% (Reg. S) (b)(d)	EUR	550,000	504,637
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (b)	EUR	1,050,000	931,022
5.861% 6/19/32 (b)(c)		200,000	176,067

TOTAL ITALY			2,388,915

Luxembourg - 3.9%
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	2,000,000	1,069,035
2.25% 4/27/27 (Reg. S)	EUR	200,000	99,643
Alpha Trains Finance SA 2.064% 6/30/30	EUR	802,000	825,719
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	1,050,000	870,753
1.75% 3/12/29 (Reg. S)	EUR	600,000	505,664
2.625% 10/20/28 (Reg. S)	GBP	250,000	258,569
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	500,000	395,816

TOTAL LUXEMBOURG			4,025,199

Mexico - 2.0%
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	300,000	313,599
6.5% 3/13/27		1,980,000	1,709,235

TOTAL MEXICO			2,022,834

Netherlands - 4.4%
Coloplast Finance BV 2.75% 5/19/30 (Reg. S)	EUR	650,000	660,683
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (b)		964,000	909,775
5.75% 8/15/50 (Reg. S) (b)		1,300,000	1,256,619
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	450,000	411,352
JDE Peet's BV 2.25% 9/24/31 (c)		150,000	117,173
Technip Energies NV 1.125% 5/28/28	EUR	500,000	423,565
Universal Music Group NV 3.75% 6/30/32 (Reg. S)	EUR	200,000	208,275
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	450,000	393,149
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	200,000	173,165

TOTAL NETHERLANDS			4,553,756

Portugal - 0.3%
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (b)	EUR	300,000	286,619
Spain - 0.7%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	900,000	745,743
Sweden - 0.9%
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (b)	EUR	251,000	245,938
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	500,000	413,940
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	250,000	166,362
1.75% 1/14/25 (Reg. S)	EUR	200,000	152,558

TOTAL SWEDEN			978,798

Switzerland - 2.9%
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S) (b)	GBP	500,000	503,467
4.194% 4/1/31 (b)(c)		250,000	221,210
4.282% 1/9/28 (c)		298,000	278,199
6.5% 8/8/23 (Reg. S)		2,000,000	2,000,000

TOTAL SWITZERLAND			3,002,876

United Kingdom - 17.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	175,000	185,872
Barclays PLC 2% 2/7/28 (Reg. S) (b)	EUR	500,000	517,687
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	1,250,000	1,276,969
Imperial Tobacco Finance PLC 3.5% 7/26/26 (c)		2,407,000	2,255,364
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	860,000	953,304
John Lewis PLC 6.125% 1/21/25	GBP	1,194,000	1,497,699
Lloyds Banking Group PLC 1.985% 12/15/31 (b)	GBP	400,000	417,363
M&G PLC:
5.625% 10/20/51 (Reg. S) (b)	GBP	750,000	866,888
6.5% 10/20/48 (Reg. S) (b)		500,000	511,250
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	400,000	426,746
4.5% 7/10/27 (Reg. S)	GBP	520,000	539,851
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (b)	GBP	650,000	677,511
3.619% 3/29/29 (Reg. S) (b)	GBP	600,000	684,118
3.622% 8/14/30 (Reg. S) (b)	GBP	250,000	285,445
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (b)	EUR	1,000,000	833,120
Prudential PLC 2.95% 11/3/33 (Reg. S) (b)		1,300,000	1,091,025
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	300,000	370,013
Rolls-Royce PLC 3.375% 6/18/26	GBP	740,000	778,761
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	400,000	357,875
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	200,000	211,165
4.5% 9/7/23 (Reg. S)	GBP	350,000	407,351
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	210,000	196,540
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (b)	GBP	400,000	470,645
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (b)	GBP	250,000	279,279
6.25% 10/3/78 (Reg. S) (b)		200,000	190,855
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	250,000	271,645
3.375% 10/16/25 (Reg. S)	GBP	800,000	939,249

TOTAL UNITED KINGDOM			17,493,590

United States of America - 2.4%
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	800,000	896,877
Duke Energy Corp. 3.85% 6/15/34	EUR	550,000	563,994
MPT Operating Partnership LP/MPT Finance Corp. 2.5% 3/24/26	GBP	250,000	269,632
Southern Co. 1.875% 9/15/81 (b)	EUR	1,000,000	713,870

TOTAL UNITED STATES OF AMERICA			2,444,373

TOTAL NONCONVERTIBLE BONDS
(Cost $74,722,583)			59,752,624

U.S. Government and Government Agency Obligations - 1.8%
U.S. Treasury Obligations - 1.8%
U.S. Treasury Notes 0.75% 3/31/26 (e)
(Cost $1,954,168)		1,960,000	1,800,214
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,954,168)			1,800,214

Foreign Government and Government Agency Obligations - 3.8%
Germany - 3.8%
German Federal Republic:
0% 8/15/31	EUR	1,050,000	$977,153
0% 2/15/32 (Reg. S)	EUR	680,000	626,074
0% 5/15/35 (Reg. S)	EUR	1,350,000	1,160,743
1.25% 8/15/48	EUR	1,195,000	1,155,853
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,449,475)			3,919,823

Preferred Securities - 27.6%
Australia - 1.6%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (b)(d)		1,100,000	1,033,936
5.875% (b)(c)(d)		650,000	637,315

TOTAL AUSTRALIA			1,671,251

Canada - 1.0%
Bank of Nova Scotia:
4.65% (b)(d)		800,000	704,918
4.9% (b)(d)		350,000	325,689

TOTAL CANADA			1,030,607

Finland - 0.2%
Citycon Oyj 4.496% (Reg. S) (b)(d)	EUR	300,000	218,777
France - 4.2%
BNP Paribas SA 6.625% (Reg. S) (b)(d)		550,000	537,705
Danone SA 1.75% (Reg. S) (b)(d)	EUR	600,000	607,023
EDF SA 5.25% (Reg. S) (b)(d)		2,300,000	2,210,160
Societe Generale 7.875% (Reg. S) (b)(d)		200,000	196,435
Veolia Environnement SA 2% (Reg. S) (b)(d)	EUR	900,000	741,066

TOTAL FRANCE			4,292,389

Germany - 1.2%
Bayer AG 2.375% 11/12/79 (Reg. S) (b)	EUR	1,400,000	1,239,026
Ireland - 0.4%
AIB Group PLC 6.25% (Reg. S) (b)(d)	EUR	450,000	439,156
Italy - 0.9%
Enel SpA 2.5% (Reg. S) (b)(d)	EUR	900,000	920,755
Luxembourg - 2.4%
Aroundtown SA 3.375% (Reg. S) (b)(d)	EUR	1,400,000	1,107,666
CPI Property Group SA 3.75% (Reg. S) (b)(d)	EUR	800,000	469,338
Grand City Properties SA 1.5% (Reg. S) (b)(d)	EUR	1,300,000	931,859

TOTAL LUXEMBOURG			2,508,863

Netherlands - 5.9%
AerCap Holdings NV 5.875% 10/10/79 (b)		1,050,000	913,109
AT Securities BV 5.25% (Reg. S) (b)(d)		750,000	710,237
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (b)(d)(f)	EUR	379,300	384,710
Telefonica Europe BV:
2.625% (Reg. S) (b)(d)	EUR	500,000	513,394
3.875% (Reg. S) (b)(d)	EUR	500,000	484,438
Volkswagen International Finance NV:
3.375% (Reg. S) (b)(d)	EUR	100,000	96,625
3.748% (Reg. S) (b)(d)	EUR	300,000	270,294
3.875% (Reg. S) (b)(d)	EUR	900,000	782,358
4.625% (Reg. S) (b)(d)	EUR	1,900,000	1,899,105

TOTAL NETHERLANDS			6,054,270

Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (b)(d)	EUR	400,000	402,885
Sweden - 1.2%
Heimstaden Bostad AB:
3.248% (Reg. S) (b)(d)	EUR	1,500,000	954,325
3.625% (Reg. S) (b)(d)	EUR	150,000	90,531
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (b)(d)	EUR	650,000	224,068

TOTAL SWEDEN			1,268,924

Switzerland - 2.0%
Credit Suisse Group AG 7.5% (Reg. S) (b)(d)		1,900,000	1,814,930
UBS Group AG 7% (Reg. S) (b)(d)		200,000	203,063

TOTAL SWITZERLAND			2,017,993

United Kingdom - 6.2%
Aviva PLC 6.125% (b)(d)	GBP	1,010,000	1,286,210
Barclays Bank PLC 7.625% 11/21/22		776,000	790,219
Barclays PLC:
5.875% (Reg. S) (b)(d)	GBP	350,000	394,397
7.125% (b)(d)	GBP	200,000	234,178
8.875% (b)(d)	GBP	200,000	241,631
British American Tobacco PLC 3% (Reg. S) (b)(d)	EUR	1,900,000	1,465,170
HSBC Holdings PLC 6.375% (b)(d)		950,000	933,907
National Express Group PLC 4.25% (Reg. S) (b)(d)	GBP	190,000	212,151
SSE PLC:
3.74% (Reg. S) (b)(d)	GBP	400,000	438,263
4% (Reg. S) (b)(d)	EUR	500,000	455,743

TOTAL UNITED KINGDOM			6,451,869

TOTAL PREFERRED SECURITIES
(Cost $36,768,393)			28,516,765
		Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund 1.58% (g)
(Cost $5,599,324)		5,598,204	5,599,324

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option with an exercise rate of 5.75% on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 37 Index expiring June 2027, paying 5% quarterly.	9/21/22	EUR 6,000,000	$212,954
TOTAL PURCHASED SWAPTIONS
(Cost $180,690)			212,954
TOTAL INVESTMENT IN SECURITIES - 96.7%
(Cost $124,674,633)			99,801,704
NET OTHER ASSETS (LIABILITIES) - 3.3%			3,368,170
NET ASSETS - 100%			$103,169,874

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	8	Sept. 2022	$656,538	$(7,034)	$(7,034)
Eurex Euro-Bund Contracts (Germany)	9	Sept. 2022	1,403,226	(28,173)	(28,173)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	4	Sept. 2022	685,611	(45,684)	(45,684)
TME 10 Year Canadian Note Contracts (Canada)	35	Sept. 2022	3,371,388	(119,959)	(119,959)
TOTAL BOND INDEX CONTRACTS					(200,850)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	53	Sept. 2022	11,130,828	(65,371)	(65,371)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	101	Sept. 2022	11,337,250	(91,010)	(91,010)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	7	Sept. 2022	970,375	(16,312)	(16,312)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	45	Sept. 2022	5,731,875	(91,835)	(91,835)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	33	Sept. 2022	5,093,344	(119,417)	(119,417)
TOTAL TREASURY CONTRACTS					(383,945)

TOTAL PURCHASED					(584,795)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	30	Sept. 2022	3,904,347	32,632	32,632
ICE Long Gilt Contracts (United Kingdom)	24	Sept. 2022	3,329,949	104,769	104,769
TOTAL SOLD					137,401
TOTAL FUTURES CONTRACTS					$(447,394)

The notional amount of futures purchased as a percentage of Net Assets is 39.1%

The notional amount of futures sold as a percentage of Net Assets is 7.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $48,270,280.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	33,055,000	EUR	30,212,046	JPMorgan Chase Bank, N.A.	7/29/22	$1,342,659
CAD	170,000	USD	131,697	Royal Bank of Canada	8/5/22	368
EUR	280,000	USD	295,926	BNP Paribas S.A.	8/5/22	(1,878)
EUR	519,000	USD	550,303	BNP Paribas S.A.	8/5/22	(5,265)
EUR	111,000	USD	116,106	BNP Paribas S.A.	8/5/22	463
EUR	120,000	USD	128,234	BNP Paribas S.A.	8/5/22	(2,214)
EUR	88,000	USD	93,952	BNP Paribas S.A.	8/5/22	(1,537)
EUR	2,022,000	USD	2,117,548	BNP Paribas S.A.	8/5/22	5,896
EUR	60,000	USD	64,626	Bank of America, N.A.	8/5/22	(1,616)
EUR	370,000	USD	388,563	Citibank, N. A.	8/5/22	0
EUR	209,000	USD	218,264	Goldman Sachs Bank USA	8/5/22	1,222
EUR	262,000	USD	281,854	Goldman Sachs Bank USA	8/5/22	(6,710)
EUR	67,000	USD	70,989	HSBC Bank	8/5/22	(628)
EUR	185,000	USD	194,884	HSBC Bank	8/5/22	(603)
EUR	106,000	USD	110,447	JPMorgan Chase Bank, N.A.	8/5/22	871
EUR	52,000	USD	55,764	JPMorgan Chase Bank, N.A.	8/5/22	(1,156)
EUR	297,000	USD	314,462	Royal Bank of Canada	8/5/22	(2,562)
GBP	47,000	USD	57,554	BNP Paribas S.A.	8/5/22	(309)
GBP	284,000	USD	345,127	BNP Paribas S.A.	8/5/22	780
GBP	61,000	USD	73,345	Brown Brothers Harriman & Co	8/5/22	952
GBP	85,000	USD	104,203	Brown Brothers Harriman & Co	8/5/22	(674)
GBP	45,000	USD	56,204	Citibank, N. A.	8/5/22	(1,395)
GBP	162,000	USD	203,078	Goldman Sachs Bank USA	8/5/22	(5,764)
GBP	41,000	USD	50,386	HSBC Bank	8/5/22	(449)
GBP	92,000	USD	111,817	JPMorgan Chase Bank, N.A.	8/5/22	237
GBP	43,000	USD	54,018	State Street Bank And Trust Co	8/5/22	(1,644)
GBP	45,000	USD	56,625	State Street Bank And Trust Co	8/5/22	(1,816)
USD	61,732	AUD	88,000	HSBC Bank	8/5/22	976
USD	16,611	CAD	21,000	BNP Paribas S.A.	8/5/22	297
USD	20,968	CAD	27,000	BNP Paribas S.A.	8/5/22	(7)
USD	46,469	CAD	60,000	BNP Paribas S.A.	8/5/22	(143)
USD	117,969	CAD	153,000	State Street Bank And Trust Co	8/5/22	(890)
USD	23,099	CAD	29,000	State Street Bank And Trust Co	8/5/22	570
USD	724,755	EUR	693,000	BNP Paribas S.A.	8/5/22	(3,013)
USD	17,327,816	EUR	16,377,000	BNP Paribas S.A.	8/5/22	129,184
USD	100,115	EUR	96,000	BNP Paribas S.A.	8/5/22	(701)
USD	765,512	EUR	723,000	BNP Paribas S.A.	8/5/22	6,240
USD	78,720	EUR	73,000	Goldman Sachs Bank USA	8/5/22	2,057
USD	278,954	EUR	260,000	Goldman Sachs Bank USA	8/5/22	5,910
USD	85,549	EUR	80,000	JPMorgan Chase Bank, N.A.	8/5/22	1,536
USD	68,582	EUR	65,000	JPMorgan Chase Bank, N.A.	8/5/22	321
USD	55,088	EUR	52,000	JPMorgan Chase Bank, N.A.	8/5/22	479
USD	1,332,093	EUR	1,257,000	JPMorgan Chase Bank, N.A.	8/5/22	12,030
USD	15,878	GBP	13,000	Citibank, N. A.	8/5/22	44
USD	228,801	GBP	187,000	HSBC Bank	8/5/22	1,038
USD	294,299	GBP	239,000	JPMorgan Chase Bank, N.A.	8/5/22	3,201
USD	21,778,429	GBP	17,667,000	JPMorgan Chase Bank, N.A.	8/5/22	260,322
USD	100,541	GBP	82,000	JPMorgan Chase Bank, N.A.	8/5/22	667
USD	61,659	GBP	49,000	Royal Bank of Canada	8/5/22	1,978
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,739,324
					Unrealized Appreciation	1,780,298
					Unrealized Depreciation	(40,974)

For the period, the average contract value for forward foreign currency contracts was $82,246,505. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Intesa Sanpaolo SpA	Dec. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 1,000,000	$12,298	$23,173	$35,471

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound sterling

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,896,050 or 4.7% of net assets.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $825,744.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$4,833,648	$19,607,875	$18,842,199	$11,265	$--	$--	$5,599,324	0.0%
Total	$4,833,648	$19,607,875	$18,842,199	$11,265	$--	$--	$5,599,324

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$59,752,624	$--	$59,752,624	$--
U.S. Government and Government Agency Obligations	1,800,214	--	1,800,214	--
Foreign Government and Government Agency Obligations	3,919,823	--	3,919,823	--
Preferred Securities	28,516,765	--	28,516,765	--
Money Market Funds	5,599,324	5,599,324	--	--
Purchased Swaptions	212,954	--	212,954	--
Total Investments in Securities:	$99,801,704	$5,599,324	$94,202,380	$--
Derivative Instruments:
Assets
Futures Contracts	$137,401	$137,401	$--	$--
Forward Foreign Currency Contracts	1,780,298	--	1,780,298	--
Swaps	12,298	--	12,298	--
Total Assets	$1,929,997	$137,401	$1,792,596	$--
Liabilities
Futures Contracts	$(584,795)	$(584,795)	$--	$--
Forward Foreign Currency Contracts	(40,974)	--	(40,974)	--
Total Liabilities	$(625,769)	$(584,795)	$(40,974)	$--
Total Derivative Instruments:	$1,304,228	$(447,394)	$1,751,622	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$212,954	$0
Swaps(b)	12,298	0
Total Credit Risk	225,252	0
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	1,780,298	(40,974)
Total Foreign Exchange Risk	1,780,298	(40,974)
Interest Rate Risk
Futures Contracts(d)	137,401	(584,795)
Total Interest Rate Risk	137,401	(584,795)
Total Value of Derivatives	$2,142,951	$(625,769)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(b)	Net(b)
JPMorgan Chase Bank, N.A.	$1,634,621	$(1,156)	$--	$--	$1,633,465
Barclays Bank PLC	212,954	--	--	--	212,954
BNP Paribas S.A.	142,860	(15,067)	--	--	127,793
Goldman Sachs Bank USA	9,189	(12,474)	--	--	(3,285)
Royal Bank of Canada	2,346	(2,562)	--	--	(216)
HSBC Bank	2,014	(1,680)	--	--	334
Brown Brothers Harriman & Co	952	(674)	--	--	278
State Street Bank And Trust Co	570	(4,350)	--	--	(3,780)
Citibank, N. A.	44	(1,395)	--	--	(1,351)
Bank of America, N.A.	--	(1,616)	--	--	(1,616)
Exchange Traded Futures	137,401	(584,795)	--	447,394	--
Total	$2,142,951	$(625,769)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $119,075,309)	$94,202,380
Fidelity Central Funds (cost $5,599,324)	5,599,324
Total Investment in Securities (cost $124,674,633)		$99,801,704
Foreign currency held at value (cost $468,104)		468,396
Unrealized appreciation on forward foreign currency contracts		1,780,298
Dividends receivable		621
Interest receivable		939,533
Distributions receivable from Fidelity Central Funds		5,283
Receivable for daily variation margin on futures contracts		204,038
Bi-lateral OTC swaps, at value		12,298
Receivable from investment adviser for expense reductions		206
Total assets		103,212,377
Liabilities
Unrealized depreciation on forward foreign currency contracts	$40,974
Other payables and accrued expenses	1,529
Total liabilities		42,503
Net Assets		$103,169,874
Net Assets consist of:
Paid in capital		$123,419,132
Total accumulated earnings (loss)		(20,249,258)
Net Assets		$103,169,874
Net Asset Value, offering price and redemption price per share ($103,169,874 ÷ 12,459,386 shares)		$8.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$760,545
Interest		922,961
Income from Fidelity Central Funds		11,265
Income before foreign taxes withheld		1,694,771
Less foreign taxes withheld		(890)
Total income		1,693,881
Expenses
Custodian fees and expenses	$1,908
Independent trustees' fees and expenses	176
Total expenses before reductions	2,084
Expense reductions	(206)
Total expenses after reductions		1,878
Net investment income (loss)		1,692,003
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(22,758)
Forward foreign currency contracts	6,750,958
Foreign currency transactions	(104,141)
Futures contracts	(3,637,251)
Swaps	58,387
Total net realized gain (loss)		3,045,195
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(23,255,040)
Forward foreign currency contracts	321,032
Assets and liabilities in foreign currencies	(38,694)
Futures contracts	(636,491)
Swaps	56,661
Total change in net unrealized appreciation (depreciation)		(23,552,532)
Net gain (loss)		(20,507,337)
Net increase (decrease) in net assets resulting from operations		$(18,815,334)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,692,003	$3,085,510
Net realized gain (loss)	3,045,195	4,419,537
Change in net unrealized appreciation (depreciation)	(23,552,532)	(7,603,984)
Net increase (decrease) in net assets resulting from operations	(18,815,334)	(98,937)
Distributions to shareholders	(1,492,981)	(3,647,839)
Share transactions
Reinvestment of distributions	1,492,981	3,647,839
Net increase (decrease) in net assets resulting from share transactions	1,492,981	3,647,839
Total increase (decrease) in net assets	(18,815,334)	(98,937)
Net Assets
Beginning of period	121,985,208	122,084,145
End of period	$103,169,874	$121,985,208
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	159,878	364,389
Net increase (decrease)	159,878	364,389

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Credit Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.23	$10.08	$9.50	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.136	.255	.307	.271	.269	.100
Net realized and unrealized gain (loss)	(1.655)	(.263)	.516	1.027	(.373)	.090
Total from investment operations	(1.519)	(.008)	.823	1.298	(.104)	.190
Distributions from net investment income	(.058)	(.197)D	(.423)	(.299)D	(.257)	(.103)
Distributions from net realized gain	(.063)	(.105)D	(.250)	(.378)D	(.139)	(.021)
Tax return of capital	–	–	–	(.041)	–	(.066)
Total distributions	(.121)	(.302)	(.673)	(.718)	(.396)	(.190)
Net asset value, end of period	$8.28	$9.92	$10.23	$10.08	$9.50	$10.00
Total ReturnE,F	(15.45)%	(.07)%	8.33%	13.85%	(1.04)%	1.91%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	- %I,J	.01%	.01%	.01%	.01%	.01%I
Expenses net of fee waivers, if any	- %I,J	- %J	.01%	.01%	.01%	.01%I
Expenses net of all reductions	- %I,J	- %J	.01%	.01%	.01%	.01%I
Net investment income (loss)	3.01%	2.53%	3.00%	2.69%	2.74%	2.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$103,170	$121,985	$122,084	$112,608	$98,904	$101,965
Portfolio turnover rateK	19%I	65%	52%	88%	94%	40%L

 A For the period July 25, 2017 (commencement of operations) through December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Series International Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, swap agreements, market discount, and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,448,532
Gross unrealized depreciation	(25,911,073)
Net unrealized appreciation (depreciation)	$(23,462,541)
Tax cost	$124,591,646

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series International Credit Fund
Credit Risk
Purchased Options	174,635	104,558
Swaps	58,387	56,661
Total Credit Risk	233,022	161,219
Foreign Exchange Risk
Forward Foreign Currency Contracts	6,750,958	321,032
Total Foreign Exchange Risk	6,750,958	321,032
Interest Rate Risk
Futures Contracts	(3,637,251)	(636,491)
Total Interest Rate Risk	(3,637,251)	(636,491)
Totals	$3,346,729	$(154,240)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Credit Fund	13,306,932	9,871,976

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $206.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risks of Investing in European Countries.

There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of investments in the region or with exposure to the region.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Series International Credit Fund	- %-C
Actual		$1,000.00	$845.50	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SUN-SANN-0822
1.9882622.104

Fidelity® Series International Developed Markets Bond Index Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
Japan	20.3%
France	6.9%
Italy	6.3%
Germany	5.5%
Belgium	5.2%
United Kingdom	4.9%
Austria	4.9%
Spain	4.8%
Australia	4.7%
Other*	36.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2022
AAA	18.7%
AA	17.6%
A	17.8%
BBB	6.3%
BB and Below	0.2%
Not Rated	39.7%
Short-Term Investments and Net Other Assets*	(0.3)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2022*,**
Government Obligations	100.3%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.3)%

 * Foreign Currency Contracts - (98.2)%

 ** Foreign investments - 100.3%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Government Obligations - 100.3%
		Principal Amount(a)	Value
Australia - 4.7%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	$53,323,000	$34,540,062
0.25% 11/21/25 (Reg. S)	AUD	19,392,000	12,113,962
0.5% 9/21/26 (Reg. S)	AUD	10,076,000	6,190,931
1% 12/21/30 (Reg. S)	AUD	21,812,000	12,188,875
1% 11/21/31 (Reg. S)	AUD	34,057,000	18,574,408
1.25% 5/21/32	AUD	53,000,000	29,307,392
1.75% 6/21/51 (Reg. S)	AUD	21,612,000	9,472,502
2.75% 4/21/24	AUD	15,698,000	10,857,637
2.75% 11/21/27	AUD	72,551,000	48,455,923
2.75% 11/21/28	AUD	28,367,000	18,757,930
2.75% 11/21/29 (Reg. S)	AUD	46,513,000	30,422,384
2.75% 6/21/35 (Reg. S)	AUD	16,600,000	10,257,801
2.75% 5/21/41(Reg. S)	AUD	14,678,000	8,623,530
3.25% 4/21/25 (Reg. S)	AUD	70,900,000	49,094,955
3.25% 4/21/29(Reg. S)	AUD	51,400,000	34,898,330
3.75% 4/21/37 (Reg. S)	AUD	29,572,000	20,271,819
4.5% 4/21/33	AUD	40,321,000	29,827,885
4.75% 4/21/27(Reg. S)	AUD	19,600,000	14,358,962

TOTAL AUSTRALIA			398,215,288

Austria - 4.9%
Austrian Republic:
0% 9/20/22 (Reg. S) (b)	EUR	40,000	41,942
0% 7/15/23 (Reg. S) (b)	EUR	18,030,000	18,780,982
0% 7/15/24 (Reg. S) (b)	EUR	54,987,000	56,809,290
0% 4/20/25 (Reg. S) (b)	EUR	15,120,000	15,409,266
0% 2/20/30 (Reg. S) (b)	EUR	26,462,000	24,360,778
0% 2/20/31 (Reg. S) (b)	EUR	12,003,000	10,747,234
0% 10/20/40 (Reg. S) (b)	EUR	25,609,000	17,758,816
0.25% 10/20/36(Reg. S) (b)	EUR	25,709,000	20,650,849
0.5% 4/20/27 (Reg. S) (b)	EUR	33,316,000	33,595,797
0.5% 2/20/29 (Reg. S) (b)	EUR	21,600,000	21,087,301
0.75% 10/20/26 (Reg. S) (b)	EUR	12,510,000	12,845,298
0.75% 2/20/28 (Reg. S) (b)	EUR	22,997,000	23,151,142
0.75% 3/20/51 (Reg. S) (b)	EUR	34,777,000	25,003,736
0.85% 6/30/20 (Reg. S) (b)	EUR	12,116,000	5,626,024
0.9% 2/20/32 (Reg. S) (b)	EUR	17,730,000	16,908,683
1.2% 10/20/25 (Reg. S) (b)	EUR	29,419,000	30,965,661
1.5% 2/20/47 (Reg. S) (b)	EUR	4,482,000	4,060,462
1.75% 10/20/23(Reg. S) (b)	EUR	8,280,000	8,823,581
2.1% 9/20/17 (Reg. S) (b)	EUR	1,020,000	902,687
3.15% 6/20/44(Reg. S) (b)	EUR	1,080,000	1,315,679
3.8% 1/26/62 (b)	EUR	12,165,000	17,323,145
4.15% 3/15/37 (b)	EUR	19,099,000	25,044,075
4.85% 3/15/26 (b)	EUR	17,828,000	21,214,379

TOTAL AUSTRIA			412,426,807

Belgium - 5.2%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (b)	EUR	37,428,000	36,479,831
0% 10/22/31 (b)	EUR	706,000	619,644
0.1% 6/22/30 (Reg. S) (b)	EUR	14,700,000	13,535,976
0.2% 10/22/23 (Reg. S) (b)	EUR	58,820,000	61,367,845
0.35% 6/22/32 (b)	EUR	31,590,000	28,119,619
0.4% 6/22/40 (b)	EUR	14,468,000	10,606,214
0.65% 6/22/71 (Reg. S) (b)	EUR	1,503,000	732,256
0.8% 6/22/25 (Reg. S) (b)	EUR	19,778,000	20,572,358
0.8% 6/22/27 (b)	EUR	6,886,000	7,030,194
0.8% 6/22/28 (Reg. S) (b)	EUR	19,086,000	19,263,330
0.9% 6/22/29 (b)	EUR	22,476,000	22,471,007
1% 6/22/26 (Reg. S) (b)	EUR	10,527,000	10,950,796
1% 6/22/31(Reg. S) (b)	EUR	19,681,000	19,170,374
1.4% 6/22/53 (Reg. S) (b)	EUR	15,210,000	11,732,614
1.6% 6/22/47 (b)	EUR	9,816,000	8,389,999
1.7% 6/22/50 (b)	EUR	27,649,000	23,677,370
1.9% 6/22/38(Reg. S) (b)	EUR	11,250,000	11,031,330
2.15% 6/22/66 (b)	EUR	4,230,000	3,869,203
2.25% 6/22/23	EUR	2,399,000	2,556,293
2.6% 6/22/24 (Reg.S) (b)	EUR	20,875,000	22,671,541
3.75% 6/22/45(Reg. S)	EUR	3,138,000	3,944,319
4.25% 3/28/41 (b)	EUR	16,560,000	21,738,276
4.5% 3/28/26 (b)	EUR	12,960,000	15,245,945
5% 3/28/35 (b)	EUR	47,549,000	65,172,312

TOTAL BELGIUM			440,948,646

Canada - 4.5%
Canadian Government:
0.25% 8/1/23	CAD	25,024,000	18,867,536
0.25% 4/1/24	CAD	37,162,000	27,491,565
0.25% 3/1/26	CAD	44,228,000	31,019,043
0.5% 9/1/25	CAD	28,191,000	20,202,710
0.5% 12/1/30	CAD	86,362,000	53,734,716
0.75% 2/1/24	CAD	72,400,000	54,239,817
1% 6/1/27	CAD	6,319,000	4,446,127
1.25% 3/1/27	CAD	29,000,000	20,726,259
1.25% 6/1/30	CAD	12,150,000	8,161,983
1.5% 6/1/26	CAD	21,563,000	15,791,983
1.5% 12/1/31	CAD	54,493,000	36,458,916
1.75% 12/1/53	CAD	7,700,000	4,328,139
2% 12/1/51	CAD	68,669,000	41,695,399
2.25% 6/1/29	CAD	10,000,000	7,339,341
2.75% 12/1/64	CAD	5,346,000	3,767,036
3.5% 12/1/45	CAD	6,319,000	5,150,240
4% 6/1/41	CAD	16,281,000	14,040,212
5.75% 6/1/29	CAD	4,040,000	3,640,582
5.75% 6/1/33	CAD	14,800,000	14,101,852

TOTAL CANADA			385,203,456

Cyprus - 0.2%
Republic of Cyprus:
0% 2/9/26 (Reg. S)	EUR	5,219,000	5,027,609
0.625% 1/21/30 (Reg. S)	EUR	4,882,000	4,180,167
1.25% 1/21/40 (Reg. S)	EUR	5,874,000	4,250,482
2.25% 4/16/50 (Reg. S)	EUR	6,019,000	4,694,044
2.75% 2/26/34 (Reg. S)	EUR	1,789,000	1,723,394

TOTAL CYPRUS			19,875,696

Denmark - 2.3%
Danish Kingdom:
0% 11/15/31	DKK	50,702,000	6,057,980
0% 11/15/31 (Reg. S)	DKK	161,427,000	19,362,583
0.25% 11/15/22 (Reg. S)	DKK	657,000	92,650
0.25% 11/15/52 (Reg. S)	DKK	134,950,000	11,509,695
0.5% 11/15/27	DKK	153,187,000	20,555,981
0.5% 11/15/29(Reg. S)	DKK	178,726,000	23,228,047
1.5% 11/15/23	DKK	176,298,000	25,144,501
1.75% 11/15/25	DKK	267,098,000	38,335,396
4.5% 11/15/39	DKK	276,564,000	53,203,720

TOTAL DENMARK			197,490,553

Estonia - 0.0%
Estonian Republic 0.125% 6/10/30 (Reg. S)	EUR	2,467,000	2,118,809
Finland - 3.1%
Finnish Government:
0% 9/15/24 (b)	EUR	7,103,000	7,314,405
0% 9/15/26 (Reg. S) (b)	EUR	17,640,000	17,521,839
0% 9/15/30 (Reg. S) (b)	EUR	11,605,000	10,553,107
0.125% 9/15/31 (Reg. S) (b)	EUR	22,467,000	20,176,752
0.125% 4/15/36 (Reg. S) (b)	EUR	27,891,000	22,364,324
0.125% 4/15/52 (Reg. S) (b)	EUR	12,300,000	7,200,028
0.25% 9/15/40 (Reg. S) (b)	EUR	27,189,000	20,212,730
0.5% 4/15/26 (Reg. S) (b)	EUR	13,649,000	13,932,724
0.5% 9/15/27 (Reg. S) (b)	EUR	10,508,000	10,547,731
0.5% 9/15/28 (Reg. S) (b)	EUR	19,079,000	18,818,200
0.5% 9/15/29 (Reg. S) (b)	EUR	16,245,000	15,744,632
0.5% 4/15/43(Reg. S) (b)	EUR	12,870,000	9,521,419
0.875% 9/15/25 (Reg. S) (b)	EUR	25,296,000	26,355,456
1.125% 4/15/34 (Reg. S) (b)	EUR	5,620,000	5,336,551
1.375% 4/15/47(Reg. S) (b)	EUR	5,710,000	5,093,011
1.5% 4/15/23 (Reg. S) (b)	EUR	68,000	71,887
1.5% 9/15/32 (Reg. S) (b)	EUR	1,260,000	1,267,798
2% 4/15/24 (Reg. S) (b)	EUR	16,654,000	17,868,279
2.75% 7/4/28 (b)	EUR	20,413,000	23,017,580
4% 7/4/25 (b)	EUR	11,067,000	12,647,251

TOTAL FINLAND			265,565,704

France - 6.9%
French Government:
OAT:
3.25% 5/25/45	EUR	14,553,000	17,474,294
4.5% 4/25/41	EUR	2,610,000	3,597,925
0% 2/25/23 (Reg. S)	EUR	63,000	65,985
0% 2/25/24 (Reg. S)	EUR	66,000	68,512
0% 2/25/25(Reg. S)	EUR	89,010,000	90,748,889
0% 3/25/25(Reg. S)	EUR	53,272,000	54,267,943
0% 2/25/27 (Reg. S)	EUR	26,074,000	25,692,663
0% 11/25/29 (Reg. S)	EUR	11,454,000	10,640,734
0% 11/25/31 (Reg. S)	EUR	7,769,000	6,841,387
0% 5/25/32 (Reg. S)	EUR	29,700,000	25,727,816
0.5% 5/25/29 (Reg. S)	EUR	32,490,000	31,696,003
0.5% 5/25/40 (Reg. S) (b)	EUR	24,343,000	18,639,164
0.5% 5/25/72 (b)	EUR	8,170,000	3,750,031
0.75% 5/25/28 (Reg. S)	EUR	21,780,000	21,901,289
0.75% 11/25/28(Reg. S)	EUR	36,762,000	36,694,813
0.75% 5/25/52 (Reg. S)	EUR	36,264,000	24,192,620
1.25% 5/25/36(Reg. S) (b)	EUR	79,486,000	73,787,795
1.5% 5/25/50 (Reg. S) (b)	EUR	9,827,000	8,326,181
1.75% 11/25/24	EUR	26,811,000	28,649,472
1.75% 6/25/39 (Reg. S) (b)	EUR	6,190,000	6,040,881
1.75% 5/25/66 (b)	EUR	4,410,000	3,665,464
2% 5/25/48 (b)	EUR	1,170,000	1,122,788
2.5% 5/25/30	EUR	23,878,000	26,621,917
2.75% 10/25/27	EUR	45,610,000	51,117,457
3.5% 4/25/26	EUR	10,516,000	11,968,865
4.75% 4/25/35	EUR	3,436,000	4,651,320

TOTAL FRANCE			587,952,208

Germany - 5.5%
German Federal Republic:
0% 9/15/23 (Reg. S)	EUR	51,651,000	53,868,773
0% 10/18/24 (Reg. S)	EUR	1,018,000	1,048,942
0% 4/11/25 (Reg. S)	EUR	26,010,000	26,662,319
0% 10/10/25 (Reg. S)	EUR	39,774,000	40,534,264
0% 10/9/26 (Reg. S)	EUR	12,249,000	12,311,590
0% 4/16/27 (Reg. S)	EUR	18,990,000	18,951,711
0% 11/15/27 (Reg. S)	EUR	43,519,000	43,087,661
0% 8/15/29(Reg. S)	EUR	8,292,000	7,996,971
0% 8/15/30 (Reg. S)	EUR	31,124,000	29,533,885
0% 8/15/31	EUR	940,000	874,784
0% 2/15/32 (Reg. S)	EUR	20,790,000	19,141,300
0% 5/15/36 (Reg. S)	EUR	17,465,000	14,738,301
0% 8/15/50	EUR	16,503,000	11,052,695
0% 8/15/52 (Reg. S)	EUR	8,219,000	5,303,293
0.2% 6/14/24 (Reg. S)	EUR	21,870,000	22,712,123
0.25% 2/15/27	EUR	1,710,000	1,733,135
0.25% 2/15/29	EUR	20,250,000	20,017,588
1% 8/15/24	EUR	18,270,000	19,264,561
1.25% 8/15/48	EUR	4,320,000	4,178,481
1.75% 2/15/24	EUR	5,294,000	5,659,304
2.5% 7/4/44	EUR	952,000	1,162,711
2.5% 8/15/46	EUR	7,681,000	9,504,522
3.25% 7/4/42	EUR	15,570,000	20,880,003
4% 1/4/37	EUR	8,010,000	11,014,107
4.75% 7/4/34	EUR	1,350,000	1,926,846
4.75% 7/4/40	EUR	21,231,000	33,017,555
5.5% 1/4/31	EUR	14,881,000	20,905,765
6.5% 7/4/27	EUR	4,770,000	6,321,423

TOTAL GERMANY			463,404,613

Hong Kong - 0.2%
Hong Kong Government SAR:
0.51% 10/23/23	HKD	23,200,000	2,883,021
1.25% 6/29/27	HKD	2,400,000	284,709
1.59% 3/4/36	HKD	2,400,000	252,732
1.68% 1/21/26	HKD	33,050,000	4,071,312
1.89% 3/2/32	HKD	9,400,000	1,088,489
1.97% 1/17/29	HKD	19,200,000	2,323,712
2.02% 3/7/34	HKD	12,000,000	1,376,678
2.13% 7/16/30	HKD	4,750,000	573,344
2.22% 8/7/24	HKD	3,250,000	411,133

TOTAL HONG KONG			13,265,130

Ireland - 4.0%
Irish Republic:
0% 10/18/31 (Reg. S)	EUR	31,431,000	27,528,360
0.2% 5/15/27 (Reg. S)	EUR	20,334,000	20,143,071
0.2% 10/18/30 (Reg. S)	EUR	21,745,000	19,974,899
0.35% 10/18/32 (Reg. S)	EUR	25,012,000	22,167,966
0.4% 5/15/35 (Reg. S)	EUR	27,440,000	23,014,663
0.55% 4/22/41 (Reg. S)	EUR	15,106,000	11,469,393
0.9% 5/15/28 (Reg. S)	EUR	28,728,000	29,048,323
1% 5/15/26(Reg. S)	EUR	23,017,000	23,957,224
1.1% 5/15/29 (Reg. S)	EUR	39,429,000	39,964,006
1.5% 5/15/50 (Reg. S)	EUR	18,543,000	15,475,326
1.7% 5/15/37	EUR	8,190,000	8,005,084
2% 2/18/45 (Reg.S)	EUR	23,584,000	22,903,452
2.4% 5/15/30 (Reg. S)	EUR	10,260,000	11,334,380
3.4% 3/18/24 (Reg.S)	EUR	17,267,000	18,914,147
3.9% 3/20/23(Reg. S)	EUR	98,000	105,299
5.4% 3/13/25	EUR	42,472,000	49,672,849

TOTAL IRELAND			343,678,442

Italy - 6.3%
Italian Republic:
0% 4/15/24 (Reg. S)	EUR	36,404,000	37,247,716
0% 12/15/24 (Reg. S)	EUR	39,780,000	39,985,269
0% 4/1/26 (Reg. S)	EUR	64,671,000	62,466,107
0% 8/1/26(Reg. S)	EUR	12,600,000	12,059,527
0.25% 3/15/28 (Reg. S)	EUR	24,775,000	22,701,754
0.45% 2/15/29(Reg. S)	EUR	30,060,000	27,008,147
0.6% 6/15/23 (Reg. S)	EUR	14,352,000	15,045,412
0.6% 8/1/31 (Reg. S) (b)	EUR	28,043,000	23,419,028
0.65% 10/15/23 (Reg. S)	EUR	35,730,000	37,299,097
0.95% 8/1/30 (Reg. S)	EUR	16,920,000	15,063,638
0.95% 6/1/32 (Reg. S)	EUR	24,840,000	20,960,380
0.95% 3/1/37 (Reg. S) (b)	EUR	41,747,000	31,284,569
1.1% 4/1/27 (Reg. S)	EUR	18,990,000	18,722,457
1.45% 5/15/25	EUR	12,582,000	13,026,239
1.65% 3/1/32 (b)	EUR	1,710,000	1,563,676
1.7% 9/1/51 (Reg. S) (b)	EUR	8,286,000	5,805,212
1.8% 3/1/41 (Reg. S) (b)	EUR	24,210,000	19,370,659
2.15% 9/1/52 (Reg. S) (b)	EUR	13,410,000	10,208,640
2.15% 3/1/72 (Reg. S) (b)	EUR	4,797,000	3,337,537
2.7% 3/1/47 (b)	EUR	5,850,000	5,277,447
3% 8/1/29	EUR	18,611,000	19,676,588
3.25% 9/1/46 (b)	EUR	9,830,000	9,820,585
4% 2/1/37 (b)	EUR	137,000	152,604
4.75% 9/1/44 (b)	EUR	16,726,000	20,644,212
5% 8/1/34 (b)	EUR	9,900,000	12,019,096
6% 5/1/31	EUR	20,409,000	26,163,679
7.25% 11/1/26	EUR	19,492,000	24,727,675

TOTAL ITALY			535,056,950

Japan - 20.3%
Japan Government:
0.005% 5/1/23	JPY	40,000,000	295,121
0.005% 8/1/23	JPY	9,752,500,000	71,965,658
0.005% 3/20/26	JPY	676,550,000	4,991,900
0.005% 6/20/26	JPY	5,883,750,000	43,402,630
0.005% 3/20/27	JPY	5,770,000,000	42,518,028
0.1% 3/20/24	JPY	260,000,000	1,921,869
0.1% 3/20/27	JPY	3,530,000,000	26,115,964
0.1% 6/20/27	JPY	5,900,150,000	43,634,062
0.1% 9/20/27	JPY	30,000,000	221,670
0.1% 9/20/28	JPY	3,109,300,000	22,884,109
0.1% 6/20/29	JPY	3,550,000,000	26,054,875
0.1% 6/20/30	JPY	1,384,300,000	10,098,309
0.1% 6/20/31	JPY	36,524,800,000	265,405,106
0.2% 3/20/32	JPY	14,730,000,000	108,291,773
0.2% 6/20/36	JPY	4,854,500,000	33,979,711
0.3% 12/20/25	JPY	3,000,000,000	22,362,471
0.4% 3/20/25	JPY	10,960,000,000	81,778,337
0.4% 6/20/25	JPY	5,650,000	42,191
0.4% 6/20/41	JPY	27,727,900,000	187,512,785
0.4% 3/20/56	JPY	140,000,000	794,290
0.5% 3/20/60	JPY	1,890,000,000	10,836,158
0.6% 6/20/24	JPY	8,141,100,000	60,786,440
0.6% 12/20/36	JPY	8,330,000,000	61,371,128
0.7% 6/20/51	JPY	10,376,350,000	67,121,249
0.7% 3/20/61	JPY	5,773,100,000	35,429,168
0.8% 3/20/42	JPY	15,650,000,000	113,493,643
1% 3/20/52	JPY	10,250,000,000	71,533,940
1.4% 12/20/45	JPY	2,270,000,000	18,009,760
1.7% 9/20/32	JPY	200,000,000	1,676,769
1.9% 9/20/23	JPY	3,670,000,000	27,705,146
1.9% 3/20/29	JPY	1,240,000,000	10,211,173
2% 12/20/24	JPY	3,272,050,000	25,341,989
2% 3/20/25	JPY	40,000,000	311,262
2.1% 6/20/27	JPY	730,000,000	5,931,734
2.3% 3/20/40	JPY	1,641,350,000	15,073,734
2.4% 6/20/28	JPY	4,480,650,000	37,511,904
2.4% 3/20/48	JPY	8,592,900,000	81,468,520
2.5% 6/20/34	JPY	8,518,600,000	77,766,129
2.8% 9/20/29	JPY	410,000,000	3,589,494

TOTAL JAPAN			1,719,440,199

Latvia - 0.4%
Latvian Republic:
0% 3/17/31 (Reg. S)	EUR	2,978,000	2,436,717
0.25% 1/23/30 (Reg. S)	EUR	2,400,000	2,085,630
0.375% 10/7/26 (Reg. S)	EUR	16,787,000	16,099,389
1.125% 5/30/28 (Reg. S)	EUR	400,000	388,437
1.375% 9/23/25 (Reg. S)	EUR	4,320,000	4,382,622
1.375% 5/16/36 (Reg. S)	EUR	1,633,000	1,424,980
1.875% 2/19/49 (Reg. S)	EUR	2,678,000	2,243,900
2.25% 2/15/47(Reg. S)	EUR	1,080,000	1,025,274

TOTAL LATVIA			30,086,949

Lithuania - 0.3%
Lithuanian Republic:
0.5% 7/28/50 (Reg. S)	EUR	2,285,000	1,226,916
0.75% 5/6/30 (Reg. S)	EUR	5,762,000	5,180,851
0.75% 7/15/51(Reg. S)	EUR	2,250,000	1,415,175
0.95% 5/26/27 (Reg. S)	EUR	1,116,000	1,075,074
1.625% 6/19/49 (Reg. S)	EUR	1,009,000	903,929
2.1% 5/26/47 (Reg. S)	EUR	3,903,000	3,868,514
2.125% 10/29/26 (Reg. S)	EUR	4,140,000	4,259,335
2.125% 10/22/35 (Reg. S)	EUR	6,210,000	5,921,680

TOTAL LITHUANIA			23,851,474

Luxembourg - 0.5%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	174,000	175,520
0% 11/13/26 (Reg. S)	EUR	1,326,000	1,297,828
0% 4/28/30 (Reg. S)	EUR	1,879,000	1,700,403
0% 3/24/31 (Reg. S)	EUR	9,303,000	8,233,136
0% 9/14/32 (Reg. S)	EUR	2,297,000	1,945,909
0.625% 2/1/27 (Reg. S)	EUR	5,651,000	5,663,472
1.375% 5/25/29 (Reg. S)	EUR	3,870,000	3,949,757
1.75% 5/25/42 (Reg. S)	EUR	3,330,000	3,161,267
2.125% 7/10/23 (Reg. S)	EUR	15,856,000	16,861,198

TOTAL LUXEMBOURG			42,988,490

Netherlands - 4.6%
Dutch Government:
0% 1/15/24(Reg. S) (b)	EUR	5,969,000	6,205,497
0% 1/15/26	EUR	17,820,000	17,963,569
0% 1/15/27 (Reg. S) (b)	EUR	2,084,000	2,068,577
0% 7/15/30 (Reg. S) (b)	EUR	32,713,000	30,317,471
0% 7/15/31 (Reg. S) (b)	EUR	6,951,000	6,307,257
0% 1/15/38 (Reg. S) (b)	EUR	30,030,000	23,238,158
0% 1/15/52 (Reg. S) (b)	EUR	15,027,000	9,036,886
0.25% 7/15/25 (b)	EUR	31,750,000	32,540,553
0.5% 7/15/26(Reg. S) (b)	EUR	9,511,000	9,722,361
0.5% 7/15/32 (Reg. S) (b)	EUR	15,300,000	14,234,661
0.5% 1/15/40 (Reg. S) (b)	EUR	36,789,000	30,180,008
0.75% 7/15/27 (Reg. S) (b)	EUR	30,802,000	31,494,125
0.75% 7/15/28 (b)	EUR	70,454,000	71,264,383
1.75% 7/15/23 (Reg. S) (b)	EUR	39,000	41,386
2% 7/15/24 (b)	EUR	38,946,000	41,861,714
2.5% 1/15/33 (b)	EUR	11,430,000	12,847,389
2.75% 1/15/47 (b)	EUR	25,965,000	31,778,258
3.75% 1/15/42 (b)	EUR	5,130,000	6,919,095
4% 1/15/37 (b)	EUR	9,670,000	12,819,993

TOTAL NETHERLANDS			390,841,341

New Zealand - 2.0%
New Zealand Government:
0.25% 5/15/28	NZD	24,200,000	12,360,319
0.5% 5/15/24	NZD	62,689,000	37,066,766
0.5% 5/15/26	NZD	51,379,000	28,490,322
1.5% 5/15/31	NZD	16,100,000	8,299,507
1.75% 5/15/41	NZD	10,464,000	4,494,516
2% 5/15/32	NZD	29,513,000	15,612,933
2.75% 4/15/37 (Reg. S)	NZD	45,131,000	24,107,124
2.75% 5/15/51	NZD	11,000,000	5,253,802
3% 4/20/29	NZD	39,494,000	23,514,570
4.5% 4/15/27	NZD	12,600,000	8,152,783

TOTAL NEW ZEALAND			167,352,642

Norway - 1.3%
Kingdom of Norway:
1.25% 9/17/31 (Reg. S) (b)	NOK	12,161,000	1,057,276
1.375% 8/19/30 (Reg. S) (b)	NOK	210,881,000	18,857,917
1.5% 2/19/26 (Reg. S) (b)	NOK	159,972,000	15,408,648
1.75% 3/13/25 (Reg. S) (b)	NOK	31,500,000	3,096,240
1.75% 2/17/27 (Reg. S) (b)	NOK	263,382,000	25,299,080
1.75% 9/6/29 (Reg. S) (b)	NOK	75,590,000	7,035,545
2% 5/24/23 (b)	NOK	16,214,000	1,640,229
2% 4/26/28 (Reg. S) (b)	NOK	45,900,000	4,407,187
2.125% 5/18/32(Reg. S) (b)	NOK	142,533,000	13,359,439
3% 3/14/24 (b)	NOK	170,148,000	17,327,067

TOTAL NORWAY			107,488,628

Portugal - 4.6%
Portugal Obrigacoes Do Tesouro:
0.3% 10/17/31 (Reg. S) (b)	EUR	2,477,000	2,160,290
0.475% 10/18/30 (Reg. S) (b)	EUR	31,391,000	28,701,012
0.7% 10/15/27 (Reg. S) (b)	EUR	64,405,000	64,042,669
0.9% 10/12/35 (Reg. S) (b)	EUR	25,777,000	21,867,516
1% 4/12/52 (Reg. S) (b)	EUR	8,615,000	5,314,728
1.15% 4/11/42 (Reg. S) (b)	EUR	7,200,000	5,569,760
1.65% 7/16/32 (Reg. S) (b)	EUR	32,940,000	32,086,478
1.95% 6/15/29 (Reg. S) (b)	EUR	36,474,000	38,239,441
2.875% 10/15/25 (Reg. S) (b)	EUR	54,488,000	60,010,894
2.875% 7/21/26(Reg. S) (b)	EUR	4,950,000	5,467,470
3.875% 2/15/30(Reg. S) (b)	EUR	16,065,000	18,996,971
4.1% 2/15/45(Reg. S) (b)	EUR	9,047,000	11,283,616
5.65% 2/15/24 (Reg. S) (b)	EUR	28,550,000	32,129,446
Republic of Portugal:
2.125% 10/17/28 (b)	EUR	17,585,000	18,753,274
4.1% 4/15/37 (b)	EUR	24,573,000	30,273,869
4.95% 10/25/23 (b)	EUR	14,874,000	16,418,786

TOTAL PORTUGAL			391,316,220

Singapore - 2.7%
Republic of Singapore:
, yield at date of purchase 0.1974% to 0.6972% 10/1/51	SGD	10,300,000	5,846,675
0.5% 11/1/25	SGD	32,900,000	21,987,800
1.625% 7/1/31	SGD	80,654,000	51,883,749
1.75% 2/1/23	SGD	109,000	78,222
1.875% 3/1/50	SGD	22,250,000	12,491,902
2% 2/1/24	SGD	28,300,000	20,207,244
2.125% 6/1/26	SGD	65,913,000	46,280,956
2.25% 8/1/36	SGD	15,415,000	10,049,320
2.375% 7/1/39	SGD	5,400,000	3,509,825
2.75% 4/1/42	SGD	35,517,000	24,122,825
2.875% 7/1/29	SGD	22,753,000	16,344,558
3.5% 3/1/27	SGD	18,124,000	13,439,260

TOTAL SINGAPORE			226,242,336

Slovakia - 1.3%
Slovakia Republic:
0% 6/17/24 (Reg. S)	EUR	6,882,000	7,052,030
0.125% 6/17/27 (Reg. S)	EUR	8,670,000	8,346,875
0.25% 5/14/25 (Reg. S)	EUR	17,544,000	17,715,828
0.375% 4/21/36(Reg. S)	EUR	5,220,000	3,884,897
1% 6/12/28 (Reg. S)	EUR	5,130,000	5,096,574
1% 10/9/30 (Reg. S)	EUR	21,333,000	20,148,941
1% 5/14/32 (Reg. S)	EUR	13,381,000	12,247,916
1% 10/13/51 (Reg. S)	EUR	4,320,000	2,695,054
1.375% 1/21/27	EUR	3,150,000	3,253,218
1.875% 3/9/37 (Reg. S)	EUR	4,837,000	4,422,898
2% 10/17/47 (Reg. S)	EUR	8,534,000	7,405,332
2.25% 6/12/68 (Reg. S)	EUR	1,282,000	1,067,324
3% 2/28/23 (Reg. S)	EUR	429,000	456,305
3.625% 1/16/29 (Reg. S)	EUR	14,171,000	16,481,975
3.875% 2/8/33 (Reg. S)	EUR	3,054,000	3,666,103

TOTAL SLOVAKIA			113,941,270

Slovenia - 0.9%
Republic of Slovenia:
0% 2/12/31 (Reg. S)	EUR	5,375,000	4,635,118
0.125% 7/1/31(Reg. S)	EUR	6,660,000	5,779,876
0.4875% 10/20/50 (Reg. S)	EUR	7,465,000	4,251,928
0.6875% 3/3/81(Reg. S)	EUR	1,748,000	685,557
0.875% 7/15/30 (Reg. S)	EUR	8,718,000	8,224,070
1% 3/6/28(Reg. S)	EUR	9,000,000	9,115,687
1.1875% 3/14/29 (Reg. S)	EUR	1,521,000	1,519,607
1.5% 3/25/35 (Reg. S)	EUR	6,884,000	6,321,393
1.75% 11/3/40 (Reg. S)	EUR	6,840,000	6,098,587
2.125% 7/28/25 (Reg. S)	EUR	261,000	284,048
2.25% 3/3/32 (Reg. S)	EUR	3,150,000	3,263,648
3.125% 8/7/45 (Reg. S)	EUR	6,338,000	7,061,676
4.625% 9/9/24	EUR	2,655,000	3,029,905
5.125% 3/30/26 (Reg. S)	EUR	12,292,000	14,808,717

TOTAL SLOVENIA			75,079,817

Spain - 4.8%
Spanish Kingdom:
0% 4/30/23	EUR	16,000	16,694
0% 5/31/24	EUR	25,154,000	25,872,472
0% 1/31/25	EUR	7,857,000	7,974,001
0% 5/31/25	EUR	20,610,000	20,741,836
0% 1/31/26	EUR	32,671,000	32,413,739
0% 1/31/27	EUR	18,180,000	17,619,308
0% 1/31/28	EUR	10,708,000	10,128,943
0.35% 7/30/23	EUR	35,280,000	36,821,793
0.5% 10/31/31 (Reg. S) (b)	EUR	7,736,000	6,845,534
0.6% 10/31/29 (Reg. S) (b)	EUR	26,377,000	24,935,260
0.7% 4/30/32 (Reg. S) (b)	EUR	22,230,000	19,759,840
0.8% 7/30/27 (Reg. S) (b)	EUR	23,656,000	23,636,317
0.8% 7/30/29	EUR	12,330,000	11,868,247
0.85% 7/30/37 (Reg. S) (b)	EUR	29,474,000	23,425,221
1% 7/30/42(Reg. S) (b)	EUR	12,960,000	9,684,702
1% 10/31/50 (Reg. S) (b)	EUR	12,309,000	7,919,190
1.2% 10/31/40 (Reg. S) (b)	EUR	900,000	713,985
1.25% 10/31/30 (Reg. S) (b)	EUR	17,815,000	17,329,787
1.4% 4/30/28 (Reg. S) (b)	EUR	14,259,000	14,562,218
1.45% 4/30/29 (Reg. S) (b)	EUR	8,730,000	8,831,787
1.45% 10/31/71 (Reg. S) (b)	EUR	9,459,000	5,510,292
1.95% 4/30/26 (Reg. S) (b)	EUR	11,790,000	12,537,374
2.7% 10/31/48 (b)	EUR	3,843,000	3,795,905
2.75% 10/31/24 (Reg. S) (b)	EUR	15,259,000	16,600,809
2.9% 10/31/46(Reg. S) (b)	EUR	720,000	743,911
4.2% 1/31/37 (b)	EUR	10,530,000	13,017,169
5.15% 10/31/44 (b)	EUR	14,225,000	20,349,786
5.75% 7/30/32	EUR	7,520,000	10,247,470
6% 1/31/29	EUR	6,030,000	7,911,561

TOTAL SPAIN			411,815,151

Sweden - 1.5%
Sweden Kingdom:
0.125% 5/12/31 (Reg. S) (b)	SEK	176,865,000	15,029,082
0.5% 11/24/45	SEK	48,860,000	3,595,238
0.75% 5/12/28	SEK	41,560,000	3,828,895
0.75% 11/12/29 (b)	SEK	200,120,000	18,194,612
1% 11/12/26 (Reg. S)	SEK	276,075,000	26,061,448
1.375% 6/23/71	SEK	34,510,000	2,310,270
1.5% 11/13/23 (b)	SEK	745,000	72,700
1.75% 11/11/33 (Reg. S) (b)	SEK	109,000,000	10,702,506
2.25% 6/1/32	SEK	87,865,000	9,034,083
2.5% 5/12/25	SEK	223,435,000	22,208,628
3.5% 3/30/39	SEK	108,125,000	13,152,887

TOTAL SWEDEN			124,190,349

Switzerland - 2.4%
Switzerland Confederation:
0% 7/24/39 (Reg. S)	CHF	2,070,000	1,749,585
0.25% 6/23/35(Reg. S)	CHF	7,110,000	6,668,720
0.5% 5/27/30 (Reg. S)	CHF	13,895,000	14,204,004
0.5% 6/27/32	CHF	14,100,000	14,029,843
0.5% 6/28/45	CHF	6,536,000	5,841,835
0.5% 5/24/55(Reg. S)	CHF	900,000	761,274
0.5% 5/30/58 (Reg. S)	CHF	3,907,000	3,152,939
1.25% 6/11/24	CHF	9,855,000	10,557,491
1.25% 5/28/26	CHF	5,574,000	6,034,389
1.25% 6/27/37 (Reg. S)	CHF	6,501,000	6,844,556
1.5% 7/24/25	CHF	22,249,000	24,177,565
1.5% 4/30/42	CHF	6,324,000	6,881,047
2% 6/25/64 (Reg. S)	CHF	2,842,000	3,640,582
2.25% 6/22/31(Reg. S)	CHF	16,319,000	18,970,143
2.5% 3/8/36 (Reg. S)	CHF	3,128,000	3,811,268
3.25% 6/27/27	CHF	19,987,000	23,697,989
3.5% 4/8/33	CHF	5,504,000	7,173,621
4% 2/11/23	CHF	1,599,000	1,718,006
4% 4/8/28	CHF	7,110,000	8,846,414
4% 1/6/49 (Reg. S)	CHF	19,826,000	33,261,742

TOTAL SWITZERLAND			202,023,013

United Kingdom - 4.9%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/24 (Reg. S)	GBP	15,456,000	18,270,847
0.125% 1/30/26 (Reg. S)	GBP	26,908,000	30,768,511
0.125% 1/31/28 (Reg. S)	GBP	7,096,000	7,802,670
0.375% 10/22/26 (Reg. S)	GBP	5,740,000	6,532,429
0.375% 10/22/30 (Reg. S)	GBP	4,377,000	4,625,920
0.5% 1/31/29(Reg. S)	GBP	9,840,000	10,811,619
0.5% 10/22/61 (Reg. S)	GBP	1,816,000	1,141,326
0.625% 7/31/35 (Reg. S)	GBP	16,465,000	15,763,697
0.625% 10/22/50 (Reg. S)	GBP	6,113,000	4,539,819
0.75% 7/22/23(Reg. S)	GBP	17,200,000	20,693,638
0.875% 1/31/46 (Reg. S)	GBP	33,692,000	28,430,843
1% 4/22/24(Reg. S)	GBP	26,226,000	31,426,651
1.25% 7/22/27	GBP	6,720,000	7,919,699
1.25% 10/22/41 (Reg. S)	GBP	31,777,000	30,665,810
1.25% 7/31/51(Reg. S)	GBP	34,240,000	30,393,313
1.625% 10/22/28	GBP	3,570,000	4,256,099
1.625% 10/22/71 (Reg. S)	GBP	21,072,000	20,170,724
3.5% 7/22/68	GBP	1,510,000	2,387,761
4.25% 6/7/32	GBP	32,331,000	46,277,686
4.25% 3/7/36 (Reg. S)	GBP	3,699,000	5,374,573
4.25% 12/7/40	GBP	6,440,000	9,678,733
4.25% 12/7/49 (Reg. S)	GBP	15,124,000	24,159,468
4.5% 9/7/34	GBP	4,130,000	6,108,898
4.75% 12/7/30	GBP	27,492,000	40,287,965
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	7,630,000	9,492,918

TOTAL UNITED KINGDOM			417,981,617

TOTAL GOVERNMENT OBLIGATIONS
(Cost $9,982,936,679)			8,509,841,798
		Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund 1.58% (c)
(Cost $273,067,781)		273,013,178	273,067,781
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $10,256,004,460)			8,782,909,579
NET OTHER ASSETS (LIABILITIES) - (3.5)%			(294,018,599)
NET ASSETS - 100%			$8,488,890,980

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	120,444,000	USD	126,099,328	BNP Paribas S.A.	8/1/22	$351,504
GBP	10,219,000	USD	12,417,342	BNP Paribas S.A.	8/1/22	28,289
JPY	3,633,250,000	USD	26,794,669	Brown Brothers Harriman & Co	8/1/22	27,991
USD	238,022,732	DKK	1,686,879,000	HSBC Bank	8/1/22	(93,631)
USD	3,646,926,043	EUR	3,471,428,000	Bank of America, N.A.	8/1/22	2,369,580
USD	919,920,000	EUR	864,852,262	State Street Bank And Trust Co	8/1/22	11,935,476
USD	389,271,229	GBP	321,063,000	Bank of America, N.A.	8/1/22	(1,748,605)
USD	50,842,654	HKD	398,648,000	Canadian Imperial Bk. of Comm.	8/1/22	(8,488)
USD	1,629,122,961	JPY	222,253,100,000	JPMorgan Chase Bank, N.A.	8/1/22	(11,672,329)
USD	105,968,017	NOK	1,045,348,000	BNP Paribas S.A.	8/1/22	(217,170)
USD	167,923,056	NZD	270,316,000	Citibank, N. A.	8/1/22	(866,065)
USD	131,238,642	SEK	1,338,142,000	BNP Paribas S.A.	8/1/22	306,622
USD	222,480,339	SGD	309,627,000	State Street Bank And Trust Co	8/1/22	(390,186)
CAD	12,266,000	USD	9,501,964	Royal Bank of Canada	8/2/22	26,870
USD	402,173,143	AUD	585,312,000	BNP Paribas S.A.	8/2/22	(1,925,054)
USD	395,121,955	CAD	508,729,000	Royal Bank of Canada	8/2/22	(83,839)
USD	206,385,214	CHF	196,423,000	Bank of America, N.A.	8/2/22	263,656
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(1,695,379)
					Unrealized Appreciation	15,309,988
					Unrealized Depreciation	(17,005,367)

For the period, the average contract value for forward foreign currency contracts was $7,973,881,687. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound sterling

HKD – Hong Kong dollar

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,516,556,721 or 29.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$12,953,038	$6,419,783,422	$6,159,668,679	$190,853	$--	$--	$273,067,781	0.5%
Total	$12,953,038	$6,419,783,422	$6,159,668,679	$190,853	$--	$--	$273,067,781

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Government Obligations	$8,509,841,798	$--	$8,509,841,798	$--
Money Market Funds	273,067,781	273,067,781	--	--
Total Investments in Securities:	$8,782,909,579	$273,067,781	$8,509,841,798	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$15,309,988	$--	$15,309,988	$--
Total Assets	$15,309,988	$--	$15,309,988	$--
Liabilities
Forward Foreign Currency Contracts	$(17,005,367)	$--	$(17,005,367)	$--
Total Liabilities	$(17,005,367)	$--	$(17,005,367)	$--
Total Derivative Instruments	$(1,695,379)	$--	$(1,695,379)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$15,309,988	$(17,005,367)
Total Foreign Exchange Risk	15,309,988	(17,005,367)
Total Value of Derivatives	$15,309,988	$(17,005,367)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,982,936,679)	$8,509,841,798
Fidelity Central Funds (cost $273,067,781)	273,067,781
Total Investment in Securities (cost $10,256,004,460)		$8,782,909,579
Foreign currency held at value (cost $298)		298
Receivable for investments sold		171,920,005
Unrealized appreciation on forward foreign currency contracts		15,309,988
Receivable for fund shares sold		10,201,747
Interest receivable		36,036,153
Distributions receivable from Fidelity Central Funds		87,493
Receivable from investment adviser for expense reductions		25,529
Total assets		9,016,490,792
Liabilities
Payable for investments purchased	$384,820,823
Unrealized depreciation on forward foreign currency contracts	17,005,367
Payable for fund shares redeemed	125,656,949
Other payables and accrued expenses	116,673
Total liabilities		527,599,812
Net Assets		$8,488,890,980
Net Assets consist of:
Paid in capital		$9,248,312,411
Total accumulated earnings (loss)		(759,421,431)
Net Assets		$8,488,890,980
Net Asset Value, offering price and redemption price per share ($8,488,890,980 ÷ 962,268,490 shares)		$8.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$17,073,313
Income from Fidelity Central Funds		190,853
Income before foreign taxes withheld		17,264,166
Less foreign taxes withheld		(1,157,304)
Total income		16,106,862
Expenses
Custodian fees and expenses	$219,541
Independent trustees' fees and expenses	8,722
Total expenses before reductions	228,263
Expense reductions	(119,102)
Total expenses after reductions		109,161
Net investment income (loss)		15,997,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,064,323)
Forward foreign currency contracts	669,727,166
Foreign currency transactions	8,294,636
Total net realized gain (loss)		636,957,479
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,393,607,567)
Forward foreign currency contracts	11,445,524
Assets and liabilities in foreign currencies	(1,101,156)
Total change in net unrealized appreciation (depreciation)		(1,383,263,199)
Net gain (loss)		(746,305,720)
Net increase (decrease) in net assets resulting from operations		$(730,308,019)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	For the period August 31, 2021 (commencement of operations) through December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,997,701	$1,606,869
Net realized gain (loss)	636,957,479	68,971,609
Change in net unrealized appreciation (depreciation)	(1,383,263,199)	(92,772,871)
Net increase (decrease) in net assets resulting from operations	(730,308,019)	(22,194,393)
Distributions to shareholders	(3,955,340)	(2,963,679)
Share transactions
Proceeds from sales of shares	4,905,313,711	4,817,445,515
Reinvestment of distributions	3,955,340	2,963,679
Cost of shares redeemed	(387,657,260)	(93,708,574)
Net increase (decrease) in net assets resulting from share transactions	4,521,611,791	4,726,700,620
Total increase (decrease) in net assets	3,787,348,432	4,701,542,548
Net Assets
Beginning of period	4,701,542,548	–
End of period	$8,488,890,980	$4,701,542,548
Other Information
Shares
Sold	526,085,888	487,636,716
Issued in reinvestment of distributions	425,305	300,576
Redeemed	(42,690,075)	(9,489,920)
Net increase (decrease)	483,821,118	478,447,372

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Developed Markets Bond Index Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.022	.007
Net realized and unrealized gain (loss)	(1.027)	(.169)
Total from investment operations	(1.005)	(.162)
Distributions from net investment income	(.005)	(.008)
Total distributions	(.005)	(.008)
Net asset value, end of period	$8.82	$9.83
Total ReturnD,E	(10.23)%	(1.62)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.01%H	.01%H
Expenses net of fee waivers, if any	- %H,I	- %H,I
Expenses net of all reductions	- %H,I	- %H,I
Net investment income (loss)	.48%H	.21%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,488,891	$4,701,543
Portfolio turnover rateJ	14%H	2%K

 A For the period August 31, 2021 (commencement of operations) through December 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity Series International Developed Markets Bond Index Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,162,072
Gross unrealized depreciation	(1,489,701,423)
Net unrealized appreciation (depreciation)	$(1,473,539,351)
Tax cost	$10,254,753,551

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(10,266)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Developed Markets Bond Index Fund	6,687,776,568	473,948,432

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $119,102.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risks of Investing in European Countries.

There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of investments in the region or with exposure to the region.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity Series International Developed Markets Bond Index Fund	- %-C
Actual		$1,000.00	$897.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IDM-SANN-0822
1.9901933.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022